SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

    REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

    Pre-Effective Amendment No.                                              [ ]

    Post-Effective Amendment No.  24         (File No. 333-79311)            [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.            25        (File No. 811-07355)             [X]
                               ---------

                        (Check appropriate box or boxes)

                          IDS LIFE VARIABLE ACCOUNT 10
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                           (Exact Name of Registrant)

                           IDS Life Insurance Company
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                               (Name of Depositor)

               70100 AXP Financial Center, Minneapolis, MN 55474
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        (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code (612) 671-3678
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      Mary Ellyn Minenko, 50607 AXP Financial Center, Minneapolis, MN 55474
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                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check  appropriate box)

 [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
 [ ] on (date) pursuant  to  paragraph  (b) of Rule 485
 [ ] 60 days after  filing  pursuant  to paragraph  (a)(1) of Rule 485
 [X] on April 30, 2004 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
 [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The prospectus filed electronically herewith and Statement of Additional Information are not intended to supersede the prospectuses and Statement of Additional Information filed with Post-Effective Amendment No. 23 to Registration Statement No. 333-79311, filed on or about April 27, 2004.

PROSPECTUS


APRIL 30, 2004


AMERICAN EXPRESS

RETIREMENT ADVISOR ADVANTAGE PLUS(SM) VARIABLE ANNUITY RETIREMENT ADVISOR SELECT PLUS(SM) VARIABLE ANNUITY

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITIES

ISSUED BY:    IDS LIFE INSURANCE COMPANY (IDS LIFE)
              70100 AXP Financial Center
              Minneapolis, MN 55474
              Telephone: (800) 862-7919
              americanexpress.com
              IDS LIFE VARIABLE ACCOUNT 10

This prospectus contains information that you should know before investing in the American Express Retirement Advisor Advantage Plus(SM) Variable Annuity (RAVA Advantage Plus), or the American Express Retirement Advisor Select Plus(SM) Variable Annuity (RAVA Select Plus). The information in this prospectus applies to both contracts unless stated otherwise.

Prospectuses are also available for:

o  American Express(R) Variable Portfolio Funds

o  AIM Variable Insurance Funds

o  AllianceBernstein Variable Products Series Fund, Inc.

o  American Century(R) Variable Portfolios, Inc.

o  Calvert Variable Series, Inc.

o  Evergreen Variable Annuity Trust

o  Fidelity(R) Variable Insurance Products - Service Class 2

o  Franklin(R) Templeton(R) Variable Insurance
   Products Trust (FTVIPT) - Class 2


o  Goldman Sachs Variable Insurance Trust (VIT)


o  Lazard Retirement Series, Inc.

o  Liberty Variable Investment Trust

o  MFS(R) Variable Insurance Trust(SM)

o  Oppenheimer Variable Account Funds - Service Shares

o  Putnam Variable Trust - Class IB Shares

o Strong Opportunity Fund II, Inc.

o  Van Kampen Life Investment Trust

o  Wanger Advisors Trust


Please read the prospectuses carefully and keep them for future reference.


The contracts provide for purchase payment credits which we may reverse under certain circumstances. Expenses may be higher and surrender charges may be higher and longer for contracts with purchase payment credits than for contracts without such credits. The amount of the credit may be more than offset by additional charges associated with the credit.


THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting IDS Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Before you invest, be sure to ask your sales representative about the contract features, benefits, risks and fees, and whether the contract is appropriate for you, based upon your financial situation and objectives.

The contracts may not be available in all jurisdictions. This prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made. State variations are covered in a special contract form used in that state. This prospectus provides a general description of the contracts. Your actual contract and any riders or endorsements are the controlling documents.

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1     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS /
      RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

IDS Life has not authorized any person to give any information or to make any representations regarding the contracts other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

IDS Life and its affiliated insurance companies offer several different annuities which your sales representative may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.


TABLE OF CONTENTS


KEY TERMS                                                                   3
THE CONTRACT IN BRIEF                                                       5
EXPENSE SUMMARY                                                             7
CONDENSED FINANCIAL INFORMATION (UNAUDITED)                                14
FINANCIAL STATEMENTS                                                       33
THE VARIABLE ACCOUNT AND THE FUNDS                                         34
THE FIXED ACCOUNT                                                          43
THE SPECIAL DCA ACCOUNT                                                    43
BUYING YOUR CONTRACT                                                       44
CHARGES                                                                    46
VALUING YOUR INVESTMENT                                                    50
MAKING THE MOST OF YOUR CONTRACT                                           53
SURRENDERS                                                                 57
TSA -- SPECIAL SURRENDER PROVISIONS                                        57
CHANGING OWNERSHIP                                                         58
BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT                        58
OPTIONAL DEATH BENEFITS                                                    60
THE ANNUITY PAYOUT PERIOD                                                  65
TAXES                                                                      67
VOTING RIGHTS                                                              69
SUBSTITUTION OF INVESTMENTS                                                70
ABOUT THE SERVICE PROVIDERS                                                70
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION               72
APPENDIX A: EXAMPLE -- SURRENDER CHARGES                                   74
APPENDIX B: EXAMPLE -- OPTIONAL DEATH BENEFITS                             78


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2     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS /
      RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BAND 3 ANNUITIES: RAVA Advantage Plus and RAVA Select Plus contracts that are available for:

o   current or retired employees of American Express Financial Corporation
    (AEFC) or its subsidiaries and their spouses (employees),

o current or retired American Express financial advisors and their spouses (advisors), or

o individuals investing an initial purchase payment of $1 million or more, with our approval (other individuals).

BENEFICIARY: The person you designate to receive benefits in case of the owner's death while the contract is in force.


CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.


CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

ENHANCED EARNINGS DEATH BENEFIT (EEB) AND ENHANCED EARNINGS PLUS DEATH BENEFIT
(EEP): These are optional benefits you can add to your contract for an extra charge. Each is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. You can elect to purchase either the EEB or the EEP, subject to certain restrictions.

FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

IDS LIFE: In this prospectus, "we," "us," "our" and "IDS Life" refer to IDS Life Insurance Company.

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV) AND MAXIMUM FIVE-YEAR ANNIVERSARY VALUE DEATH BENEFIT (5-YEAR MAV): These are optional benefits you can add to your contract for an extra charge. Each is intended to provide additional death benefit protection in the event of fluctuating fund values. You can elect to purchase either the MAV or the 5-Year MAV, subject to certain restrictions.

OWNER (YOU, YOUR): A natural person (including a revocable trust) who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits. If the contract has a non-natural person as the owner, "you, your" means the annuitant.


PURCHASE PAYMENT CREDITS: An addition we make to your contract value. We base the amount of the credit on the surrender charge schedule you elect and/or total purchase payments.


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3     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS /
      RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:


o   Individual Retirement Annuities (IRAs) under Section 408(b) of the Code.


o   Roth IRAs under Section 408A of the Code

o   SIMPLE IRAs under Section 408(p) of the Code

o   Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

o   Plans under Section 401(k) of the Code

o   Custodial and trusteed plans under Section 401(a) of the Code

o   Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETURN OF PURCHASE PAYMENTS DEATH BENEFIT (ROPP): This is an optional benefit that you can add to your contract for an extra charge if you are age 76 or older at contract issue that is intended to provide additional death benefit protection in the event of fluctuating fund values. ROPP is included in the standard death benefits for contract owners age 75 and under on the contract effective date at no additional cost.


RIDER: You receive a rider to your contract when you purchase the EEB, EEP, MAV, 5-Year MAV and/or ROPP. The rider adds the terms of the optional benefit to your contract.


RIDER EFFECTIVE DATE: The date you add a rider to your contract.

SETTLEMENT DATE: The date when annuity payouts are scheduled to begin.

SPECIAL DOLLAR-COST AVERAGING (SPECIAL DCA) ACCOUNT: An account to which you may allocate new purchase payments of at least $10,000. Amounts you allocate to this account earn interest at rates that we declare periodically and will transfer into your specified subaccount allocations in six monthly transfers. The Special DCA account may not be available at all times.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.


VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) at our home office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request at our home office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.


VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

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4     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS /
      RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

THE CONTRACT IN BRIEF


This prospectus describes two contracts. RAVA Advantage Plus offers a choice of a seven-year or a ten-year surrender charge schedule and relatively lower expenses. RAVA Select Plus offers a three-year surrender charge schedule and relatively higher expenses. The information in this prospectus applies to both contracts unless stated otherwise. Your sales representative can help you determine which contract is best suited to your needs based on factors such as your investment goals and how long you intend to invest.

PURPOSE: The purpose of each contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed accounts, subaccounts and/or Special DCA account (when available) under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax). It may not be advantageous for you to purchase this contract in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another in a "tax-free" exchange under Section 1035 of the Code. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on this contract. You may have to pay a surrender charge when you exchange out of your old contract and a new surrender charge period will begin when you exchange into this contract. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the exchange. You should not exchange your old contract for this contract, or buy this contract in addition to your old contract, unless you determine it is in your best interest.

If we receive your transfer request at our home office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request. If we receive your transfer request at our home office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.

TAX-DEFERRED RETIREMENT PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use one of these contracts as a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. But a qualified annuity has features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the tax implications to you.

FREE LOOK PERIOD: You may return your contract to your sales representative or to our home office within the time stated on the first page of your contract. You will receive a full refund of the contract value, less the amount of any purchase payment credits. (See "Valuing Your Investment -- Purchase payment credits.") We will not deduct any other charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)


ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:


o the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 34)

o the fixed account, which earns interest at a rate that we adjust periodically. Purchase payment allocations to the fixed account may be subject to special restrictions. (p. 43)


o   the Special DCA account, when available.


BUYING YOUR CONTRACT: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our home office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future. (p. 44)


PURCHASE PAYMENTS:

MINIMUM ALLOWABLE PURCHASE PAYMENTS

If paying by installments under a scheduled payment plan:
   $23.08 biweekly, or
   $50 per month

                                                     RAVA ADVANTAGE PLUS              RAVA SELECT PLUS
If paying by any other method:
   initial payment for qualified annuities                 $1,000                         $  2,000
   initial payment for nonqualified annuities               2,000                           10,000
   for any additional payments                                 50                               50

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5     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS /
      RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

MAXIMUM ALLOWABLE PURCHASE PAYMENTS (without home office approval) based on your age on the effective date of the contract:

                                                     RAVA ADVANTAGE PLUS              RAVA SELECT PLUS

For the first year:
   through age 85                                         $999,999*                        $999,999*
   for ages 86 to 90                                       100,000                          100,000

For each subsequent year:
   through age 85                                          100,000                          100,000
   for ages 86 to 90                                        50,000                           50,000

* RAVA ADVANTAGE PLUS AND RAVA SELECT PLUS BAND 3 ANNUITIES SOLD TO INDIVIDUALS OTHER THAN ADVISORS AND EMPLOYEES: Require a minimum $1,000,000 initial purchase payment and our approval. Contracts already approved may make payments in subsequent years up to $100,000 if your age on the effective date of the contract is age 85 or younger and $50,000 if your age on the effective date of the contract is age 86 to 90.

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the subaccounts until annuity payouts begin, and once per contract year after annuity payouts begin. You may establish automated transfers among the accounts. You may not transfer existing amounts to the Special DCA account. Fixed account transfers are subject to special restrictions. (p. 54)

SURRENDERS: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including an IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 57)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 58)

BENEFITS IN CASE OF DEATH: If you die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value, except in the case of a purchase payment credit reversal. (p. 58)

OPTIONAL BENEFITS: These contracts offer optional features that are available for additional charges if you meet certain criteria. (p. 60)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (p. 65)

TAXES: Generally, your contract grows tax-deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. (p. 67)

LIMITATIONS ON USE OF CONTRACTS: If mandated by applicable law, including but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values. Under these circumstances we may refuse to implement requests for transfers, surrenders, or death benefits, until instructions are received from the appropriate governmental authority.


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6     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS /
      RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT OR SURRENDER THE CONTRACT. STATE PREMIUM TAXES ALSO MAY BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

SURRENDER CHARGE FOR RAVA ADVANTAGE PLUS
(Contingent deferred sales load as a percentage of purchase payment surrendered)


You select either a seven-year or ten-year surrender charge schedule at the time of application.*

                   SEVEN-YEAR SCHEDULE                                                      TEN-YEAR SCHEDULE*
 NUMBER OF COMPLETED                                                   NUMBER OF COMPLETED
YEARS FROM DATE OF EACH              SURRENDER CHARGE                YEARS FROM DATE OF EACH                   SURRENDER CHARGE
  PURCHASE PAYMENT                      PERCENTAGE                      PURCHASE PAYMENT                          PERCENTAGE


        0                                   7%                                  0                                     8%
        1                                   7                                   1                                     8
        2                                   7                                   2                                     8
        3                                   6                                   3                                     7
        4                                   5                                   4                                     7
        5                                   4                                   5                                     6
        6                                   2                                   6                                     5
        7+                                  0                                   7                                     4
                                                                                8                                     3
                                                                                9                                     2
                                                                               10+                                    0


* The ten-year surrender charge schedule is not available for contracts issued in Oregon. In Connecticut, the ten-year surrender charge schedule is 8% for years 0-2, 7% for year 3 and declining by 1% each year thereafter until it is 0% for years 10+. For contracts issued in Massachusetts, Oregon and Washington, surrender charges are waived after the tenth contract anniversary.


SURRENDER CHARGE FOR RAVA SELECT PLUS (EXCEPT TEXAS)
(Contingent deferred sales load as a percentage of purchase payment surrendered)

   YEARS FROM                                            SURRENDER CHARGE
  CONTRACT DATE                                             PERCENTAGE

       1                                                        7%
       2                                                        7
       3                                                        7
       Thereafter                                               0

SURRENDER CHARGE FOR RAVA SELECT PLUS IN TEXAS
(Contingent deferred sales load)

                                                            SURRENDER CHARGE PERCENTAGE
                                                (AS A PERCENTAGE OF PURCHASE PAYMENTS SURRENDERED)
                                                                 IN CONTRACT YEAR
  PAYMENTS MADE IN CONTRACT YEAR                       1          2           3      THEREAFTER
                1                                     8%         7%          6%          0%
                2                                                8           7           0
                3                                                            8           0
                Thereafter                                                               0

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7     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS /
      RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment rate is 3.5% and 6.67% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. (See "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans".)

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE

                                        Maximum: $50*         Current: $30

(We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.)

OPTIONAL RIDER FEES

(As a percentage of contract value charged annually at the contract anniversary. The fee applies only if you elect the optional rider.)

ROPP RIDER FEE                          Maximum: 0.30%        Current: 0.20%
MAV RIDER FEE                           Maximum: 0.35%        Current: 0.25%
5-YEAR MAV RIDER FEE                    Maximum: 0.20%        Current: 0.10%
EEB RIDER FEE                           Maximum: 0.40%        Current: 0.30%
EEP RIDER FEE                           Maximum: 0.50%        Current: 0.40%

ANNUAL VARIABLE ACCOUNT EXPENSES

(As a percentage of average daily subaccount value)

MORTALITY AND EXPENSE RISK FEE:        RAVA ADVANTAGE PLUS     RAVA SELECT PLUS

For nonqualified annuities                   0.95%                 1.20%
For qualified annuities                      0.75%                 1.00%
For band 3 annuities                         0.55%                 0.75%

* In certain states and for certain contracts we have waived our right to increase the contract administrative charge.


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8     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS /
      RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS


THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS FOR THE LAST FISCAL YEAR THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND FOR THE LAST FISCAL YEAR. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS

(Including management fee, distribution and/or service (12b-1) fees and other expenses)

                                            MINIMUM                    MAXIMUM


Total expenses before fee waivers
and/or expense reimbursements                .64%                       2.04%

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA ADVANTAGE PLUS AND RAVA SELECT PLUS


(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                                                  GROSS TOTAL
                                                                       MANAGEMENT       12B-1          OTHER        ANNUAL
                                                                          FEES          FEES         EXPENSES      EXPENSES

AXP(R) Variable Portfolio
      Capital Resource Fund                                                .64%          .13%           .08%           .85%(1)
      Cash Management Fund                                                 .51           .13            .06            .70(1)
      Core Bond Fund                                                       .63           .13            .45           1.21(2)
      Diversified Bond Fund                                                .60           .13            .08            .81(1)
      Diversified Equity Income Fund                                       .53           .13            .10            .76(1)
      Emerging Markets Fund                                               1.13           .13            .78           2.04(3)
      Equity Select Fund                                                   .68           .13            .25           1.06(1)
      Global Bond Fund                                                     .84           .13            .12           1.09(1)
      Growth Fund                                                          .65           .13            .21            .99(1)
      High Yield Bond Fund                                                 .62           .13            .08            .83(1)
      International Fund                                                   .84           .13            .09           1.06(1)
      Large Cap Value Fund                                                 .63           .13            .43           1.19(2)
      Managed Fund                                                         .61           .13            .06            .80(1)
      NEW DIMENSIONS FUND(R)                                               .62           .13            .07            .82(1)
      Partners Select Value Fund                                           .81           .13            .46           1.40(2)
      Partners Small Cap Value Fund                                        .99           .13            .43           1.55(1)
      S&P 500 Index Fund                                                   .29           .13            .22            .64(3)
      Short Duration U.S. Government Fund                                  .61           .13            .08            .82(1)
      Small Cap Advantage Fund                                             .81           .13            .25           1.19(1)
      Strategy Aggressive Fund                                             .61           .13            .09            .83(1)

AIM V.I.
      AIM V.I. Capital Appreciation Fund, Series II Shares                 .61           .25            .24           1.10(4)
      AIM V.I. Capital Development Fund, Series II Shares                  .75           .25            .38           1.38(4)
      INVESCO VIF - Financial Services Fund, Series I Shares               .75            --            .36           1.11(5)
      INVESCO VIF - Technology Fund, Series I Shares                       .75            --            .41           1.16(5),(6)

AllianceBernstein Variable Products Series Fund, Inc.
      AllianceBernstein VP Growth and Income Portfolio (Class B)           .63           .25            .03            .91(7)
      AllianceBernstein VP International Value Portfolio (Class B)        1.00           .25            .49           1.74(8)

American Century(R) Variable Portfolios, Inc.
      VP International, Class II                                          1.23           .25            .01           1.49(9),(10)
      VP Value, Class II                                                   .85           .25             --           1.10(9)

Calvert Variable Series, Inc.
      Social Balanced Portfolio                                            .70            --            .23            .93(11)


--------------------------------------------------------------------------------
9     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS /
      RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA ADVANTAGE PLUS AND
RAVA SELECT PLUS (CONTINUED)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                                                  GROSS TOTAL
                                                                       MANAGEMENT       12B-1          OTHER        ANNUAL
                                                                          FEES          FEES         EXPENSES      EXPENSES
Evergreen VA
      International Equity Fund - Class 2                                  .66%          .25%           .46%          1.37%(12)

Fidelity(R) VIP
      Growth & Income Portfolio Service Class 2                            .48           .25            .12            .85(13)
      Mid Cap Portfolio Service Class 2                                    .58           .25            .12            .95(13)
      Overseas Portfolio Service Class 2                                   .73           .25            .18           1.16(13)

FTVIPT
      Franklin Real Estate Fund - Class 2                                  .50           .25            .03            .78(14),(15)
      Franklin Small Cap Value Securities Fund - Class 2                   .57           .25            .19           1.01(15),(16)
      Mutual Shares Securities Fund - Class 2                              .60           .25            .20           1.05(15)

Goldman Sachs VIT
      CORE(SM) U.S. Equity Fund                                            .70            --            .15            .85(17)
      Mid Cap Value Fund                                                   .80            --            .11            .91(17)

Lazard Retirement Series
      International Equity Portfolio                                       .75           .25            .65           1.65(18)

Liberty
      Columbia High Yield Fund, Variable Series, Class B                   .60           .25            .31           1.16(19)

MFS(R)
      Investors Growth Stock Series - Service Class                        .75           .25            .13           1.13(20),(21)
      New Discovery Series - Service Class                                 .90           .25            .14           1.29(20),(21)
      Total Return Series - Service Class                                  .75           .25            .09           1.09(20)
      Utilities Series - Service Class                                     .75           .25            .17           1.17(20),(21)

Oppenheimer Variable Account Funds
      Global Securities Fund/VA, Service Shares                            .63           .25            .05            .93(7)
      Main Street Small Cap Fund/VA, Service Shares                        .75           .25            .23           1.23(7)
      Strategic Bond Fund/VA, Service Shares                               .72           .25            .05           1.02(7)

Putnam Variable Trust
      Putnam VT Health Sciences Fund - Class IB Shares                     .70           .25            .14           1.09(7)
      Putnam VT International Equity Fund - Class IB Shares                .76           .25            .18           1.19(7)
      Putnam VT Vista Fund - Class IB Shares                               .65           .25            .11           1.01(7)

Strong Funds
      Strong Opportunity Fund II - Advisor Class                           .75           .25            .39           1.39(22)

Van Kampen LIT
      Comstock Portfolio, Class II Shares                                  .60           .25            .05            .90(7)

Wanger
      International Small Cap                                             1.22            --            .19           1.41(23)
      U.S. Smaller Companies                                               .93            --            .05            .98(23)

We or an affiliate may receive all or part of the 12b-1 fees charged by a fund at the rate disclosed in the table above, and in the fund's prospectus, for distribution services we or an affiliate provide. We may also receive compensation from an adviser, distributor or other affiliate of a fund for administrative services we or an affiliate provide. The rate of compensation we receive from a fund for these services may be based on fund assets attributable to the contracts and to other variable insurance products that we and our affiliates issue. Depending on the amount of average daily net assets invested in the fund, the amounts paid may be significant.


--------------------------------------------------------------------------------
10     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS /
       RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

(1) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2003.

(2) The Fund's expense figures are based on estimated expenses, before fee waivers and expense reimbursements. Through Aug. 31, 2004, American Express Financial Corporation has agreed to waive certain fees and reimburse expenses to the extent that total expenses exceed 0.95% for AXP(R) Variable Portfolio - Core Bond Fund, 1.05% for AXP(R) Variable Portfolio - Large Cap Value Fund and 1.15% for AXP(R) Variable Portfolio - Partners Select Value Fund average daily net assets.

(3) The Fund's expense figures are based on actual expenses, before fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2003. Through April 30, 2004, American Express Financial Corporation has agreed to waive certain fees and reimburse expenses to the extent that total expenses exceed 1.75% for AXP(R) Variable Portfolio - Emerging Markets Fund and 0.495% for AXP(R) Variable Portfolio - S&P 500 Index Fund average daily net assets.

(4) Figures shown in the table are for the year ended Dec. 31, 2003 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(5) The Fund has adopted a new form of administrative services and transfer agency agreements which will be effective May 1, 2004. As a result "Other expenses" have been restated to reflect the changes in fees under the new agreements. The Fund's advisor is entitled to receive reimbursement from the Fund for fees and expenses paid for by the Fund's advisor pursuant to expense limitation commitments between the Fund's advisor and the Fund if such reimbursement does not cause the Fund to exceed its then-current expense limitations and the reimbursement is made within three years after the Fund's advisor incurred the expense.

(6) As a result of a reorganization of another fund into the Fund, which occurred on April 30, 2004, the Fund's Gross total annual operating expenses have been restated to reflect current expenses.

(7) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2003.

(8)   For all of 2003, AllianceBernstein VP International Value Portfolio (Class
      B) was capped at 1.45%. The cap will be removed effective on May 1, 2004. After such waivers, "Management fees," "Other expenses" and "Gross total annual expenses" would be 0.80%, 0.40% and 1.45%.

(9) The Fund has a stepped fee schedule. As a result, the Fund's management fee generally decreases as fund assets increase.

(10) International investing involves special risks including political instability and currency fluctuations.

(11) Expenses are based on the Portfolio's most recent fiscal year. Management fees include the subadvisory fee paid by the Advisor (Calvert Asset Management Company, Inc.) and the administrative fee paid by the Portfolio to Calvert Administrative Services Company, an affiliate of the Advisor.

(12) The total ratio of expenses to average net assets excludes expense reductions and fee waivers The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. Amounts waived and/or reimbursed may be recouped up to a period of three years following the end of the fiscal year in which the fee waivers and/or expenses reimbursements were made. The Fund's investment advisor may cease these waivers and/or reimbursements at any time. With fee waivers and expense reimbursements, "Other expenses" and "Gross total annual expenses" would be 0.41% and 1.32% for Evergreen VA International Equity Fund - Class 2.

(13) A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the Fund's custodian expenses. These offsets may be discontinued at any time.

(14)  The Fund administration fee is paid indirectly through the management fee.

(15) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

(16) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. The management fee reduction and net total annual expense was (0.02%) and 0.99% for FTVIPT Franklin Small Cap Value Securities Fund - Class 2.

(17) Each adviser has voluntarily agreed to limit "Other expenses" (excluding management fees, transfer agent fees and expenses, taxes, interest, brokerage, litigation and indemnification costs, shareholder meeting and other extraordinary expenses) to the extent that such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Because of assets levels for the period ended Dec. 31, 2003, there were no expense reductions and limitations for the Goldman Sachs VIT CORE(SM) U.S. Equity Fund or the Goldman Sachs VIT Mid Cap Value Fund for the period covered by their annual reports. In no event would the "Other expenses" for the Goldman Sachs VIT CORE(SM) U.S. Equity Fund or the Goldman Sachs VIT Mid Cap Value Fund exceed 0.16% and 0.25%, respectively, of each fund's average daily net assets. Except for the Goldman Sachs VIT Mid Cap Value Fund, the Adviser has contractually agreed to maintain these expenses limitation reductions through June 30, 2005. The expense limitation for the Goldman Sachs VIT Mid Cap Value Fund may be discontinued or modified by the Investment Adviser at its discretion at anytime.

(18) The Investment Manager of the Portfolios has voluntarily agreed, for the year ended Dec. 31, 2003, to reduce its fees and, if necessary, reimburse the Portfolio's expenses to the extent that annualized operating expenses exceed 1.25% of the respective Portfolio's average net assets. After fee waivers and expense reimbursements "Other expense" and "Gross total annual expenses" would be 0.25% and 1.25% for Lazard Retirement International Equity Portfolio.

(19) Management fees have been restated to reflect the discontinuance of the administration fee for the Fund effective Nov. 1, 2003. The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class B shares. If this waiver were reflected in the table the 12b-1 fee for Class B shares would be 0.06%. In addition, the Fund's advisor has voluntarily agreed to waive 0.27% of other expenses. If this waiver were reflected in the table, other expenses would be 0.04% and gross total annual expenses would be 0.70%. This arrangement may be modified or terminated by the advisor at any time.

(20) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sales and distribution of service class shares (these fees are referred to as distribution fees).

(21) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other expenses" do not take into account these fee reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Gross total annual expenses" would be lower for certain series and would equal: 1.12% for Investors Growth Stock Series, 1.28% for New Discovery Series and 1.16% for Utilities Series.

(22) Expenses are calculated semiannually. The Fund's Advisor is currently waiving and/or absorbing expenses of 0.11%. The Fund participated in a program under which it received a credit for part of the brokerage commission paid in transactions with participating brokers. This 0.01% credit was applied to the Fund's "Other expenses" that were not attributable to the Advisor or its affiliates. With these expense offsets the "Gross total annual expenses" would have been 1.27%.

(23) Figures in "Management fees," "12b-1 fees," "Other expenses," and "Gross total annual expenses" are based on actual expenses for the fiscal year ended Dec. 31, 2003. Columbia Wanger Asset Management, L.P. will reimburse the Fund if its annual operating expenses exceed 2% of average daily net assets. This commitment expires on April 30, 2004.


--------------------------------------------------------------------------------
11     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS /
       RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES*, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds for the last fiscal year. They assume that you select the optional MAV and EEP. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                                                           IF YOU DO NOT SURRENDER YOUR CONTRACT
                                                   IF YOU SURRENDER YOUR CONTRACT         OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                              AT THE END OF THE APPLICABLE TIME PERIOD:  AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY                            1 YEAR   3 YEARS   5 YEARS  10 YEARS       1 YEAR   3 YEARS   5 YEARS 10 YEARS

RAVA ADVANTAGE PLUS
With a ten-year surrender charge schedule**   $1,187.14 $1,874.58 $2,579.90 $4,074.07      $387.14 $1,174.58 $1,979.90 $4,074.07
RAVA ADVANTAGE PLUS
With a seven-year surrender charge schedule    1,087.14  1,774.58  2,379.90  4,074.07       387.14  1,174.58  1,979.90  4,074.07
RAVA SELECT PLUS                               1,113.90  1,952.41  2,105.42  4,303.06       413.90  1,252.41  2,105.42  4,303.06
RAVA SELECT PLUS - TEXAS                       1,213.90  1,852.41  2,105.42  4,303.06       413.90  1,252.41  2,105.42  4,303.06

                                                                                         IF YOU DO NOT SURRENDER YOUR CONTRACT
                                                   IF YOU SURRENDER YOUR CONTRACT       OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                              AT THE END OF THE APPLICABLE TIME PERIOD:  AT THE END OF THE APPLICABLE TIME PERIOD:
QUALIFIED ANNUITY                               1 YEAR   3 YEARS   5 YEARS  10 YEARS     1 YEAR   3 YEARS   5 YEARS 10 YEARS
RAVA ADVANTAGE PLUS
With a ten-year surrender charge schedule**   $1,166.64 $1,814.66 $2,482.76 $3,894.46      $366.64 $1,114.66 $1,882.76 $3,894.46
RAVA ADVANTAGE PLUS
With a seven-year surrender charge schedule    1,066.64  1,714.66  2,282.76  3,894.46       366.64  1,114.66  1,882.76  3,894.46
RAVA SELECT PLUS                               1,093.40  1,892.81  2,009.36  4,128.14       393.40  1,192.81  2,009.36  4,128.14
RAVA SELECT PLUS - TEXAS                       1,193.40  1,792.81  2,009.36  4,128.14       393.40  1,192.81  2,009.36  4,128.14

                                                                                         IF YOU DO NOT SURRENDER YOUR CONTRACT
                                                   IF YOU SURRENDER YOUR CONTRACT       OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                              AT THE END OF THE APPLICABLE TIME PERIOD:  AT THE END OF THE APPLICABLE TIME PERIOD:
BAND 3 ANNUITY                                  1 YEAR   3 YEARS   5 YEARS  10 YEARS     1 YEAR   3 YEARS   5 YEARS 10 YEARS
RAVA ADVANTAGE PLUS - BAND 3
With a ten-year surrender charge schedule**   $1,146.14 $1,754.49 $2,384.79 $3,711.18      $346.14 $1,054.49 $1,784.79 $3,711.18
RAVA ADVANTAGE PLUS - BAND 3
With a seven-year surrender charge schedule    1,046.14  1,654.49  2,184.79  3,711.18       346.14  1,054.49  1,784.79  3,711.18
RAVA SELECT PLUS - BAND 3                      1,067.77  1,817.96  1,888.13  3,904.43       367.77  1,117.96  1,888.13  3,904.43
RAVA SELECT PLUS - TEXAS - BAND 3              1,167.77  1,717.96  1,888.13  3,904.43       367.77  1,117.96  1,888.13  3,904.43


--------------------------------------------------------------------------------
12     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS /
       RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds for the last fiscal year. They assume that you do not select any optional benefits. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                                                        IF YOU DO NOT SURRENDER YOUR CONTRACT
                                                   IF YOU SURRENDER YOUR CONTRACT       OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                              AT THE END OF THE APPLICABLE TIME PERIOD: AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY                            1 YEAR   3 YEARS   5 YEARS  10 YEARS     1 YEAR   3 YEARS   5 YEARS 10 YEARS
 RAVA ADVANTAGE PLUS
With a ten-year surrender charge schedule**     $966.77 $1,217.16 $1,491.29 $1,941.32    $166.77  $517.16   $891.29 $1,941.32
RAVA ADVANTAGE PLUS
With a seven-year surrender charge schedule      866.77  1,117.16  1,291.29  1,941.32     166.77   517.16    891.29  1,941.32
RAVA SELECT PLUS                                 893.52  1,298.53  1,028.76  2,225.12     193.52   598.53  1,028.76  2,225.12
RAVA SELECT PLUS - TEXAS                         993.52  1,198.53  1,028.76  2,225.12     193.52   598.53  1,028.76  2,225.12

                                                                                         IF YOU DO NOT SURRENDER YOUR CONTRACT
                                                   IF YOU SURRENDER YOUR CONTRACT       OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                              AT THE END OF THE APPLICABLE TIME PERIOD: AT THE END OF THE APPLICABLE TIME PERIOD:
QUALIFIED ANNUITY                               1 YEAR   3 YEARS   5 YEARS  10 YEARS     1 YEAR   3 YEARS   5 YEARS 10 YEARS
RAVA ADVANTAGE PLUS
With a ten-year surrender charge schedule**     $946.27 $1,154.51 $1,384.94 $1,718.88    $146.27  $454.51   $784.94 $1,718.88
RAVA ADVANTAGE PLUS
With a seven-year surrender charge schedule      846.27  1,054.51  1,184.94  1,718.88     146.27   454.51    784.94  1,718.88
RAVA SELECT PLUS                                 873.02  1,236.22    923.55  2,008.30     173.02   536.22    923.55  2,008.30
RAVA SELECT PLUS - TEXAS                         973.02  1,136.22    923.55  2,008.30     173.02   536.22    923.55  2,008.30

                                                                                         IF YOU DO NOT SURRENDER YOUR CONTRACT
                                                   IF YOU SURRENDER YOUR CONTRACT       OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                              AT THE END OF THE APPLICABLE TIME PERIOD: AT THE END OF THE APPLICABLE TIME PERIOD:
BAND 3 ANNUITY                                  1 YEAR   3 YEARS   5 YEARS  10 YEARS     1 YEAR   3 YEARS   5 YEARS 10 YEARS
RAVA ADVANTAGE PLUS - BAND 3
With a ten-year surrender charge schedule**     $925.77 $1,091.60 $1,277.70 $1,492.06    $125.77  $391.60   $677.70 $1,492.06
RAVA ADVANTAGE PLUS - BAND 3
With a seven-year surrender charge schedule      825.77    991.60  1,077.70  1,492.06     125.77   391.60    677.70  1,492.06
RAVA SELECT PLUS - BAND 3                        847.40  1,157.96    790.81  1,731.23     147.40   457.96    790.81  1,731.23
RAVA SELECT PLUS - TEXAS - BAND 3                947.40  1,057.96    790.81  1,731.23     147.40   457.96    790.81  1,731.23


 * In these examples, the contract administrative charge is approximated as a .037% charge for RAVA Advantage Plus, a .048% charge for RAVA Select Plus, a .048% for RAVA Select Plus - Texas, a 0.037% charge for RAVA Advantage Plus
    - Band 3, a .048% charge for RAVA Select Plus - Band 3 and a .048% charge for RAVA Select Plus - Texas - Band 3. These percentages were determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.

** In Connecticut, your expenses would be slightly lower due to the modified ten-year surrender charge schedule.


--------------------------------------------------------------------------------
13     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS /
       RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION

(UNAUDITED)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each subaccount is noted in parentheses. We have not provided this information for some of the subaccounts because they are new and do not have any history.

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                               2003     2002     2001    2000     1999

SUBACCOUNT CR3 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CAPITAL
RESOURCE FUND) (9/15/1999)
Accumulation unit value at beginning of period                                   $0.59    $0.76    $0.94   $1.14    $1.00
Accumulation unit value at end of period                                         $0.76    $0.59    $0.76   $0.94    $1.14
Number of accumulation units outstanding at end of period (000 omitted)            172      202      291     266      872

SUBACCOUNT CM3 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH
MANAGEMENT FUND) (9/15/1999)
Accumulation unit value at beginning of period                                   $1.11    $1.10    $1.07   $1.01    $1.00
Accumulation unit value at end of period                                         $1.11    $1.11    $1.10   $1.07    $1.01
Number of accumulation units outstanding at end of period (000 omitted)            447    3,911    5,658   6,615    2,266

SUBACCOUNT BD3 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED
BOND FUND) (9/15/1999)
Accumulation unit value at beginning of period                                   $1.20    $1.14    $1.06   $1.02    $1.00
Accumulation unit value at end of period                                         $1.24    $1.20    $1.14   $1.06    $1.02
Number of accumulation units outstanding at end of period (000 omitted)          1,691      762      985     410       47

SUBACCOUNT DE3 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED
EQUITY INCOME FUND) (9/15/1999)
Accumulation unit value at beginning of period                                   $0.82    $1.02    $1.01   $1.02    $1.00
Accumulation unit value at end of period                                         $1.16    $0.82    $1.02   $1.01    $1.02
Number of accumulation units outstanding at end of period (000 omitted)          1,239    1,262      281     218       23

SUBACCOUNT EM3 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EMERGING
MARKETS FUND) (5/1/2000)
Accumulation unit value at beginning of period                                   $0.69    $0.73    $0.75   $1.00       --
Accumulation unit value at end of period                                         $0.96    $0.69    $0.73   $0.75       --
Number of accumulation units outstanding at end of period (000 omitted)            115      277        3       1       --

SUBACCOUNT ES3 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT
FUND) (5/1/2001)
Accumulation unit value at beginning of period                                   $0.87    $1.01    $1.00      --       --
Accumulation unit value at end of period                                         $1.06    $0.87    $1.01      --       --
Number of accumulation units outstanding at end of period (000 omitted)            578      328       38      --       --

SUBACCOUNT GB3 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GLOBAL BOND
FUND) (9/15/1999)
Accumulation unit value at beginning of period                                   $1.18    $1.04    $1.03   $1.00    $1.00
Accumulation unit value at end of period                                         $1.33    $1.18    $1.04   $1.03    $1.00
Number of accumulation units outstanding at end of period (000 omitted)            714      251      249       4        3

SUBACCOUNT GR3 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
(9/15/1999)
Accumulation unit value at beginning of period                                   $0.47    $0.64    $0.94   $1.17    $1.00
Accumulation unit value at end of period                                         $0.57    $0.47    $0.64   $0.94    $1.17
Number of accumulation units outstanding at end of period (000 omitted)          1,664    1,064    1,285   1,762      401

SUBACCOUNT EI3 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - HIGH YIELD
BOND FUND) (9/15/1999)
Accumulation unit value at beginning of period                                   $0.89    $0.95    $0.91   $1.01    $1.00
Accumulation unit value at end of period                                         $1.10    $0.89    $0.95   $0.91    $1.01
Number of accumulation units outstanding at end of period (000 omitted)          4,230    1,480    1,549   1,186       48

SUBACCOUNT IE3 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - INTERNATIONAL
FUND) (9/15/1999)
Accumulation unit value at beginning of period                                   $0.55    $0.67    $0.95   $1.27    $1.00
Accumulation unit value at end of period                                         $0.70    $0.55    $0.67   $0.95    $1.27
Number of accumulation units outstanding at end of period (000 omitted)            143      488       65      81      133

SUBACCOUNT MF3 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
(9/15/1999)
Accumulation unit value at beginning of period                                   $0.81    $0.94    $1.06   $1.09    $1.00
Accumulation unit value at end of period                                         $0.97    $0.81    $0.94   $1.06    $1.09
Number of accumulation units outstanding at end of period (000 omitted)            221      120      296     145       10

SUBACCOUNT ND3 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW
DIMENSIONS FUND(R) ) (9/15/1999)
Accumulation unit value at beginning of period                                   $0.69    $0.89    $1.08   $1.19    $1.00
Accumulation unit value at end of period                                         $0.86    $0.69    $0.89   $1.08    $1.19
Number of accumulation units outstanding at end of period (000 omitted)          3,155    3,029    3,252   3,919      426


--------------------------------------------------------------------------------
14     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS /
       RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                               2003     2002     2001    2000     1999

SUBACCOUNT SV3 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL
CAP VALUE FUND) (8/14/2001)
Accumulation unit value at beginning of period                                   $0.93    $1.07    $1.00      --       --
Accumulation unit value at end of period                                         $1.28    $0.93    $1.07      --       --
Number of accumulation units outstanding at end of period (000 omitted)            982      627      411      --       --

SUBACCOUNT IV3 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX
FUND) (5/1/2000)
Accumulation unit value at beginning of period                                   $0.61    $0.79    $0.90   $1.00       --
Accumulation unit value at end of period                                         $0.77    $0.61    $0.79   $0.90       --
Number of accumulation units outstanding at end of period (000 omitted)          1,381      973      770     285       --

SUBACCOUNT FI3 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SHORT DURATION
U.S. GOVERNMENT FUND) (9/15/1999)
Accumulation unit value at beginning of period                                   $1.21    $1.15    $1.09   $1.01    $1.00
Accumulation unit value at end of period                                         $1.22    $1.21    $1.15   $1.09    $1.01
Number of accumulation units outstanding at end of period (000 omitted)          1,097    1,275      592       1       10

SUBACCOUNT SC3 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP
ADVANTAGE FUND) (9/15/1999)
Accumulation unit value at beginning of period                                   $0.89    $1.08    $1.16   $1.12    $1.00
Accumulation unit value at end of period                                         $1.31    $0.89    $1.08   $1.16    $1.12
Number of accumulation units outstanding at end of period (000 omitted)            660      393      378     286       28

SUBACCOUNT SA3 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - STRATEGY
AGGRESSIVE FUND) (9/15/1999)
Accumulation unit value at beginning of period                                   $0.55    $0.81    $1.22   $1.52    $1.00
Accumulation unit value at end of period                                         $0.71    $0.55    $0.81   $1.22    $1.52
Number of accumulation units outstanding at end of period (000 omitted)            221      386      607     798       33

SUBACCOUNT 3AC (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND,
SERIES II SHARES) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.73    $0.98    $1.00      --       --
Accumulation unit value at end of period                                         $0.94    $0.73    $0.98      --       --
Number of accumulation units outstanding at end of period (000 omitted)             85        4        6      --       --

SUBACCOUNT 3AD (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES
II SHARES) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.77    $0.98    $1.00      --       --
Accumulation unit value at end of period                                         $1.03    $0.77    $0.98      --       --
Number of accumulation units outstanding at end of period (000 omitted)            284      180        3      --       --

SUBACCOUNT 3AL (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME
PORTFOLIO (CLASS B)) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.75    $0.97    $1.00      --       --
Accumulation unit value at end of period                                         $0.98    $0.75    $0.97      --       --
Number of accumulation units outstanding at end of period (000 omitted)            969      310      136      --       --

SUBACCOUNT 3AB (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP INTERNATIONAL VALUE
PORTFOLIO (CLASS B)) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.92    $0.98    $1.00      --       --
Accumulation unit value at end of period                                         $1.32    $0.92    $0.98      --       --
Number of accumulation units outstanding at end of period (000 omitted)            472      606      210      --       --

SUBACCOUNT 3AI (INVESTING IN SHARES OF AMERICAN CENTURY(R) VP INTERNATIONAL,
CLASS II) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.74    $0.93    $1.00      --       --
Accumulation unit value at end of period                                         $0.91    $0.74    $0.93      --       --
Number of accumulation units outstanding at end of period (000 omitted)              5      254        1      --       --

SUBACCOUNT 3AV (INVESTING IN SHARES OF AMERICAN CENTURY(R) VP VALUE, CLASS II)
(8/13/2001)
Accumulation unit value at beginning of period                                   $0.90    $1.04    $1.00      --       --
Accumulation unit value at end of period                                         $1.15    $0.90    $1.04      --       --
Number of accumulation units outstanding at end of period (000 omitted)            673      483      146      --       --

SUBACCOUNT 3SR (INVESTING IN SHARES OF CALVERT VARIABLE SERIES, INC. SOCIAL
BALANCED PORTFOLIO) (5/1/2000)
Accumulation unit value at beginning of period                                   $0.78    $0.89    $0.96   $1.00       --
Accumulation unit value at end of period                                         $0.93    $0.78    $0.89   $0.96       --
Number of accumulation units outstanding at end of period (000 omitted)              8        8        6       5       --

SUBACCOUNT 3FG (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO
SERVICE CLASS 2) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.83    $1.00    $1.00      --       --
Accumulation unit value at end of period                                         $1.01    $0.83    $1.00      --       --
Number of accumulation units outstanding at end of period (000 omitted)            432      233      132      --       --

SUBACCOUNT 3FM (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE
CLASS 2) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.93    $1.04    $1.00      --       --
Accumulation unit value at end of period                                         $1.28    $0.93    $1.04      --       --
Number of accumulation units outstanding at end of period (000 omitted)            510      325      132      --       --


--------------------------------------------------------------------------------
15     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS /
       RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                               2003     2002     2001    2000     1999

SUBACCOUNT 3FO (INVESTING IN SHARES OF FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE
CLASS 2) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.75    $0.95    $1.00      --       --
Accumulation unit value at end of period                                         $1.06    $0.75    $0.95      --       --
Number of accumulation units outstanding at end of period (000 omitted)            205      324        7      --       --

SUBACCOUNT 3RE (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS
2) (9/15/1999)
Accumulation unit value at beginning of period                                   $1.37    $1.35    $1.26   $0.96    $1.00
Accumulation unit value at end of period                                         $1.85    $1.37    $1.35   $1.26    $0.96
Number of accumulation units outstanding at end of period (000 omitted)            349      205      211     148        4

SUBACCOUNT 3SI (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE
SECURITIES FUND - CLASS 2) (9/15/1999)
Accumulation unit value at beginning of period                                   $1.22    $1.35    $1.20   $0.96    $1.00
Accumulation unit value at end of period                                         $1.61    $1.22    $1.35   $1.20    $0.96
Number of accumulation units outstanding at end of period (000 omitted)            242      282      150       9        2

SUBACCOUNT 3MS (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND -
CLASS 2) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.85    $0.97    $1.00      --       --
Accumulation unit value at end of period                                         $1.05    $0.85    $0.97      --       --
Number of accumulation units outstanding at end of period (000 omitted)            667      130       --      --       --

SUBACCOUNT 3UE (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY
FUND) (9/15/1999)
Accumulation unit value at beginning of period                                   $0.67    $0.87    $0.99   $1.10    $1.00
Accumulation unit value at end of period                                         $0.87    $0.67    $0.87   $0.99    $1.10
Number of accumulation units outstanding at end of period (000 omitted)            735      694      943     577      170

SUBACCOUNT 3MC (INVESTING IN SHARES OF GOLDMAN SACHS VIT MID CAP VALUE FUND)
(9/15/1999)
Accumulation unit value at beginning of period                                   $1.31    $1.38    $1.24   $0.95    $1.00
Accumulation unit value at end of period                                         $1.67    $1.31    $1.38   $1.24    $0.95
Number of accumulation units outstanding at end of period (000 omitted)            639      450      200      15        8

SUBACCOUNT 3FS (INVESTING IN SHARES OF INVESCO VIF - FINANCIAL SERVICES FUND,
SERIES I SHARES) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.82    $0.97    $1.00      --       --
Accumulation unit value at end of period                                         $1.06    $0.82    $0.97      --       --
Number of accumulation units outstanding at end of period (000 omitted)             66        3       --      --       --

SUBACCOUNT 3TC (INVESTING IN SHARES OF INVESCO VIF - TECHNOLOGY FUND, SERIES I
SHARES) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.48    $0.91    $1.00      --       --
Accumulation unit value at end of period                                         $0.69    $0.48    $0.91      --       --
Number of accumulation units outstanding at end of period (000 omitted)             96        3       --      --       --

SUBACCOUNT 3IP (INVESTING IN SHARES OF LAZARD RETIREMENT INTERNATIONAL EQUITY
PORTFOLIO) (9/15/1999)
Accumulation unit value at beginning of period                                   $0.65    $0.73    $0.96   $1.07    $1.00
Accumulation unit value at end of period                                         $0.83    $0.65    $0.73   $0.96    $1.07
Number of accumulation units outstanding at end of period (000 omitted)          2,397      636      253      57        8

SUBACCOUNT 3MG (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES -
SERVICE CLASS) (5/1/2000)
Accumulation unit value at beginning of period                                   $0.49    $0.68    $0.91   $1.00       --
Accumulation unit value at end of period                                         $0.59    $0.49    $0.68   $0.91       --
Number of accumulation units outstanding at end of period (000 omitted)            874      785      913     533       --

SUBACCOUNT 3MD (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE
CLASS) (5/1/2000)
Accumulation unit value at beginning of period                                   $0.61    $0.90    $0.96   $1.00       --
Accumulation unit value at end of period                                         $0.81    $0.61    $0.90   $0.96       --
Number of accumulation units outstanding at end of period (000 omitted)            622      485      548     352       --

SUBACCOUNT 3UT (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
(8/13/2001)
Accumulation unit value at beginning of period                                   $0.68    $0.89    $1.00      --       --
Accumulation unit value at end of period                                         $0.92    $0.68    $0.89      --       --
Number of accumulation units outstanding at end of period (000 omitted)            139      139      138      --       --

SUBACCOUNT 3HS (INVESTING IN SHARES OF PUTNAM VT HEALTH SCIENCES FUND - CLASS IB
SHARES) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.78    $0.98    $1.00      --       --
Accumulation unit value at end of period                                         $0.92    $0.78    $0.98      --       --
Number of accumulation units outstanding at end of period (000 omitted)            170      145      129      --       --

SUBACCOUNT 3PI (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND -
CLASS IB SHARES) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.79    $0.96    $1.00      --       --
Accumulation unit value at end of period                                         $1.01    $0.79    $0.96      --       --
Number of accumulation units outstanding at end of period (000 omitted)            207      881      418      --       --


--------------------------------------------------------------------------------
16     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS /
       RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                               2003     2002     2001    2000     1999

SUBACCOUNT 3VS (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
(9/15/1999)
Accumulation unit value at beginning of period                                   $0.59    $0.86    $1.29   $1.36    $1.00
Accumulation unit value at end of period                                         $0.78    $0.59    $0.86   $1.29    $1.36
Number of accumulation units outstanding at end of period (000 omitted)            431      525    1,092   1,330      183

SUBACCOUNT 3SO (INVESTING IN SHARES OF STRONG OPPORTUNITY FUND II - ADVISOR
CLASS) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.72    $0.99    $1.00      --       --
Accumulation unit value at end of period                                         $0.98    $0.72    $0.99      --       --
Number of accumulation units outstanding at end of period (000 omitted)            445      314      136      --       --

SUBACCOUNT 3IT (INVESTING IN SHARES OF WANGER INTERNATIONAL SMALL CAP)
(9/15/1999)
Accumulation unit value at beginning of period                                   $0.73    $0.85    $1.09   $1.51    $1.00
Accumulation unit value at end of period                                         $1.08    $0.73    $0.85   $1.09    $1.51
Number of accumulation units outstanding at end of period (000 omitted)          1,136    1,484      769     599      112

SUBACCOUNT 3SP (INVESTING IN SHARES OF WANGER U.S. SMALLER COMPANIES)
(9/15/1999)
Accumulation unit value at beginning of period                                   $0.96    $1.17    $1.05   $1.15    $1.00
Accumulation unit value at end of period                                         $1.37    $0.96    $1.17   $1.05    $1.15
Number of accumulation units outstanding at end of period (000 omitted)          1,250      847      820     990      125


--------------------------------------------------------------------------------
17     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS /
       RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                               2003     2002     2001    2000     1999

SUBACCOUNT CR2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CAPITAL
RESOURCE FUND) (9/15/1999)
Accumulation unit value at beginning of period                                   $0.59    $0.76    $0.93   $1.14    $1.00
Accumulation unit value at end of period                                         $0.75    $0.59    $0.76   $0.93    $1.14
Number of accumulation units outstanding at end of period (000 omitted)         69,981   52,124   26,327  24,003    5,333

SUBACCOUNT CM2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH
MANAGEMENT FUND) (9/15/1999)
Accumulation unit value at beginning of period                                   $1.10    $1.09    $1.06   $1.01    $1.00
Accumulation unit value at end of period                                         $1.10    $1.10    $1.09   $1.06    $1.01
Number of accumulation units outstanding at end of period (000 omitted)        203,753  255,251  243,870 171,785   65,522

SUBACCOUNT BD2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED
BOND FUND) (9/15/1999)
Accumulation unit value at beginning of period                                   $1.19    $1.13    $1.06   $1.01    $1.00
Accumulation unit value at end of period                                         $1.23    $1.19    $1.13   $1.06    $1.01
Number of accumulation units outstanding at end of period (000 omitted)        188,939  154,530   83,968  30,783    7,186

SUBACCOUNT DE2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED
EQUITY INCOME FUND) (9/15/1999)
Accumulation unit value at beginning of period                                   $0.82    $1.02    $1.01   $1.03    $1.00
Accumulation unit value at end of period                                         $1.15    $0.82    $1.02   $1.01    $1.03
Number of accumulation units outstanding at end of period (000 omitted)        134,486   86,442   43,328  12,124    3,149

SUBACCOUNT EM2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EMERGING
MARKETS FUND) (5/1/2000)
Accumulation unit value at beginning of period                                   $0.68    $0.72    $0.74   $1.00       --
Accumulation unit value at end of period                                         $0.94    $0.68    $0.72   $0.74       --
Number of accumulation units outstanding at end of period (000 omitted)          8,256    4,750    1,789     906       --

SUBACCOUNT ES2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT
FUND) (5/1/2001)
Accumulation unit value at beginning of period                                   $0.85    $1.00    $1.00      --       --
Accumulation unit value at end of period                                         $1.04    $0.85    $1.00      --       --
Number of accumulation units outstanding at end of period (000 omitted)         42,780   16,388    2,489      --       --

SUBACCOUNT GB2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GLOBAL BOND
FUND) (9/15/1999)
Accumulation unit value at beginning of period                                   $1.18    $1.03    $1.03   $1.00    $1.00
Accumulation unit value at end of period                                         $1.32    $1.18    $1.03   $1.03    $1.00
Number of accumulation units outstanding at end of period (000 omitted)         51,936   31,133   16,572   8,968    1,552

SUBACCOUNT GR2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
(9/15/1999)
Accumulation unit value at beginning of period                                   $0.48    $0.65    $0.95   $1.18    $1.00
Accumulation unit value at end of period                                         $0.57    $0.48    $0.65   $0.95    $1.18
Number of accumulation units outstanding at end of period (000 omitted)        192,314  135,693  129,186  97,754   16,891

SUBACCOUNT EI2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - HIGH YIELD
BOND FUND) (9/15/1999)
Accumulation unit value at beginning of period                                   $0.88    $0.95    $0.91   $1.01    $1.00
Accumulation unit value at end of period                                         $1.09    $0.88    $0.95   $0.91    $1.01
Number of accumulation units outstanding at end of period (000 omitted)        177,150   93,845   58,348  31,722    7,774

SUBACCOUNT IE2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - INTERNATIONAL
FUND) (9/15/1999)
Accumulation unit value at beginning of period                                   $0.55    $0.67    $0.95   $1.27    $1.00
Accumulation unit value at end of period                                         $0.69    $0.55    $0.67   $0.95    $1.27
Number of accumulation units outstanding at end of period (000 omitted)         23,614   20,012   15,821  13,967    2,575

SUBACCOUNT MF2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
(9/15/1999)
Accumulation unit value at beginning of period                                   $0.81    $0.94    $1.05   $1.09    $1.00
Accumulation unit value at end of period                                         $0.97    $0.81    $0.94   $1.05    $1.09
Number of accumulation units outstanding at end of period (000 omitted)         79,035   64,273   37,760  28,348    5,220

SUBACCOUNT ND2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW
DIMENSIONS FUND(R) ) (9/15/1999)
Accumulation unit value at beginning of period                                   $0.69    $0.89    $1.07   $1.19    $1.00
Accumulation unit value at end of period                                         $0.85    $0.69    $0.89   $1.07    $1.19
Number of accumulation units outstanding at end of period (000 omitted)        464,876  373,715  276,054 177,036   31,537

SUBACCOUNT SV2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL
CAP VALUE FUND) (8/14/2001)
Accumulation unit value at beginning of period                                   $0.93    $1.07    $1.00      --       --
Accumulation unit value at end of period                                         $1.28    $0.93    $1.07      --       --
Number of accumulation units outstanding at end of period (000 omitted)         67,609   43,199    6,885      --       --


--------------------------------------------------------------------------------
18     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS /
       RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                               2003     2002     2001    2000     1999

SUBACCOUNT IV2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX
FUND) (5/1/2000)
Accumulation unit value at beginning of period                                   $0.61    $0.79    $0.91   $1.00       --
Accumulation unit value at end of period                                         $0.77    $0.61    $0.79   $0.91       --
Number of accumulation units outstanding at end of period (000 omitted)        103,587   64,771   35,957   9,812       --

SUBACCOUNT FI2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SHORT
DURATION U.S. GOVERNMENT FUND) (9/15/1999)
Accumulation unit value at beginning of period                                   $1.20    $1.14    $1.08   $1.00    $1.00
Accumulation unit value at end of period                                         $1.21    $1.20    $1.14   $1.08    $1.00
Number of accumulation units outstanding at end of period (000 omitted)        155,718  124,866   50,510  16,258   11,135

SUBACCOUNT SC2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP
ADVANTAGE FUND) (9/15/1999)
Accumulation unit value at beginning of period                                   $0.89    $1.08    $1.16   $1.12    $1.00
Accumulation unit value at end of period                                         $1.30    $0.89    $1.08   $1.16    $1.12
Number of accumulation units outstanding at end of period (000 omitted)         44,627   29,202   22,792  14,830    2,970

SUBACCOUNT SA2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - STRATEGY
AGGRESSIVE FUND) (9/15/1999)
Accumulation unit value at beginning of period                                   $0.55    $0.81    $1.22   $1.51    $1.00
Accumulation unit value at end of period                                         $0.70    $0.55    $0.81   $1.22    $1.51
Number of accumulation units outstanding at end of period (000 omitted)         60,915   58,958   58,748  46,978    4,470

SUBACCOUNT 2AC (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND,
SERIES II SHARES) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.73    $0.98    $1.00      --       --
Accumulation unit value at end of period                                         $0.94    $0.73    $0.98      --       --
Number of accumulation units outstanding at end of period (000 omitted)         20,015   11,313    1,710      --       --

SUBACCOUNT 2AD (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES
II SHARES) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.76    $0.98    $1.00      --       --
Accumulation unit value at end of period                                         $1.02    $0.76    $0.98      --       --
Number of accumulation units outstanding at end of period (000 omitted)         10,924    6,981    1,459      --       --

SUBACCOUNT 2AL (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME
PORTFOLIO (CLASS B)) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.74    $0.96    $1.00      --       --
Accumulation unit value at end of period                                         $0.98    $0.74    $0.96      --       --
Number of accumulation units outstanding at end of period (000 omitted)         82,114   43,189    5,550      --       --

SUBACCOUNT 2AB (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP INTERNATIONAL VALUE
PORTFOLIO (CLASS B)) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.92    $0.98    $1.00      --       --
Accumulation unit value at end of period                                         $1.31    $0.92    $0.98      --       --
Number of accumulation units outstanding at end of period (000 omitted)         34,604   12,313      805      --       --

SUBACCOUNT 2AI (INVESTING IN SHARES OF AMERICAN CENTURY(R) VP INTERNATIONAL,
CLASS II) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.73    $0.93    $1.00      --       --
Accumulation unit value at end of period                                         $0.91    $0.73    $0.93      --       --
Number of accumulation units outstanding at end of period (000 omitted)         21,555   11,378    1,950      --       --

SUBACCOUNT 2AV (INVESTING IN SHARES OF AMERICAN CENTURY(R) VP VALUE, CLASS II)
(8/13/2001)
Accumulation unit value at beginning of period                                   $0.90    $1.04    $1.00      --       --
Accumulation unit value at end of period                                         $1.15    $0.90    $1.04      --       --
Number of accumulation units outstanding at end of period (000 omitted)         74,984   42,497    7,356      --       --

SUBACCOUNT 2SR (INVESTING IN SHARES OF CALVERT VARIABLE SERIES, INC. SOCIAL
BALANCED PORTFOLIO) (5/1/2000)
Accumulation unit value at beginning of period                                   $0.78    $0.89    $0.96   $1.00       --
Accumulation unit value at end of period                                         $0.92    $0.78    $0.89   $0.96       --
Number of accumulation units outstanding at end of period (000 omitted)         15,315    9,520    4,490   1,283       --

SUBACCOUNT 2FG (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO
SERVICE CLASS 2) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.82    $1.00    $1.00      --       --
Accumulation unit value at end of period                                         $1.01    $0.82    $1.00      --       --
Number of accumulation units outstanding at end of period (000 omitted)        119,284   48,686    6,363      --       --

SUBACCOUNT 2FM (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE
CLASS 2) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.93    $1.04    $1.00      --       --
Accumulation unit value at end of period                                         $1.27    $0.93    $1.04      --       --
Number of accumulation units outstanding at end of period (000 omitted)        109,647   50,458    6,903      --       --

SUBACCOUNT 2FO (INVESTING IN SHARES OF FIDELITY(R) VIP OVERSEAS PORTFOLIO
SERVICE CLASS 2) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.75    $0.95    $1.00      --       --
Accumulation unit value at end of period                                         $1.06    $0.75    $0.95      --       --
Number of accumulation units outstanding at end of period (000 omitted)         31,322   13,157    2,147      --       --


--------------------------------------------------------------------------------
19     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS /
       RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                               2003     2002     2001    2000     1999

SUBACCOUNT 2RE (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS
2) (9/15/1999)
Accumulation unit value at beginning of period                                   $1.36    $1.34    $1.25   $0.96    $1.00
Accumulation unit value at end of period                                         $1.83    $1.36    $1.34   $1.25    $0.96
Number of accumulation units outstanding at end of period (000 omitted)         87,330   59,317   24,477   6,879      885

SUBACCOUNT 2SI (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE
SECURITIES FUND - CLASS 2) (9/15/1999)
Accumulation unit value at beginning of period                                   $1.21    $1.35    $1.19   $0.96    $1.00
Accumulation unit value at end of period                                         $1.59    $1.21    $1.35   $1.19    $0.96
Number of accumulation units outstanding at end of period (000 omitted)         43,978   29,743   10,800   2,846      586

SUBACCOUNT 2MS (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND -
CLASS 2) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.85    $0.97    $1.00      --       --
Accumulation unit value at end of period                                         $1.05    $0.85    $0.97      --       --
Number of accumulation units outstanding at end of period (000 omitted)         26,370   10,942      942      --       --

SUBACCOUNT 2UE (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY
FUND) (9/15/1999)
Accumulation unit value at beginning of period                                   $0.67    $0.86    $0.99   $1.10    $1.00
Accumulation unit value at end of period                                         $0.86    $0.67    $0.86   $0.99    $1.10
Number of accumulation units outstanding at end of period (000 omitted)         83,166   71,820   60,343  42,626    8,981

SUBACCOUNT 2MC (INVESTING IN SHARES OF GOLDMAN SACHS VIT MID CAP VALUE FUND)
(9/15/1999)
Accumulation unit value at beginning of period                                   $1.30    $1.37    $1.23   $0.95    $1.00
Accumulation unit value at end of period                                         $1.65    $1.30    $1.37   $1.23    $0.95
Number of accumulation units outstanding at end of period (000 omitted)         83,015   56,079   23,748   7,622    1,634

SUBACCOUNT 2FS (INVESTING IN SHARES OF INVESCO VIF - FINANCIAL SERVICES FUND,
SERIES I SHARES) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.82    $0.97    $1.00      --       --
Accumulation unit value at end of period                                         $1.05    $0.82    $0.97      --       --
Number of accumulation units outstanding at end of period (000 omitted)          8,724    5,572    1,081      --       --

SUBACCOUNT 2TC (INVESTING IN SHARES OF INVESCO VIF - TECHNOLOGY FUND, SERIES I
SHARES) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.48    $0.91    $1.00      --       --
Accumulation unit value at end of period                                         $0.69    $0.48    $0.91      --       --
Number of accumulation units outstanding at end of period (000 omitted)          7,882    3,769      490      --       --

SUBACCOUNT 2IP (INVESTING IN SHARES OF LAZARD RETIREMENT INTERNATIONAL EQUITY
PORTFOLIO) (9/15/1999)
Accumulation unit value at beginning of period                                   $0.64    $0.72    $0.96   $1.07    $1.00
Accumulation unit value at end of period                                         $0.82    $0.64    $0.72   $0.96    $1.07
Number of accumulation units outstanding at end of period (000 omitted)         62,349   29,532   15,860   7,958    1,981

SUBACCOUNT 2MG (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES -
SERVICE CLASS) (5/1/2000)
Accumulation unit value at beginning of period                                   $0.48    $0.68    $0.91   $1.00       --
Accumulation unit value at end of period                                         $0.59    $0.48    $0.68   $0.91       --
Number of accumulation units outstanding at end of period (000 omitted)         91,666   69,576   50,212  19,521       --

SUBACCOUNT 2MD (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE
CLASS) (5/1/2000)
Accumulation unit value at beginning of period                                   $0.61    $0.90    $0.96   $1.00       --
Accumulation unit value at end of period                                         $0.81    $0.61    $0.90   $0.96       --
Number of accumulation units outstanding at end of period (000 omitted)         74,690   59,272   34,072  12,308       --

SUBACCOUNT 2UT (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
(8/13/2001)
Accumulation unit value at beginning of period                                   $0.68    $0.89    $1.00      --       --
Accumulation unit value at end of period                                         $0.92    $0.68    $0.89      --       --
Number of accumulation units outstanding at end of period (000 omitted)         18,051   10,543    2,997      --       --

SUBACCOUNT 2HS (INVESTING IN SHARES OF PUTNAM VT HEALTH SCIENCES FUND - CLASS IB
SHARES) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.78    $0.98    $1.00      --       --
Accumulation unit value at end of period                                         $0.91    $0.78    $0.98      --       --
Number of accumulation units outstanding at end of period (000 omitted)         18,023   11,416    2,137      --       --

SUBACCOUNT 2PI (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND -
CLASS IB SHARES) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.78    $0.96    $1.00      --       --
Accumulation unit value at end of period                                         $1.00    $0.78    $0.96      --       --
Number of accumulation units outstanding at end of period (000 omitted)         38,012   20,773    2,460      --       --

SUBACCOUNT 2VS (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
(9/15/1999)
Accumulation unit value at beginning of period                                   $0.59    $0.85    $1.29   $1.36    $1.00
Accumulation unit value at end of period                                         $0.78    $0.59    $0.85   $1.29    $1.36
Number of accumulation units outstanding at end of period (000 omitted)         67,224   72,033   74,819  49,764    5,084


--------------------------------------------------------------------------------
20     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS /
       RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                               2003     2002     2001    2000     1999

SUBACCOUNT 2SO (INVESTING IN SHARES OF STRONG OPPORTUNITY FUND II - ADVISOR
CLASS) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.72    $0.99    $1.00      --       --
Accumulation unit value at end of period                                         $0.97    $0.72    $0.99      --       --
Number of accumulation units outstanding at end of period (000 omitted)         38,865   25,397    3,701      --       --

SUBACCOUNT 2IT (INVESTING IN SHARES OF WANGER INTERNATIONAL SMALL CAP)
(9/15/1999)
Accumulation unit value at beginning of period                                   $0.72    $0.85    $1.08   $1.51    $1.00
Accumulation unit value at end of period                                         $1.07    $0.72    $0.85   $1.08    $1.51
Number of accumulation units outstanding at end of period (000 omitted)         66,022   43,554   27,818  18,245    1,234

SUBACCOUNT 2SP (INVESTING IN SHARES OF WANGER U.S. SMALLER COMPANIES)
(9/15/1999)
Accumulation unit value at beginning of period                                   $0.96    $1.16    $1.05   $1.15    $1.00
Accumulation unit value at end of period                                         $1.36    $0.96    $1.16   $1.05    $1.15
Number of accumulation units outstanding at end of period (000 omitted)        129,824   78,311   40,791  23,813    2,476


--------------------------------------------------------------------------------
21     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS /
       RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                               2003     2002     2001    2000     1999

SUBACCOUNT CR1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CAPITAL
RESOURCE FUND) (9/15/1999)
Accumulation unit value at beginning of period                                   $0.58    $0.76    $0.93   $1.14    $1.00
Accumulation unit value at end of period                                         $0.75    $0.58    $0.76   $0.93    $1.14
Number of accumulation units outstanding at end of period (000 omitted)         45,599   34,956   26,779  22,159    3,227

SUBACCOUNT CM1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH
MANAGEMENT FUND) (9/15/1999)
Accumulation unit value at beginning of period                                   $1.09    $1.09    $1.06   $1.01    $1.00
Accumulation unit value at end of period                                         $1.09    $1.09    $1.09   $1.06    $1.01
Number of accumulation units outstanding at end of period (000 omitted)        178,580  228,237  265,455 203,922   87,424

SUBACCOUNT BD1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED
BOND FUND) (9/15/1999)
Accumulation unit value at beginning of period                                   $1.18    $1.13    $1.06   $1.01    $1.00
Accumulation unit value at end of period                                         $1.22    $1.18    $1.13   $1.06    $1.01
Number of accumulation units outstanding at end of period (000 omitted)        176,013  159,405  106,760  43,920   11,675

SUBACCOUNT DE1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED
EQUITY INCOME FUND) (9/15/1999)
Accumulation unit value at beginning of period                                   $0.82    $1.02    $1.01   $1.03    $1.00
Accumulation unit value at end of period                                         $1.14    $0.82    $1.02   $1.01    $1.03
Number of accumulation units outstanding at end of period (000 omitted)         99,776   67,958   41,299  14,227    3,441

SUBACCOUNT EM1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EMERGING
MARKETS FUND) (5/1/2000)
Accumulation unit value at beginning of period                                   $0.67    $0.72    $0.74   $1.00       --
Accumulation unit value at end of period                                         $0.94    $0.67    $0.72   $0.74       --
Number of accumulation units outstanding at end of period (000 omitted)          6,501    3,888    1,542     693       --

SUBACCOUNT ES1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT
FUND) (5/1/2001)
Accumulation unit value at beginning of period                                   $0.85    $0.99    $1.00      --       --
Accumulation unit value at end of period                                         $1.03    $0.85    $0.99      --       --
Number of accumulation units outstanding at end of period (000 omitted)         29,450   12,145    2,238      --       --

SUBACCOUNT GB1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GLOBAL BOND
FUND) (9/15/1999)
Accumulation unit value at beginning of period                                   $1.17    $1.03    $1.02   $1.00    $1.00
Accumulation unit value at end of period                                         $1.31    $1.17    $1.03   $1.02    $1.00
Number of accumulation units outstanding at end of period (000 omitted)         54,100   36,626   23,970  14,137    2,368

SUBACCOUNT GR1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
(9/15/1999)
Accumulation unit value at beginning of period                                   $0.47    $0.64    $0.94   $1.18    $1.00
Accumulation unit value at end of period                                         $0.57    $0.47    $0.64   $0.94    $1.18
Number of accumulation units outstanding at end of period (000 omitted)        147,485  118,986  130,764 106,410   13,813

SUBACCOUNT EI1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - HIGH YIELD
BOND FUND) (9/15/1999)
Accumulation unit value at beginning of period                                   $0.87    $0.94    $0.91   $1.01    $1.00
Accumulation unit value at end of period                                         $1.08    $0.87    $0.94   $0.91    $1.01
Number of accumulation units outstanding at end of period (000 omitted)        197,358  122,784   88,813  52,655   10,137

SUBACCOUNT IE1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - INTERNATIONAL
FUND) (9/15/1999)
Accumulation unit value at beginning of period                                   $0.54    $0.67    $0.95   $1.27    $1.00
Accumulation unit value at end of period                                         $0.69    $0.54    $0.67   $0.95    $1.27
Number of accumulation units outstanding at end of period (000 omitted)         21,462   19,189   18,664  15,670    2,173

SUBACCOUNT MF1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
(9/15/1999)
Accumulation unit value at beginning of period                                   $0.80    $0.93    $1.05   $1.09    $1.00
Accumulation unit value at end of period                                         $0.96    $0.80    $0.93   $1.05    $1.09
Number of accumulation units outstanding at end of period (000 omitted)         73,310   64,613   53,096  39,810    6,539

SUBACCOUNT ND1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW
DIMENSIONS FUND(R) ) (9/15/1999)
Accumulation unit value at beginning of period                                   $0.68    $0.88    $1.07   $1.19    $1.00
Accumulation unit value at end of period                                         $0.84    $0.68    $0.88   $1.07    $1.19
Number of accumulation units outstanding at end of period (000 omitted)        387,251  347,841  307,320 219,316   32,483

SUBACCOUNT SV1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS
SMALL CAP VALUE FUND) (8/14/2001)
Accumulation unit value at beginning of period                                   $0.93    $1.07    $1.00      --       --
Accumulation unit value at end of period                                         $1.27    $0.93    $1.07      --       --
Number of accumulation units outstanding at end of period (000 omitted)         44,918   28,099    6,314      --       --


--------------------------------------------------------------------------------
22     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS /
       RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                               2003     2002     2001    2000     1999

SUBACCOUNT IV1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX
FUND) (5/1/2000)
Accumulation unit value at beginning of period                                   $0.60    $0.79    $0.91   $1.00       --
Accumulation unit value at end of period                                         $0.77    $0.60    $0.79   $0.91       --
Number of accumulation units outstanding at end of period (000 omitted)         91,398   65,011   40,575  14,084       --

SUBACCOUNT FI1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SHORT
DURATION U.S. GOVERNMENT FUND) (9/15/1999)
Accumulation unit value at beginning of period                                   $1.19    $1.13    $1.08   $1.00    $1.00
Accumulation unit value at end of period                                         $1.20    $1.19    $1.13   $1.08    $1.00
Number of accumulation units outstanding at end of period (000 omitted)        135,202  116,147   56,966  24,654   12,796

SUBACCOUNT SC1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP
ADVANTAGE FUND) (9/15/1999)
Accumulation unit value at beginning of period                                   $0.88    $1.07    $1.16   $1.12    $1.00
Accumulation unit value at end of period                                         $1.29    $0.88    $1.07   $1.16    $1.12
Number of accumulation units outstanding at end of period (000 omitted)         39,709   29,341   24,346  16,349    3,029

SUBACCOUNT SA1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - STRATEGY
AGGRESSIVE FUND) (9/15/1999)
Accumulation unit value at beginning of period                                   $0.54    $0.81    $1.21   $1.51    $1.00
Accumulation unit value at end of period                                         $0.69    $0.54    $0.81   $1.21    $1.51
Number of accumulation units outstanding at end of period (000 omitted)         50,934   55,183   65,574  58,414    3,901

SUBACCOUNT 1AC (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND,
SERIES II SHARES) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.73    $0.98    $1.00      --       --
Accumulation unit value at end of period                                         $0.93    $0.73    $0.98      --       --
Number of accumulation units outstanding at end of period (000 omitted)         12,215    7,624    1,711      --       --

SUBACCOUNT 1AD (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES
II SHARES) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.76    $0.98    $1.00      --       --
Accumulation unit value at end of period                                         $1.02    $0.76    $0.98      --       --
Number of accumulation units outstanding at end of period (000 omitted)          7,348    4,808    1,224      --       --

SUBACCOUNT 1AL (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME
PORTFOLIO (CLASS B)) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.74    $0.96    $1.00      --       --
Accumulation unit value at end of period                                         $0.97    $0.74    $0.96      --       --
Number of accumulation units outstanding at end of period (000 omitted)         54,358   29,770    4,363      --       --

SUBACCOUNT 1AB (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP INTERNATIONAL VALUE
PORTFOLIO (CLASS B)) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.92    $0.98    $1.00      --       --
Accumulation unit value at end of period                                         $1.31    $0.92    $0.98      --       --
Number of accumulation units outstanding at end of period (000 omitted)         24,114    9,270      790      --       --

SUBACCOUNT 1AI (INVESTING IN SHARES OF AMERICAN CENTURY(R) VP INTERNATIONAL,
CLASS II) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.73    $0.93    $1.00      --       --
Accumulation unit value at end of period                                         $0.90    $0.73    $0.93      --       --
Number of accumulation units outstanding at end of period (000 omitted)         15,471    8,200    1,927      --       --

SUBACCOUNT 1AV (INVESTING IN SHARES OF AMERICAN CENTURY(R) VP VALUE, CLASS II)
(8/13/2001)
Accumulation unit value at beginning of period                                   $0.89    $1.04    $1.00      --       --
Accumulation unit value at end of period                                         $1.14    $0.89    $1.04      --       --
Number of accumulation units outstanding at end of period (000 omitted)         50,607   30,523    7,298      --       --

SUBACCOUNT 1SR (INVESTING IN SHARES OF CALVERT VARIABLE SERIES, INC. SOCIAL
BALANCED PORTFOLIO) (5/1/2000)
Accumulation unit value at beginning of period                                   $0.77    $0.89    $0.96   $1.00       --
Accumulation unit value at end of period                                         $0.91    $0.77    $0.89   $0.96       --
Number of accumulation units outstanding at end of period (000 omitted)         14,100    9,832    6,090   1,693       --

SUBACCOUNT 1FG (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO
SERVICE CLASS 2) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.82    $1.00    $1.00      --       --
Accumulation unit value at end of period                                         $1.00    $0.82    $1.00      --       --
Number of accumulation units outstanding at end of period (000 omitted)         81,919   36,320    8,177      --       --

SUBACCOUNT 1FM (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE
CLASS 2) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.93    $1.04    $1.00      --       --
Accumulation unit value at end of period                                         $1.27    $0.93    $1.04      --       --
Number of accumulation units outstanding at end of period (000 omitted)         72,124   35,541    6,689      --       --

SUBACCOUNT 1FO (INVESTING IN SHARES OF FIDELITY(R) VIP OVERSEAS PORTFOLIO
SERVICE CLASS 2) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.74    $0.94    $1.00      --       --
Accumulation unit value at end of period                                         $1.05    $0.74    $0.94      --       --
Number of accumulation units outstanding at end of period (000 omitted)         21,405   10,123    2,157      --       --


--------------------------------------------------------------------------------
23     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS /
       RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                               2003     2002     2001    2000     1999

SUBACCOUNT 1RE (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS
2) (9/15/1999)
Accumulation unit value at beginning of period                                   $1.35    $1.33    $1.25   $0.96    $1.00
Accumulation unit value at end of period                                         $1.81    $1.35    $1.33   $1.25    $0.96
Number of accumulation units outstanding at end of period (000 omitted)         63,047   44,591   19,803   6,181      683

SUBACCOUNT 1SI (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE
SECURITIES FUND - CLASS 2) (9/15/1999)
Accumulation unit value at beginning of period                                   $1.21    $1.34    $1.19   $0.96    $1.00
Accumulation unit value at end of period                                         $1.58    $1.21    $1.34   $1.19    $0.96
Number of accumulation units outstanding at end of period (000 omitted)         34,639   23,553    9,584   2,897      590

SUBACCOUNT 1MS (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND -
CLASS 2) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.84    $0.96    $1.00      --       --
Accumulation unit value at end of period                                         $1.04    $0.84    $0.96      --       --
Number of accumulation units outstanding at end of period (000 omitted)         21,294    9,151    1,114      --       --

SUBACCOUNT 1UE (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY
FUND) (9/15/1999)
Accumulation unit value at beginning of period                                   $0.67    $0.86    $0.99   $1.10    $1.00
Accumulation unit value at end of period                                         $0.85    $0.67    $0.86   $0.99    $1.10
Number of accumulation units outstanding at end of period (000 omitted)         80,350   75,489   71,185  55,239    9,951

SUBACCOUNT 1MC (INVESTING IN SHARES OF GOLDMAN SACHS VIT MID CAP VALUE FUND)
(9/15/1999)
Accumulation unit value at beginning of period                                   $1.29    $1.37    $1.23   $0.95    $1.00
Accumulation unit value at end of period                                         $1.64    $1.29    $1.37   $1.23    $0.95
Number of accumulation units outstanding at end of period (000 omitted)         65,106   47,539   24,711  10,265    2,023

SUBACCOUNT 1FS (INVESTING IN SHARES OF INVESCO VIF - FINANCIAL SERVICES FUND,
SERIES I SHARES) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.82    $0.96    $1.00      --       --
Accumulation unit value at end of period                                         $1.05    $0.82    $0.96      --       --
Number of accumulation units outstanding at end of period (000 omitted)          5,460    3,709      901      --       --

SUBACCOUNT 1TC (INVESTING IN SHARES OF INVESCO VIF - TECHNOLOGY FUND, SERIES I
SHARES) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.48    $0.91    $1.00      --       --
Accumulation unit value at end of period                                         $0.69    $0.48    $0.91      --       --
Number of accumulation units outstanding at end of period (000 omitted)          5,212    2,845      911      --       --

SUBACCOUNT 1IP (INVESTING IN SHARES OF LAZARD RETIREMENT INTERNATIONAL EQUITY
PORTFOLIO) (9/15/1999)
Accumulation unit value at beginning of period                                   $0.64    $0.72    $0.96   $1.07    $1.00
Accumulation unit value at end of period                                         $0.81    $0.64    $0.72   $0.96    $1.07
Number of accumulation units outstanding at end of period (000 omitted)         53,159   28,853   19,727  10,774    2,504

SUBACCOUNT 1MG (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES -
SERVICE CLASS) (5/1/2000)
Accumulation unit value at beginning of period                                   $0.48    $0.67    $0.90   $1.00       --
Accumulation unit value at end of period                                         $0.59    $0.48    $0.67   $0.90       --
Number of accumulation units outstanding at end of period (000 omitted)         74,564   62,663   51,051  21,973       --

SUBACCOUNT 1MD (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE
CLASS) (5/1/2000)
Accumulation unit value at beginning of period                                   $0.61    $0.90    $0.96   $1.00       --
Accumulation unit value at end of period                                         $0.80    $0.61    $0.90   $0.96       --
Number of accumulation units outstanding at end of period (000 omitted)         61,988   53,383   36,822  15,060       --

SUBACCOUNT 1UT (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
(8/13/2001)
Accumulation unit value at beginning of period                                   $0.68    $0.89    $1.00      --       --
Accumulation unit value at end of period                                         $0.91    $0.68    $0.89      --       --
Number of accumulation units outstanding at end of period (000 omitted)         12,519    7,093    2,778      --       --

SUBACCOUNT 1HS (INVESTING IN SHARES OF PUTNAM VT HEALTH SCIENCES FUND - CLASS IB
SHARES) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.77    $0.98    $1.00      --       --
Accumulation unit value at end of period                                         $0.91    $0.77    $0.98      --       --
Number of accumulation units outstanding at end of period (000 omitted)          9,676    6,574    1,743      --       --

SUBACCOUNT 1PI (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND -
CLASS IB SHARES) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.78    $0.96    $1.00      --       --
Accumulation unit value at end of period                                         $1.00    $0.78    $0.96      --       --
Number of accumulation units outstanding at end of period (000 omitted)         24,880   15,138    2,180      --       --

SUBACCOUNT 1VS (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
(9/15/1999)
Accumulation unit value at beginning of period                                   $0.58    $0.85    $1.29   $1.36    $1.00
Accumulation unit value at end of period                                         $0.77    $0.58    $0.85   $1.29    $1.36
Number of accumulation units outstanding at end of period (000 omitted)         63,075   73,930   87,722  68,407    7,245


--------------------------------------------------------------------------------
24     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS /
       RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                               2003     2002     2001    2000     1999

SUBACCOUNT 1SO (INVESTING IN SHARES OF STRONG OPPORTUNITY FUND II - ADVISOR
CLASS) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.72    $0.99    $1.00      --       --
Accumulation unit value at end of period                                         $0.97    $0.72    $0.99      --       --
Number of accumulation units outstanding at end of period (000 omitted)         24,999   17,130    3,747      --       --

SUBACCOUNT 1IT (INVESTING IN SHARES OF WANGER INTERNATIONAL SMALL CAP)
(9/15/1999)
Accumulation unit value at beginning of period                                   $0.72    $0.84    $1.08   $1.51    $1.00
Accumulation unit value at end of period                                         $1.06    $0.72    $0.84   $1.08    $1.51
Number of accumulation units outstanding at end of period (000 omitted)         56,466   42,309   30,297  21,844    1,343

SUBACCOUNT 1SP (INVESTING IN SHARES OF WANGER U.S. SMALLER COMPANIES)
(9/15/1999)
Accumulation unit value at beginning of period                                   $0.95    $1.15    $1.05   $1.15    $1.00
Accumulation unit value at end of period                                         $1.35    $0.95    $1.15   $1.05    $1.15
Number of accumulation units outstanding at end of period (000 omitted)        108,046   72,853   46,456  29,881    2,723


--------------------------------------------------------------------------------
25     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS /
       RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                                                         2003     2002

SUBACCOUNT CR5 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CAPITAL
RESOURCE FUND) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.75    $1.00
Accumulation unit value at end of period                                                                   $0.95    $0.75
Number of accumulation units outstanding at end of period (000 omitted)                                    1,779      291

SUBACCOUNT CM5 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH
MANAGEMENT FUND) (2/13/2002)
Accumulation unit value at beginning of period                                                             $1.00    $1.00
Accumulation unit value at end of period                                                                   $1.00    $1.00
Number of accumulation units outstanding at end of period (000 omitted)                                   13,022   12,452

SUBACCOUNT BD5 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED
BOND FUND) (2/13/2002)
Accumulation unit value at beginning of period                                                             $1.04    $1.00
Accumulation unit value at end of period                                                                   $1.07    $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                   13,984    6,481

SUBACCOUNT DE5 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED
EQUITY INCOME FUND) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.83    $1.00
Accumulation unit value at end of period                                                                   $1.17    $0.83
Number of accumulation units outstanding at end of period (000 omitted)                                    8,342    3,101

SUBACCOUNT EM5 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EMERGING
MARKETS FUND) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.90    $1.00
Accumulation unit value at end of period                                                                   $1.25    $0.90
Number of accumulation units outstanding at end of period (000 omitted)                                      492      220

SUBACCOUNT ES5 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT
FUND) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.88    $1.00
Accumulation unit value at end of period                                                                   $1.07    $0.88
Number of accumulation units outstanding at end of period (000 omitted)                                    4,649    1,153

SUBACCOUNT GB5 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GLOBAL BOND
FUND) (2/13/2002)
Accumulation unit value at beginning of period                                                             $1.14    $1.00
Accumulation unit value at end of period                                                                   $1.28    $1.14
Number of accumulation units outstanding at end of period (000 omitted)                                    3,885    1,060

SUBACCOUNT GR5 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
(2/13/2002)
Accumulation unit value at beginning of period                                                             $0.77    $1.00
Accumulation unit value at end of period                                                                   $0.92    $0.77
Number of accumulation units outstanding at end of period (000 omitted)                                    5,647      973

SUBACCOUNT EI5 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - HIGH YIELD
BOND FUND) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.94    $1.00
Accumulation unit value at end of period                                                                   $1.16    $0.94
Number of accumulation units outstanding at end of period (000 omitted)                                   16,280    3,957

SUBACCOUNT IE5 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - INTERNATIONAL
FUND) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.85    $1.00
Accumulation unit value at end of period                                                                   $1.08    $0.85
Number of accumulation units outstanding at end of period (000 omitted)                                      340       55

SUBACCOUNT MF5 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
(2/13/2002)
Accumulation unit value at beginning of period                                                             $0.90    $1.00
Accumulation unit value at end of period                                                                   $1.07    $0.90
Number of accumulation units outstanding at end of period (000 omitted)                                    1,608      531

SUBACCOUNT ND5 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW
DIMENSIONS FUND(R) ) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.80    $1.00
Accumulation unit value at end of period                                                                   $0.99    $0.80
Number of accumulation units outstanding at end of period (000 omitted)                                   18,133    6,565

SUBACCOUNT SV5 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS
SMALL CAP VALUE FUND) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.88    $1.00
Accumulation unit value at end of period                                                                   $1.21    $0.88
Number of accumulation units outstanding at end of period (000 omitted)                                    7,181    3,316


--------------------------------------------------------------------------------
26     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS /
       RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                         2003     2002

SUBACCOUNT IV5 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX
FUND) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.80    $1.00
Accumulation unit value at end of period                                                                   $1.01    $0.80
Number of accumulation units outstanding at end of period (000 omitted)                                    6,544    1,889

SUBACCOUNT FI5 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SHORT
DURATION U.S. GOVERNMENT FUND) (2/13/2002)
Accumulation unit value at beginning of period                                                             $1.04    $1.00
Accumulation unit value at end of period                                                                   $1.05    $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                   14,902    6,107

SUBACCOUNT SC5 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP
ADVANTAGE FUND) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.85    $1.00
Accumulation unit value at end of period                                                                   $1.25    $0.85
Number of accumulation units outstanding at end of period (000 omitted)                                    2,920      900

SUBACCOUNT SA5 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - STRATEGY
AGGRESSIVE FUND) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.72    $1.00
Accumulation unit value at end of period                                                                   $0.92    $0.72
Number of accumulation units outstanding at end of period (000 omitted)                                      401      114

SUBACCOUNT 5AC (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND,
SERIES II SHARES) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.78    $1.00
Accumulation unit value at end of period                                                                   $1.00    $0.78
Number of accumulation units outstanding at end of period (000 omitted)                                    1,386      379

SUBACCOUNT 5AD (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES
II SHARES) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.80    $1.00
Accumulation unit value at end of period                                                                   $1.07    $0.80
Number of accumulation units outstanding at end of period (000 omitted)                                    1,198      552

SUBACCOUNT 5AL (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME
PORTFOLIO (CLASS B)) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.81    $1.00
Accumulation unit value at end of period                                                                   $1.06    $0.81
Number of accumulation units outstanding at end of period (000 omitted)                                    9,284    3,503

SUBACCOUNT 5AB (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP INTERNATIONAL VALUE
PORTFOLIO (CLASS B)) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.95    $1.00
Accumulation unit value at end of period                                                                   $1.36    $0.95
Number of accumulation units outstanding at end of period (000 omitted)                                    5,621    1,417

SUBACCOUNT 5AI (INVESTING IN SHARES OF AMERICAN CENTURY(R) VP INTERNATIONAL,
CLASS II) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.85    $1.00
Accumulation unit value at end of period                                                                   $1.05    $0.85
Number of accumulation units outstanding at end of period (000 omitted)                                    2,812      944

SUBACCOUNT 5AV (INVESTING IN SHARES OF AMERICAN CENTURY(R) VP VALUE, CLASS II)
(2/13/2002)
Accumulation unit value at beginning of period                                                             $0.89    $1.00
Accumulation unit value at end of period                                                                   $1.13    $0.89
Number of accumulation units outstanding at end of period (000 omitted)                                    8,977    2,837

SUBACCOUNT 5SR (INVESTING IN SHARES OF CALVERT VARIABLE SERIES, INC. SOCIAL
BALANCED PORTFOLIO) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.88    $1.00
Accumulation unit value at end of period                                                                   $1.04    $0.88
Number of accumulation units outstanding at end of period (000 omitted)                                    1,272      211

SUBACCOUNT 5FG (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO
SERVICE CLASS 2) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.85    $1.00
Accumulation unit value at end of period                                                                   $1.04    $0.85
Number of accumulation units outstanding at end of period (000 omitted)                                   15,940    3,592

SUBACCOUNT 5FM (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE
CLASS 2) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.90    $1.00
Accumulation unit value at end of period                                                                   $1.23    $0.90
Number of accumulation units outstanding at end of period (000 omitted)                                   15,111    4,182

SUBACCOUNT 5FO (INVESTING IN SHARES OF FIDELITY(R) VIP OVERSEAS PORTFOLIO
SERVICE CLASS 2) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.83    $1.00
Accumulation unit value at end of period                                                                   $1.17    $0.83
Number of accumulation units outstanding at end of period (000 omitted)                                    2,900      553


--------------------------------------------------------------------------------
27     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS /
       RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                         2003     2002

SUBACCOUNT 5RE (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS
2) (2/13/2002)
Accumulation unit value at beginning of period                                                             $1.01    $1.00
Accumulation unit value at end of period                                                                   $1.36    $1.01
Number of accumulation units outstanding at end of period (000 omitted)                                    9,166    2,887

SUBACCOUNT 5SI (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE
SECURITIES FUND - CLASS 2) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.92    $1.00
Accumulation unit value at end of period                                                                   $1.20    $0.92
Number of accumulation units outstanding at end of period (000 omitted)                                    5,248    2,075

SUBACCOUNT 5MS (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND -
CLASS 2) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.89    $1.00
Accumulation unit value at end of period                                                                   $1.10    $0.89
Number of accumulation units outstanding at end of period (000 omitted)                                    6,742    1,735

SUBACCOUNT 5UE (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY
FUND) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.80    $1.00
Accumulation unit value at end of period                                                                   $1.03    $0.80
Number of accumulation units outstanding at end of period (000 omitted)                                    2,742    1,048

SUBACCOUNT 5MC (INVESTING IN SHARES OF GOLDMAN SACHS VIT MID CAP VALUE FUND)
(2/13/2002)
Accumulation unit value at beginning of period                                                             $0.95    $1.00
Accumulation unit value at end of period                                                                   $1.21    $0.95
Number of accumulation units outstanding at end of period (000 omitted)                                    7,743    2,583

SUBACCOUNT 5FS (INVESTING IN SHARES OF INVESCO VIF - FINANCIAL SERVICES FUND,
SERIES I SHARES) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.87    $1.00
Accumulation unit value at end of period                                                                   $1.11    $0.87
Number of accumulation units outstanding at end of period (000 omitted)                                      925      526

SUBACCOUNT 5TC (INVESTING IN SHARES OF INVESCO VIF - TECHNOLOGY FUND, SERIES I
SHARES) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.56    $1.00
Accumulation unit value at end of period                                                                   $0.81    $0.56
Number of accumulation units outstanding at end of period (000 omitted)                                      851      192

SUBACCOUNT 5IP (INVESTING IN SHARES OF LAZARD RETIREMENT INTERNATIONAL EQUITY
PORTFOLIO) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.92    $1.00
Accumulation unit value at end of period                                                                   $1.17    $0.92
Number of accumulation units outstanding at end of period (000 omitted)                                    3,058      499

SUBACCOUNT 5MG (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES -
SERVICE CLASS) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.76    $1.00
Accumulation unit value at end of period                                                                   $0.92    $0.76
Number of accumulation units outstanding at end of period (000 omitted)                                    2,971    1,088

SUBACCOUNT 5MD (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE
CLASS) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.72    $1.00
Accumulation unit value at end of period                                                                   $0.96    $0.72
Number of accumulation units outstanding at end of period (000 omitted)                                    5,191    2,112

SUBACCOUNT 5UT (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
(2/13/2002)
Accumulation unit value at beginning of period                                                             $0.85    $1.00
Accumulation unit value at end of period                                                                   $1.14    $0.85
Number of accumulation units outstanding at end of period (000 omitted)                                    1,670      276

SUBACCOUNT 5HS (INVESTING IN SHARES OF PUTNAM VT HEALTH SCIENCES FUND - CLASS IB
SHARES) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.81    $1.00
Accumulation unit value at end of period                                                                   $0.94    $0.81
Number of accumulation units outstanding at end of period (000 omitted)                                    1,776      617

SUBACCOUNT 5PI (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND -
CLASS IB SHARES) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.86    $1.00
Accumulation unit value at end of period                                                                   $1.09    $0.86
Number of accumulation units outstanding at end of period (000 omitted)                                    4,165    2,086

SUBACCOUNT 5VS (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
(2/13/2002)
Accumulation unit value at beginning of period                                                             $0.73    $1.00
Accumulation unit value at end of period                                                                   $0.96    $0.73
Number of accumulation units outstanding at end of period (000 omitted)                                      614      267


--------------------------------------------------------------------------------
28     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS /
       RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                         2003     2002

SUBACCOUNT 5SO (INVESTING IN SHARES OF STRONG OPPORTUNITY FUND II - ADVISOR
CLASS) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.75    $1.00
Accumulation unit value at end of period                                                                   $1.01    $0.75
Number of accumulation units outstanding at end of period (000 omitted)                                    5,557    2,340

SUBACCOUNT 5IT (INVESTING IN SHARES OF WANGER INTERNATIONAL SMALL CAP)
(2/13/2002)
Accumulation unit value at beginning of period                                                             $0.87    $1.00
Accumulation unit value at end of period                                                                   $1.28    $0.87
Number of accumulation units outstanding at end of period (000 omitted)                                    4,376    1,523

SUBACCOUNT 5SP (INVESTING IN SHARES OF WANGER U.S. SMALLER COMPANIES)
(2/13/2002)
Accumulation unit value at beginning of period                                                             $0.85    $1.00
Accumulation unit value at end of period                                                                   $1.21    $0.85
Number of accumulation units outstanding at end of period (000 omitted)                                   13,657    3,732


--------------------------------------------------------------------------------
29     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS /
       RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                                                         2003     2002

SUBACCOUNT CR4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CAPITAL
RESOURCE FUND) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.81    $1.00
Accumulation unit value at end of period                                                                   $1.03    $0.81
Number of accumulation units outstanding at end of period (000 omitted)                                      744       96

SUBACCOUNT CM4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH
MANAGEMENT FUND) (2/13/2002)
Accumulation unit value at beginning of period                                                             $1.00    $1.00
Accumulation unit value at end of period                                                                   $0.99    $1.00
Number of accumulation units outstanding at end of period (000 omitted)                                   12,047   12,148

SUBACCOUNT BD4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED
BOND FUND) (2/13/2002)
Accumulation unit value at beginning of period                                                             $1.04    $1.00
Accumulation unit value at end of period                                                                   $1.07    $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                   12,452    5,971

SUBACCOUNT DE4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED
EQUITY INCOME FUND) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.83    $1.00
Accumulation unit value at end of period                                                                   $1.15    $0.83
Number of accumulation units outstanding at end of period (000 omitted)                                    5,976    2,058

SUBACCOUNT EM4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EMERGING
MARKETS FUND) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.90    $1.00
Accumulation unit value at end of period                                                                   $1.25    $0.90
Number of accumulation units outstanding at end of period (000 omitted)                                      318      121

SUBACCOUNT ES4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT
FUND) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.88    $1.00
Accumulation unit value at end of period                                                                   $1.06    $0.88
Number of accumulation units outstanding at end of period (000 omitted)                                    2,602      889

SUBACCOUNT GB4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GLOBAL BOND
FUND) (2/13/2002)
Accumulation unit value at beginning of period                                                             $1.14    $1.00
Accumulation unit value at end of period                                                                   $1.27    $1.14
Number of accumulation units outstanding at end of period (000 omitted)                                    4,839    1,529

SUBACCOUNT GR4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
(2/13/2002)
Accumulation unit value at beginning of period                                                             $0.76    $1.00
Accumulation unit value at end of period                                                                   $0.92    $0.76
Number of accumulation units outstanding at end of period (000 omitted)                                    2,868      392

SUBACCOUNT EI4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - HIGH YIELD
BOND FUND) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.93    $1.00
Accumulation unit value at end of period                                                                   $1.15    $0.93
Number of accumulation units outstanding at end of period (000 omitted)                                   15,576    4,269

SUBACCOUNT IE4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - INTERNATIONAL
FUND) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.85    $1.00
Accumulation unit value at end of period                                                                   $1.08    $0.85
Number of accumulation units outstanding at end of period (000 omitted)                                      496      105

SUBACCOUNT MF4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
(2/13/2002)
Accumulation unit value at beginning of period                                                             $0.90    $1.00
Accumulation unit value at end of period                                                                   $1.07    $0.90
Number of accumulation units outstanding at end of period (000 omitted)                                    1,117      462

SUBACCOUNT ND4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW
DIMENSIONS FUND(R) ) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.80    $1.00
Accumulation unit value at end of period                                                                   $0.98    $0.80
Number of accumulation units outstanding at end of period (000 omitted)                                   12,471    5,049

SUBACCOUNT SV4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS
SMALL CAP VALUE FUND) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.88    $1.00
Accumulation unit value at end of period                                                                   $1.20    $0.88
Number of accumulation units outstanding at end of period (000 omitted)                                    5,093    2,665


--------------------------------------------------------------------------------
30     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS /
       RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                         2003     2002

SUBACCOUNT IV4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX
FUND) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.80    $1.00
Accumulation unit value at end of period                                                                   $1.01    $0.80
Number of accumulation units outstanding at end of period (000 omitted)                                    5,428    1,648

SUBACCOUNT FI4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SHORT
DURATION U.S. GOVERNMENT FUND) (2/13/2002)
Accumulation unit value at beginning of period                                                             $1.04    $1.00
Accumulation unit value at end of period                                                                   $1.04    $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                   13,079    7,646

SUBACCOUNT SC4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP
ADVANTAGE FUND) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.85    $1.00
Accumulation unit value at end of period                                                                   $1.24    $0.85
Number of accumulation units outstanding at end of period (000 omitted)                                    2,139      516

SUBACCOUNT SA4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - STRATEGY
AGGRESSIVE FUND) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.72    $1.00
Accumulation unit value at end of period                                                                   $0.92    $0.72
Number of accumulation units outstanding at end of period (000 omitted)                                      446      161

SUBACCOUNT 4AC (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND,
SERIES II SHARES) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.78    $1.00
Accumulation unit value at end of period                                                                   $0.99    $0.78
Number of accumulation units outstanding at end of period (000 omitted)                                      978      447

SUBACCOUNT 4AD (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES
II SHARES) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.80    $1.00
Accumulation unit value at end of period                                                                   $1.07    $0.80
Number of accumulation units outstanding at end of period (000 omitted)                                      774      463

SUBACCOUNT 4AL (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME
PORTFOLIO (CLASS B)) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.81    $1.00
Accumulation unit value at end of period                                                                   $1.05    $0.81
Number of accumulation units outstanding at end of period (000 omitted)                                    7,339    4,072

SUBACCOUNT 4AB (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP INTERNATIONAL VALUE
PORTFOLIO (CLASS B)) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.95    $1.00
Accumulation unit value at end of period                                                                   $1.35    $0.95
Number of accumulation units outstanding at end of period (000 omitted)                                    3,918    1,371

SUBACCOUNT 4AI (INVESTING IN SHARES OF AMERICAN CENTURY(R) VP INTERNATIONAL,
CLASS II) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.85    $1.00
Accumulation unit value at end of period                                                                   $1.04    $0.85
Number of accumulation units outstanding at end of period (000 omitted)                                    1,128      448

SUBACCOUNT 4AV (INVESTING IN SHARES OF AMERICAN CENTURY(R) VP VALUE, CLASS II)
(2/13/2002)
Accumulation unit value at beginning of period                                                             $0.89    $1.00
Accumulation unit value at end of period                                                                   $1.13    $0.89
Number of accumulation units outstanding at end of period (000 omitted)                                    5,922    2,396

SUBACCOUNT 4SR (INVESTING IN SHARES OF CALVERT VARIABLE SERIES, INC. SOCIAL
BALANCED PORTFOLIO) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.88    $1.00
Accumulation unit value at end of period                                                                   $1.04    $0.88
Number of accumulation units outstanding at end of period (000 omitted)                                      769      208

SUBACCOUNT 4FG (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO
SERVICE CLASS 2) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.85    $1.00
Accumulation unit value at end of period                                                                   $1.04    $0.85
Number of accumulation units outstanding at end of period (000 omitted)                                   11,020    3,508

SUBACCOUNT 4FM (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE
CLASS 2) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.90    $1.00
Accumulation unit value at end of period                                                                   $1.23    $0.90
Number of accumulation units outstanding at end of period (000 omitted)                                    9,886    3,541

SUBACCOUNT 4FO (INVESTING IN SHARES OF FIDELITY(R) VIP OVERSEAS PORTFOLIO
SERVICE CLASS 2) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.83    $1.00
Accumulation unit value at end of period                                                                   $1.17    $0.83
Number of accumulation units outstanding at end of period (000 omitted)                                    2,292      610


--------------------------------------------------------------------------------
31     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS /
       RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                         2003     2002

SUBACCOUNT 4RE (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS
2) (2/13/2002)
Accumulation unit value at beginning of period                                                             $1.01    $1.00
Accumulation unit value at end of period                                                                   $1.35    $1.01
Number of accumulation units outstanding at end of period (000 omitted)                                    6,601    2,989

SUBACCOUNT 4SI (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE
SECURITIES FUND - CLASS 2) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.92    $1.00
Accumulation unit value at end of period                                                                   $1.20    $0.92
Number of accumulation units outstanding at end of period (000 omitted)                                    3,257    1,610

SUBACCOUNT 4MS (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND -
CLASS 2) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.89    $1.00
Accumulation unit value at end of period                                                                   $1.10    $0.89
Number of accumulation units outstanding at end of period (000 omitted)                                    3,856    1,418

SUBACCOUNT 4UE (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY
FUND) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.80    $1.00
Accumulation unit value at end of period                                                                   $1.03    $0.80
Number of accumulation units outstanding at end of period (000 omitted)                                    2,770    1,483

SUBACCOUNT 4MC (INVESTING IN SHARES OF GOLDMAN SACHS VIT MID CAP VALUE FUND)
(2/13/2002)
Accumulation unit value at beginning of period                                                             $0.95    $1.00
Accumulation unit value at end of period                                                                   $1.21    $0.95
Number of accumulation units outstanding at end of period (000 omitted)                                    5,836    2,777

SUBACCOUNT 4FS (INVESTING IN SHARES OF INVESCO VIF - FINANCIAL SERVICES FUND,
SERIES I SHARES) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.87    $1.00
Accumulation unit value at end of period                                                                   $1.11    $0.87
Number of accumulation units outstanding at end of period (000 omitted)                                      731      446

SUBACCOUNT 4TC (INVESTING IN SHARES OF INVESCO VIF - TECHNOLOGY FUND, SERIES I
SHARES) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.56    $1.00
Accumulation unit value at end of period                                                                   $0.80    $0.56
Number of accumulation units outstanding at end of period (000 omitted)                                      573      157

SUBACCOUNT 4IP (INVESTING IN SHARES OF LAZARD RETIREMENT INTERNATIONAL EQUITY
PORTFOLIO) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.92    $1.00
Accumulation unit value at end of period                                                                   $1.17    $0.92
Number of accumulation units outstanding at end of period (000 omitted)                                    2,091      566

SUBACCOUNT 4MG (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES -
SERVICE CLASS) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.76    $1.00
Accumulation unit value at end of period                                                                   $0.92    $0.76
Number of accumulation units outstanding at end of period (000 omitted)                                    2,246      712

SUBACCOUNT 4MD (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE
CLASS) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.72    $1.00
Accumulation unit value at end of period                                                                   $0.95    $0.72
Number of accumulation units outstanding at end of period (000 omitted)                                    3,912    1,784

SUBACCOUNT 4UT (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
(2/13/2002)
Accumulation unit value at beginning of period                                                             $0.85    $1.00
Accumulation unit value at end of period                                                                   $1.14    $0.85
Number of accumulation units outstanding at end of period (000 omitted)                                    1,371      431

SUBACCOUNT 4HS (INVESTING IN SHARES OF PUTNAM VT HEALTH SCIENCES FUND - CLASS IB
SHARES) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.80    $1.00
Accumulation unit value at end of period                                                                   $0.94    $0.80
Number of accumulation units outstanding at end of period (000 omitted)                                    1,108      583

SUBACCOUNT 4PI (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND -
CLASS IB SHARES) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.86    $1.00
Accumulation unit value at end of period                                                                   $1.09    $0.86
Number of accumulation units outstanding at end of period (000 omitted)                                    2,797    1,392

SUBACCOUNT 4VS (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
(2/13/2002)
Accumulation unit value at beginning of period                                                             $0.73    $1.00
Accumulation unit value at end of period                                                                   $0.96    $0.73
Number of accumulation units outstanding at end of period (000 omitted)                                      417      192


--------------------------------------------------------------------------------
32     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS /
       RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                         2003     2002

SUBACCOUNT 4SO (INVESTING IN SHARES OF STRONG OPPORTUNITY FUND II - ADVISOR
CLASS) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.75    $1.00
Accumulation unit value at end of period                                                                   $1.01    $0.75
Number of accumulation units outstanding at end of period (000 omitted)                                    3,344    1,985

SUBACCOUNT 4IT (INVESTING IN SHARES OF WANGER INTERNATIONAL SMALL CAP)
(2/13/2002)
Accumulation unit value at beginning of period                                                             $0.87    $1.00
Accumulation unit value at end of period                                                                   $1.28    $0.87
Number of accumulation units outstanding at end of period (000 omitted)                                    2,667    1,055

SUBACCOUNT 4SP (INVESTING IN SHARES OF WANGER U.S. SMALLER COMPANIES)
(2/13/2002)
Accumulation unit value at beginning of period                                                             $0.85    $1.00
Accumulation unit value at end of period                                                                   $1.20    $0.85
Number of accumulation units outstanding at end of period (000 omitted)                                    8,442    3,131

FINANCIAL STATEMENTS


You can find our audited financial statements and the audited financial statements for certain subaccounts in the SAI.

The SAI does not include the audited financial statements for some subaccounts because they are new and did not have any activity as of the date of the financial statements.

--------------------------------------------------------------------------------
33     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS /
       RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

THE VARIABLE ACCOUNT AND THE FUNDS


VARIABLE ACCOUNT: The variable account was established under Minnesota law on Aug. 23, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of IDS Life.


The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.


Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.


We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.


THE FUNDS: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.


The investment advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.


We select the underlying funds in which the subaccounts initially invest and upon any substitution (see "Substitution of Investments"). In doing so, we may consider various objective and subjective factors. These factors include financial and distribution considerations that benefit us.

Purchase payments and contract values invested in the AXP(R) Variable Portfolio Funds generally are more profitable for us and our affiliates. We or one of our affiliates may receive compensation from the funds including but not limited to 12b-1 fees (see "Expense Summary -- Annual Operating Expenses of the Funds").

A broker dealer affiliate of ours may distribute publicly-traded retail mutual funds that are managed by the same investment manager or adviser as one or more of the underlying funds. Similarly, the same unaffiliated investment manager or adviser may subadvise both publicly-traded retail mutual funds sponsored by one of our affiliates as well as certain portfolios of the AXP(R) Variable Portfolio Funds, which may or may not be available under your contract.

Some of these arrangements or relationships may also influence recommendations your sales representative makes regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract value to a particular subaccount.


All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.


Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.


--------------------------------------------------------------------------------
34     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS /
       RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

YOU MAY ALLOCATE PURCHASE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING
FUNDS:


FUND NAME                     INVESTMENT OBJECTIVES AND POLICIES                       INVESTMENT ADVISER

AXP(R) Variable Portfolio -   Capital appreciation. Invests primarily in U.S. common   American Express Financial Corporation
Capital Resource Fund         stocks of companies with market capitalization of at     (AEFC)
                              least $5 billion.

AXP(R) Variable Portfolio -   Maximum current income consistent with liquidity and     AEFC
Cash Management Fund          stability of principal. Invests primarily in money
                              market instruments, such as marketable debt
                              obligations issued by the U.S. government or its
                              agencies, bank certificates of deposit, bankers'
                              acceptances, letters of credit, and commercial
                              paper, including asset-backed commercial paper.

AXP(R) Variable Portfolio -   High total return through current income and capital     AEFC
Core Bond Fund                appreciation. Under normal market conditions, the Fund
                              invests at least 80% of its net assets in bonds and
                              other debt securities.

AXP(R) Variable Portfolio -   High level of current income while attempting to         AEFC
Diversified Bond Fund         conserve the value of the investment and continuing a
                              high level of income for the longest period of
                              time. Under normal market conditions, the Fund
                              invests at least 80% of its net assets in bonds
                              and other debt obligations.

AXP(R) Variable Portfolio -   High level of current income and, as a secondary goal,   AEFC
Diversified Equity Income     steady growth of capital. Under normal market
Fund                          conditions, the Fund invests at least 80% of its net
                              assets in dividend-paying common and  preferred stocks.

AXP(R) Variable Portfolio -   Long-term capital growth. Under normal market            AEFC, adviser; American Express  Asset
Emerging Markets Fund         conditions, the Fund invests at least 80% of its net     Management International, Inc.,  a
                              assets in equity securities of emerging market           wholly-owned subsidiary of AEFC,
                              companies.                                               subadviser.

AXP(R) Variable Portfolio -   Growth of capital. Under normal market conditions, the   AEFC
Equity Select Fund            Fund invests at least 80% of its net assets in equity
                              securities of  medium-sized companies.

AXP(R) Variable Portfolio -   High total return through income and  growth of          AEFC
Global Bond Fund              capital. Non-diversified mutual fund that invests
                              primarily in debt obligations of U.S. and foreign
                              issuers. Under normal market conditions, the Fund
                              invests at least 80% of its net assets in
                              investment - grade corporate or government debt
                              obligations including money market instruments of
                              issuers located in at least three different
                              countries.


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35     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS /
       RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

FUND NAME                     INVESTMENT OBJECTIVES AND POLICIES                      INVESTMENT ADVISER
AXP(R) Variable Portfolio -   Long-term capital growth. Invests primarily in common   AEFC
Growth Fund                   stocks that appear to offer growth opportunities.

AXP(R) Variable Portfolio -   High current income, with capital growth as a           AEFC
High Yield Bond Fund          secondary objective. Under normal market conditions,
                              the Fund invests at least 80% of its net assets in
                              high-yielding, high-risk corporate bonds (junk bonds)
                              issued by U.S. and foreign companies and governments.

AXP(R) Variable Portfolio -   Capital appreciation. Invests primarily in equity       AEFC, adviser; American Express Asset
International Fund            securities of foreign issuers that offer strong         Management International, Inc., a
                              growth potential.                                       wholly-owned subsidiary of AEFC,
                                                                                      subadviser.

AXP(R) Variable Portfolio -   Long-term growth of capital. Under normal market        AEFC
Large Cap Value Fund          conditions, the fund invests at least 80% of its net
                              assets in equity securities of companies with a
                              market capitalization greater than $5 billion at
                              the time of purchase.

AXP(R) Variable Portfolio -   Maximum total investment return through a combination   AEFC
Managed Fund                  of capital growth and current income. Invests
                              primarily in a combination of common and preferred
                              stocks, bonds and other debt securities.

AXP(R) Variable Portfolio -   Long-term growth of capital. Invests primarily in       AEFC
NEW DIMENSIONS FUND(R)        common stocks showing potential for significant
                              growth.

AXP(R) Variable Portfolio -   Long-term growth of capital. Invests primarily in       AEFC, adviser; GAMCO Investors, Inc.,
Partners Select Value Fund    common stocks, preferred stocks and securities          subadviser
                              convertible into common stocks that are listed on
                              a nationally recognized securities exchange or
                              traded on the NASDAQ National Market System of the
                              National Association of Securities Dealers. The
                              Fund invests in midcap companies as well as
                              companies with larger and smaller market
                              capitalizations.

AXP(R) Variable Portfolio -   Long-term capital appreciation. Non-diversified         AEFC, adviser; Goldman Sachs Asset
Partners Small Cap Value      mutual fund that invests primarily in equity            Management, L.P., Royce & Associates,
Fund                          securities. Under normal market conditions, at least    LLC, Donald Smith & Co., Inc., Franklin
                              80% of its net assets will be invested in companies     Portfolio Associates LLC and Barrow,
                              with market capitalization of less than $2 billion,     Hanley, Mewhinney & Strauss, Inc.,
                              which also includes micro capitalization companies      subadvisers.
                              with market capitalization of less than  $400
                              million, at the time of investment.

AXP(R) Variable Portfolio -   Long-term capital appreciation. Non-diversified         AEFC
S&P 500 Index Fund            mutual fund that invests primarily in securities of
                              large-capitalization stocks of U.S. companies that
                              are expected to provide investment results that
                              correspond to the performance of the  S&P 500(R) Index.



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36     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS /
       RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

FUND NAME                     INVESTMENT OBJECTIVES AND POLICIES                      INVESTMENT ADVISER
AXP(R) Variable Portfolio -   A high level of current income and safety of            AEFC
Short Duration  U.S.          principal consistent with an investment in U.S.
Government Fund               government and government agency securities. Under
                              normal market conditions, at least 80% of the Fund's
                              net assets are invested in securities issued or
                              guaranteed as to principal and interest by the U.S.
                              government, its agencies or instrumentalities.

AXP(R) Variable Portfolio -   Long-term capital growth. Under normal market           AEFC, adviser; Kenwood Capital
Small Cap Advantage Fund      conditions, at least 80% of the Fund's net assets are   Management LLC, subadviser
                              invested in equity securities of companies that
                              are often included in the Russell 2000(R) Index
                              and/or have market capitalization of up to $2
                              billion at the time the Fund first invests in
                              them.

AXP(R) Variable Portfolio -   Capital appreciation. Under normal market conditions,   AEFC
Strategy Aggressive Fund      at least 65% of the Fund's total assets are invested
                              in equity securities.

AIM V.I. Capital              Growth of capital. Invests principally in common        A I M Advisors, Inc.
Appreciation Fund, Series     stocks of companies likely to benefit from new or
II Shares                     innovative products, services or processes as well as
                              those with above-average long-term growth and
                              excellent prospects for future growth. The Fund
                              may invest up to 25% of its assets in foreign
                              securities.

AIM V.I. Capital              Long-term growth of capital. Invests primarily in       A I M Advisors, Inc.
Development Fund, Series II   securities (including common stocks, convertible
Shares                        securities and bonds) of small- and medium-sized
                              companies. The Fund may invest up to 25% of its
                              assets in foreign securities.

AllianceBernstein VP Growth   Reasonable current income and reasonable                Alliance Capital Management L.P.
and Income Portfolio (Class   appreciation. Invests primarily in dividend-paying
B)                            common stocks of good quality.

AllianceBernstein VP          Long-term growth of capital. Invests primarily in a     Alliance Capital Management L.P.
International Value           diversified portfolio of foreign equity securities.
Portfolio (Class B)

American Century(R) VP        Long-term capital growth. Invests primarily in stocks   American Century Investment Management,
International, Class II       of growing foreign companies in developed countries.    Inc.

American Century(R) VP Value, Long-term capital growth, with income as a secondary    American Century Investment Management,
Class II                      objective. Invests primarily in stocks of companies     Inc.
                              that management believes to be undervalued at the
                              time of purchase.


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37     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS /
       RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

FUND NAME                     INVESTMENT OBJECTIVES AND POLICIES                      INVESTMENT ADVISER
Calvert Variable Series,      Income and capital growth. Invests primarily in         Calvert Asset Management Company, Inc.
Inc. Social Balanced          stocks, bonds and money market instruments which        (CAMCO), investment adviser. SsgA Funds
Portfolio                     offer income and capital growth opportunity and which   Management, Inc. and Brown Capital
                              satisfy the investment and social criteria.             Management are the investment
                                                                                      subadvisers.

Columbia High Yield Fund,     High level of current income with capital               Columbia Management Advisors, Inc.,
Variable Series, Class B      appreciation as a secondary objective. The Fund         adviser.
                              normally invests at least 80% of its net assets
                              (plus any borrowings for investment purposes) in
                              high yielding corporate debt securities, such as
                              bonds, debentures and notes that are rated below
                              investment grade.

Evergreen VA International    Long-term capital growth, with modest income as a       Evergreen Investment Management
Equity Fund - Class 2         secondary objective. The Fund seeks to achieve its      Company, LLC
                              goal by investing primarily in equity securities
                              issued by established, quality non-U.S. companies
                              located in countries with developed markets and
                              may purchase securities across all market
                              capitalizations. The Fund may also invest in
                              emerging markets.

Fidelity(R) VIP Growth &      Seeks high total return through a combination of        Fidelity Management & Research Company
Income Portfolio Service      current income and capital appreciation. Normally       (FMR), investment manager; FMR U.K.,
Class 2                       invests a majority of assets in common stocks with a    FMR Far East, sub-investment advisers.
                              focus on those that pay current dividends and show
                              potential for capital appreciation. May invest in
                              bonds, including lower-quality debt securities, as
                              well as stocks that are not currently paying
                              dividends, but offer prospects for future income
                              or capital appreciation. Invests in domestic and
                              foreign issuers. The Fund invests in either growth
                              stocks or value stocks or both.

Fidelity(R) VIP Mid Cap       Seeks long-term growth of capital. Normally invests     Fidelity Management & Research Company
Portfolio Service Class 2     primarily in common stocks. Normally invests at least   (FMR), investment manager; FMR U.K.,
                              80% of assets in securities of companies with medium    FMR Far East, sub-investment advisers.
                              market capitalizations. May invest in companies
                              with smaller or larger market capitalizations.
                              Invests in domestic and foreign issuers. The Fund
                              invests in growth or value common stocks.

Fidelity(R) VIP Overseas      Seeks long-term growth of capital. Normally invests     Fidelity Management & Research Company
Portfolio Service Class 2     primarily in common stocks of foreign securities.       (FMR), investment manager; FMR U.K.,
                              Normally invests at least 80% of assets in non-U.S.     FMR Far East, Fidelity International
                              securities.                                             Investment Advisors (FIIA) and FIIA
                                                                                      U.K., sub-investment advisers.


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38     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS /
       RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

FUND NAME                     INVESTMENT OBJECTIVES AND POLICIES                      INVESTMENT ADVISER
FTVIPT Franklin  Real         Seeks capital appreciation, with current income as a    Franklin Advisers, Inc.
Estate Fund - Class 2         secondary goal. The Fund normally invests at least
                              80% of its net assets in investments of companies
                              operating in the real estate sector. The Fund
                              invests primarily in real estate investment
                              trusts, with generally medium to small market
                              capitalizations, and in companies that derive at
                              least half of their assets or revenues from the
                              ownership, construction, management, or sale of
                              residential, commercial or industrial real estate.

FTVIPT Franklin Small Cap     Seeks long-term total return. The Fund normally         Franklin Advisory Services, LLC
Value Securities Fund -       invests at least 80% of its net assets in investments
Class 2                       of small capitalization companies. For this Fund,
                              small-cap companies are those with market cap
                              values not exceeding $2.5 billion, at the time of
                              purchase. The Fund invests in small companies that
                              the Fund's manager believes are undervalued.

FTVIPT Mutual Shares          Seeks capital appreciation, with income as a            Franklin Mutual Advisers, LLC
Securities Fund - Class 2     secondary goal. The Fund normally invests mainly in
                              U.S. equity securities that the Fund's manager
                              believes are available at market prices less than
                              their value based on certain recognized or
                              objective criteria, including undervalued stocks,
                              merger/risk arbitrage securities and distressed
                              companies.

Goldman Sachs VIT CORE(SM)    Seeks long-term growth of capital and dividend          Goldman Sachs Asset Management, L.P.
U.S. Equity Fund              income. The Fund invests, under normal circumstances,
CORE(SM) is a service         at least 90% of its total assets (not including
mark of Goldman,              securities lending collateral and any investment of
Sachs & Co.                   that collateral) measured at time of purchase in a
                              broadly diversified portfolio of large-cap and
                              blue chip equity investments representing all
                              major sectors of the U.S. The Fund's investments
                              are selected using both a variety of quantitative
                              techniques and fundamental research in seeking to
                              maximize the Fund's expected return, while
                              maintaining risk, style, capitalization and
                              industry characteristics similar to the S&P 500
                              Index. The Fund seeks a broad representation in
                              most major sectors of the U.S. economy and a
                              portfolio consisting of companies with average
                              long-term earnings growth expectations and
                              dividend yields.


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39     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS /
       RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

FUND NAME                     INVESTMENT OBJECTIVES AND POLICIES                      INVESTMENT ADVISER
Goldman Sachs VIT Mid Cap     The Goldman Sachs VIT Mid Cap Value Fund seeks          Goldman Sachs Asset Management, L.P.
Value Fund                    long-term capital appreciation. The Fund invests,
                              under normal circumstances, at least 80% of its
                              net assets plus any borrowing for investment
                              purposes (measured at time of purchase) in a
                              diversified portfolio of equity investments in
                              mid-capitalization issuers within the range of the
                              market capitalization of companies constituting
                              the Russell Midcap Value Index at the time of
                              investments in mid-cap issuers with public stock
                              market capitalization (based upon shares available
                              for trading on an unrestricted basis) within the
                              range of the market capitalization of companies
                              constituting the Russell Midcap Value Index at the
                              time of investment. If the market capitalization
                              of a company held by the Fund moves outside this
                              range, the Fund may, but is not required to, sell
                              the securities.

INVESCO VIF - Financial       Long-term growth of capital. Aggressively managed.      A I M Advisors, Inc., advisor; INVESCO
Services Fund, Series I       Invests at least 80% of its assets in the equity        Institutional (N.A.), Inc. subadvisor.
Shares                        securities and equity-related instruments of
                              companies involved in the financial services
                              sector. These companies include, but are not
                              limited to, banks, insurance companies, investment
                              and miscellaneous industries (asset managers,
                              brokerage firms, and government-sponsored agencies
                              and suppliers to financial services companies).

INVESCO VIF - Technology      Long-term growth of capital. The Fund is aggressively   A I M Advisors, Inc., advisor; INVESCO
Fund, Series I Shares         managed. Invests at least 80% of its assets in equity   Institutional (N.A.), Inc. subadvisor.
                              securities and equity-related instruments of
                              companies engaged in technology-related
                              industries. These include, but are not limited to,
                              various applied technologies, hardware, software,
                              semiconductors, telecommunications equipment and
                              services, and service-related companies in
                              information technology. Many of these products and
                              services are subject to rapid obsolescence, which
                              may lower the market value of securities of the
                              companies in this sector.



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40     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS /
       RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

FUND NAME                     INVESTMENT OBJECTIVES AND POLICIES                      INVESTMENT ADVISER
Lazard Retirement             Long-term capital appreciation. Invests primarily in    Lazard Asset Management, LLC
International Equity          equity securities, principally common stocks, of
Portfolio                     relatively large non-U.S. companies with market
                              capitalizations in the range of the Morgan Stanley
                              Capital International (MSCI) Europe, Australia and
                              Far East (EAFE(R) ) Index that the Investment
                              Manager believes are undervalued based on their
                              earnings, cash flow or asset values.

MFS(R) Investors Growth Stock Long-term growth of capital and future income.          MFS Investment Management(R)
Series - Service Class        Invests at least 80% of its net assets in common
                              stocks and related securities of companies which
                              MFS(R) believes offer better than average
                              prospects for long-term growth.

MFS(R) New Discovery Series - Capital appreciation. Invests in at least 65% of its    MFS Investment Management(R)
Service Class                 net assets in equity securities of emerging growth
                              companies.

MFS(R) Total Return Series -  Above-average income consistent with the prudent        MFS Investment Management(R)
Service Class                 employment of capital, with growth of capital and
                              income as a secondary objective. Invests primarily in
                              a combination of equity and fixed income securities.

MFS(R) Utilities Series -     Capital growth and current income. Invests primarily    MFS Investment Management(R)
Service Class                 in equity and debt securities of domestic and foreign
                              companies in the utilities industry.

Oppenheimer Global            Long-term capital appreciation. Invests mainly in       OppenheimerFunds, Inc.
Securities Fund/VA, Service   common stocks of U.S. and foreign issuers that are
Shares                        "growth-type" companies, cyclical industries and
                              special situations that are considered to have
                              appreciation possibilities.

Oppenheimer Main Street       Seeks capital appreciation. Invests mainly in common    OppenheimerFunds, Inc.
Small Cap Fund/VA, Service    stocks of small-capitalization U.S. companies that
Shares                        the fund's investment manager believes have favorable
                              business trends or prospects.

Oppenheimer Strategic Bond    High level of current income principally derived from   OppenheimerFunds, Inc.
Fund/VA, Service Shares       interest on debt securities. Invests mainly in three
                              market sectors: debt securities of foreign
                              governments and companies, U.S. government securities
                              and lower-rated high yield securities of U.S. and
                              foreign companies.


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41     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS /
       RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

FUND NAME                     INVESTMENT OBJECTIVES AND POLICIES                      INVESTMENT ADVISER
Putnam VT Health Sciences     Capital appreciation. The fund pursues its goal by      Putnam Investment Management, LLC
Fund - Class IB Shares        investing mainly in growth stocks of companies in the
                              health sciences industries. Under normal
                              circumstances, the fund invests at least 80% of
                              its net assets in securities of (a) companies that
                              derive at least 50% of their assets, revenues or
                              profits from the pharmaceutical, health care
                              services, applied research and development and
                              medical equipment and supplies industries, or (b)
                              companies we think have the potential for growth
                              as a result of their particular products,
                              technology, patents or other market advantages in
                              the health sciences industries.

Putnam VT International       Capital appreciation. The fund pursues its goal by      Putnam Investment Management, LLC
Equity Fund - Class IB        investing mainly in common stocks of companies
Shares                        outside the United States that Putnam Management
                              believes have favorable investment potential.
                              Under normal circumstances, the fund invests at
                              least 80% of the fund's net assets in equity
                              investments.

Putnam VT Vista Fund -        Capital appreciation. The fund pursues its goal by      Putnam Investment Management, LLC
Class IB Shares               investing mainly in common stocks of U.S. companies
                              with a focus on growth stocks.

Strong Opportunity Fund II    Seeks capital growth. Invests primarily in common       Strong Capital Management, Inc.
- Advisor Class               stocks of medium-capitalization companies that the
                              Fund's managers believe are under priced, yet have
                              attractive growth prospects.

Van Kampen Life Investment    Seeks capital growth and income through investments     Van Kampen Asset Management
Trust Comstock Portfolio      in equity securities, including common stocks,
Class II Shares               preferred stocks and securities convertible into
                              common and preferred stocks.

Wanger International Small    Long-term growth of capital. Invests primarily in       Columbia Wanger Asset Management, L.P.
Cap                           stocks of non-U.S. companies with capitalizations of
                              less than $2 billion at time of purchase.

Wanger U.S. Smaller           Long-term growth of capital. Invests primarily in       Columbia Wanger Asset Management, L.P.
Companies                     stocks of small- and  medium-size U.S. companies with
                              capitalizations of less than $5 billion at time of
                              purchase.


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42     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS /
       RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

THE FIXED ACCOUNT


You also may allocate purchase payments and transfers to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. Interest is calculated and compounded daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment or transfer to the fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses. We reserve the right to limit purchase payment allocations to the fixed account if the interest rate we are then currently crediting to the fixed account is equal to the minimum interest rate stated in the contract.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the fixed account.)


THE SPECIAL DCA ACCOUNT


You also may allocate purchase payments to the Special DCA account, when available. The Special DCA account is available for promotional purposes for new purchase payments only and may not be available at all times.* We back the principal and interest guarantees relating to the Special DCA account. These guarantees are based on the continued claims-paying ability of the company. The value of the Special DCA account increases as we credit interest to the account. Purchase payments to the Special DCA account become part of our general account. Interest is calculated and compounded daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment is guaranteed for the period of time money remains in the Special DCA account. The rates credited to the Special DCA account will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses.


Interests in the Special DCA account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the Special DCA account. Disclosures regarding the Special DCA account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Special Dollar Cost Averaging Program" for more information on the Special DCA account.)


* For contracts purchased in Oregon the Special DCA account is available at all times.


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43     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS /
       RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

BUYING YOUR CONTRACT


You can fill out an application and send it along with your initial purchase payment to our home office. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract if you are 90 or younger.


When you apply, you may select among the following:

o   the optional ROPP rider;(1)

o   the optional MAV rider;(1)

o   the optional 5-Year MAV rider;(1)

o   the optional EEB rider;(1)

o   the optional EEP rider;(1)


o the fixed account, subaccounts and/or the special DCA account;(3) in which you want to invest;


o   how you want to make purchase payments;

o   a beneficiary; and

o under RAVA Advantage Plus, the length of the surrender charge period (seven or ten years).(2)


(1) You may select any one of the ROPP, MAV, 5-Year MAV, EEB or EEP riders or certain combinations thereof. You may select the MAV and either the EEB or the EEP. You may select the 5-Year MAV and either the EEB or the EEP. You cannot select both the EEB and EEP. You cannot select both the MAV and 5-Year MAV. Riders may not be available in all states. The MAV, EEB, EEP and 5-Year MAV are only available if you are 75 or younger at the rider effective date. EEP is only available on contracts purchased through a transfer or exchange. ROPP is only available if you are 76 or older at the rider effective date.


(2) The ten-year surrender charge schedule under RAVA Advantage Plus is not available for contracts issued in Oregon. In Connecticut, the ten-year surrender charge schedule is 8% for years 0-2, 7% for year 3 and declining by 1% each year thereafter until it is 0% for years 10+. For contracts issued in Massachusetts, Oregon and Washington, we waive surrender charges after the tenth contract anniversary.

(3) The Special DCA account may not be available for new purchase payments at all times.


The contract provides for allocation of purchase payments to the subaccounts of the variable account, to the fixed account and/or to the Special DCA account (when available) in even 1% increments. There may be certain restrictions on the amount you may allocate to the fixed account. (See "Purchase Payments.")

If your application is complete, we will process it and apply your purchase payment to the fixed account, Special DCA account (when available) and/or subaccounts you selected within two business days after we receive it at our home office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete.

We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our home office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our home office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.


THE SETTLEMENT DATE


Annuity payouts are scheduled to begin on the settlement date. When we process your application, we will establish the settlement date as the maximum age (or contract anniversary if applicable) for nonqualified annuities and Roth IRAs and the date specified below for qualified annuities. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the settlement date, provided you send us written instructions at least 30 days before annuity payouts begin.


FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, the settlement date must be:

o   no earlier than the 60th day after the contract's effective date; and

o no later than your 85th birthday or the tenth contract anniversary, if purchased after age 75.

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, to comply with IRS regulations, the settlement date generally must be:


o for IRAs, by April 1 of the year following the calendar year when you reach age 70 1/2; or


o for all other qualified annuities, by April 1 of the year following the calendar year when you reach age 70 1/2, or, if later, retire (except that 5% business owners may not select a settlement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

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44     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS /
       RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

If you satisfy your required minimum distributions by some other IRS approved method, or in the form of partial surrenders from this contract, annuity payouts can start as late as your 85th birthday or the tenth contract anniversary, if later.


BENEFICIARY

If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS

MINIMUM ALLOWABLE PURCHASE PAYMENTS*

If paying by installments under a scheduled payment plan:
   $23.08 biweekly, or
   $50 per month

                                                     RAVA ADVANTAGE PLUS              RAVA SELECT PLUS
If paying by any other method:
   initial payment for qualified annuities                 $1,000                         $  2,000
   initial payment for nonqualified annuities               2,000                           10,000
   for any additional payments                                 50                               50


* RAVA ADVANTAGE PLUS AND RAVA SELECT PLUS BAND 3 ANNUITIES SOLD TO INDIVIDUALS OTHER THAN ADVISORS AND EMPLOYEES: Require a minimum $1,000,000 initial purchase payment and home office approval. Contracts already approved may make payments in subsequent years up to $100,000 if your age on the effective date of the contract is age 85 or younger and $50,000 if your age on the effective date of the contract is age 86 to 90.


MAXIMUM ALLOWABLE PURCHASE PAYMENTS** (without home office approval) based on your age on the effective date of the contract:


                                                     RAVA ADVANTAGE PLUS              RAVA SELECT PLUS
For the first year:
   through age 85                                         $999,999***                      $999,999***
   for ages 86 to 90                                       100,000                          100,000

For each subsequent year:
   through age 85                                          100,000                          100,000
   for ages 86 to 90                                        50,000                           50,000


 ** Installments must total at least $600 in the first year. If you do not make any purchase payments for 24 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum. This right does not apply to contracts in New Jersey.

*** These limits apply in total to all IDS Life annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

For RAVA Advantage Plus, except for TSAs, purchase payments are limited and may not be made after the third contract anniversary in Massachusetts, Washington and Oregon.

We reserve the right to not accept purchase payments allocated to the fixed account for twelve months following either:

1. a partial surrender from the fixed account; or

2. a lump sum transfer from the fixed account to a subaccount.

HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER

Send your check along with your name and contract number to:

IDS LIFE INSURANCE COMPANY
70200 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

2 BY SCHEDULED PAYMENT PLAN

We can help you set up:

o an automatic payroll deduction, salary reduction or other group billing arrangement; or

o   a bank authorization.

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45     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS /
       RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

CHARGES

CONTRACT ADMINISTRATIVE CHARGE


We charge this fee for establishing and maintaining your records. Currently, we deduct $30 from your contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value, less amounts invested in the Special DCA account. The contract administrative charge is only deducted from any Special DCA account if insufficient amounts are available in the fixed account and the subaccounts. We reserve the right to increase this charge after the first contract anniversary to a maximum of $50.*


We will waive this $30 charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.


If you surrender your contract, we will deduct the full charge at the time of surrender regardless of the contract value or purchase payments made. This charge does not apply after annuity payouts begin or when we pay death benefits.

* In certain states and for certain contracts we have waived our right to increase the contract administrative charge.


MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee, which is a percentage of their average daily net assets, on an annual basis as follows:

                                      RAVA ADVANTAGE PLUS      RAVA SELECT PLUS
For nonqualified annuities                   0.95%                  1.20%
For qualified annuities                      0.75%                  1.00%
For band 3 annuities                         0.55%                  0.75%

This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account or the Special DCA account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner lives and no matter how long our entire group of owners live. If, as a group, owners outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, owners do not live as long as expected, we could profit from the mortality risk fee.


Expense risk arises because we cannot increase the contract administrative charge more than $20.00* per contract and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.


The subaccounts pay us the mortality and expense risk fee they accrued as follows:

o first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

o then, if necessary, the funds redeem shares to cover any remaining fees payable.


We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.

* In certain states and for certain contracts we have waived our right to increase the contract administrative charge.

ROPP RIDER FEE


We charge a fee for this optional feature only if you select it(1). If selected, we deduct 0.20% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed account in the same proportion your interest in each account bears to your total contract value, less amounts invested in the Special DCA account. Such fee is only deducted from any Special DCA account if insufficient amounts are available in the fixed account and the subaccounts. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.30%.


If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.


(1) Available if you are 76 or older at the rider effective date. ROPP is included in the standard death benefit if you are age 75 or younger on the contract effective date at no additional cost. May not be available in all states.

--------------------------------------------------------------------------------
46     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS /
       RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

MAV RIDER FEE


We charge a fee for this optional feature only if you select it(2). If selected, we deduct 0.25% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed account in the same proportion your interest in each account bears to your total contract value, less amounts invested in the Special DCA account. Such fee is only deducted from any Special DCA account if insufficient amounts are available in the fixed account and the subaccounts. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.35%.

If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.


(2) Available if you are 75 or younger at the rider effective date. Not available with 5-Year MAV. May not be available in all states.

5-YEAR MAV RIDER FEE

We charge a fee for this optional feature only if you select it(3). If selected, we deduct 0.10% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed account in the same proportion your interest in each account bears to your total contract value, less amounts invested in the Special DCA account. Such fee is only deducted from any Special DCA account if insufficient amounts are available in the fixed account and the subaccounts. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.20%.


If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.


(3) Available if you are 75 or younger at the rider effective date. Not available with MAV. May not be available in all states.

EEB RIDER FEE


We charge a fee for this optional feature only if you select it(4). If selected, we deduct 0.30% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value, less amounts invested in the Special DCA account. Such fee is only deducted from any Special DCA account if insufficient amounts are available in the fixed account and the subaccounts. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.40%.

If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.


(4) Available if you are 75 or younger at the rider effective date. Not available with EEP. May not be available in all states.

EEP RIDER FEE


We charge a fee for this optional feature only if you select it(5). If selected, we deduct 0.40% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value, less amounts invested in the Special DCA account. Such fee is only deducted from any Special DCA account if insufficient amounts are available in the fixed account and the subaccounts. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.50%.

If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.


(5) Available if you are 75 or younger at the rider effective date. Not available with EEB. May not be available in all states. EEP is only available on contracts purchased through a transfer or exchange.

RIDER COMBINATION DISCOUNT


A fee discount of 0.05% applies if you purchase 5-Year MAV with either EEB or EEP. A fee discount of 0.10% applies if you purchase MAV with either EEB or EEP.


--------------------------------------------------------------------------------
47     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS /
       RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

SURRENDER CHARGE


If you surrender all or part of your contract, you may be subject to a surrender charge. For RAVA Advantage Plus, a surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven or ten years before surrender. You select the surrender charge period at the time of your application for the contract.* For RAVA Select Plus, a surrender charge applies if you surrender all or part of your purchase payments in the first three contract years. The surrender charge percentages that apply to you are shown in your contract.

SURRENDER CHARGE UNDER RAVA ADVANTAGE PLUS:


For purposes of calculating any surrender charge under RAVA Advantage Plus, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender any contract earnings (contract value less purchase payments received and not previously surrendered). We do not assess a surrender charge on contract earnings.

    NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, the fixed account or the Special DCA account.

2. Next, in each contract year, we surrender amounts totaling up to 10% of your prior contract anniversary contract value, but only to the extent not included and surrendered in number one above. (Your initial purchase payment is considered the prior contract anniversary contract value during the first contract year.) We do not assess a surrender charge on this amount.

3. Next we surrender purchase payments received prior to the surrender charge period you selected and shown in your contract. We do not assess a surrender charge on these purchase payments.

4. Finally, if necessary, we surrender purchase payments received that are still within the surrender charge period you selected and shown in your contract. We surrender these payments on a first-in, first-out (FIFO) basis. We do assess a surrender charge on these payments.

We determine your surrender charge by multiplying each of your payments surrendered by the applicable surrender charge percentage, and then adding the total surrender charges.

The surrender charge percentage depends on the number of years since you made the payments that are surrendered, depending on the schedule you selected*:

                   SEVEN-YEAR SCHEDULE                                                      TEN-YEAR SCHEDULE*
 NUMBER OF COMPLETED                                                   NUMBER OF COMPLETED
YEARS FROM DATE OF EACH              SURRENDER CHARGE                YEARS FROM DATE OF EACH                   SURRENDER CHARGE
  PURCHASE PAYMENT                      PERCENTAGE                      PURCHASE PAYMENT                          PERCENTAGE

        0                                   7%                                  0                                     8%
        1                                   7                                   1                                     8
        2                                   7                                   2                                     8
        3                                   6                                   3                                     7
        4                                   5                                   4                                     7
        5                                   4                                   5                                     6
        6                                   2                                   6                                     5
        7+                                  0                                   7                                     4
                                                                                8                                     3
                                                                                9                                     2
                                                                               10+                                    0

* The ten-year surrender charge schedule under RAVA Advantage Plus is not available in Oregon. In Connecticut, the ten-year surrender charge schedule is 8% for years 0-2, 7% for year 3 and declining by 1% each year thereafter until it is 0% for years 10+. For contracts issued in Massachusetts, Oregon and Washington, we waive surrender charges after the tenth contract anniversary.

--------------------------------------------------------------------------------
48     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS /
       RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

SURRENDER CHARGE UNDER RAVA SELECT PLUS (EXCEPT TEXAS) :

For purposes of calculating any surrender charge under RAVA Select Plus, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender any contract earnings (contract value less purchase payments received and not previously surrendered). We do not assess a surrender charge on contract earnings.

    NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, the fixed account or the Special DCA account.

2. Next, in each contract year, we surrender amounts totaling up to 10% of your prior contract anniversary contract value, but only to the extent not included and surrendered in number one above. We do not assess a surrender charge on this amount. (Your initial purchase payment is considered the prior contract anniversary contract value during the first contract year.)

3. Finally, if necessary, we surrender purchase payments. We do assess a surrender charge on these payments during the first three contract years as follows:

 CONTRACT YEAR                                     SURRENDER CHARGE PERCENTAGE

      1                                                        7%
      2                                                        7
      3                                                        7
      Thereafter                                               0

SURRENDER CHARGE UNDER RAVA SELECT PLUS IN TEXAS:

For purposes of calculating any surrender charge under RAVA Select Plus in Texas, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender any contract earnings (contract value less purchase payments received and not previously surrendered). We do not assess a surrender charge on contract earnings.

    NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, the fixed account or the Special DCA account.

2. Next, in each contract year, we surrender amounts totaling up to 10% of your prior contract anniversary contract value, but only to the extent not included and surrendered in number one above. We do not assess a surrender charge on this amount. (Your initial purchase payment is considered the prior contract anniversary contract value during the first contract year.)

3. Finally, if necessary, we surrender purchase payments. We surrender amounts from the oldest purchase payments first. We do assess a surrender charge on these payments during the first three contract years as follows:

                                                            SURRENDER CHARGE PERCENTAGE
                                                (AS A PERCENTAGE OF PURCHASE PAYMENTS SURRENDERED)
                                                                 IN CONTRACT YEAR
  PAYMENTS MADE IN CONTRACT YEAR                       1          2           3      THEREAFTER
                1                                     8%         7%          6%          0%
                2                                                8           7           0
                3                                                            8           0
                Thereafter                                                               0


PARTIAL SURRENDERS:

For a partial surrender that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge.

For an example, see Appendix A.

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment rate is 3.5% and 6.67% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.


--------------------------------------------------------------------------------
49     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS /
       RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

WAIVER OF SURRENDER CHARGES

We do not assess surrender charges under any contract for:

o   surrenders of any contract earnings;

o surrenders of amounts totaling up to 10% of your prior contract anniversary contract value to the extent it exceeds contract earnings;

o amounts surrendered after the tenth contract anniversary in Massachusetts, Washington and Oregon;


o required minimum distributions from a qualified annuity provided the amount is no greater than the required minimum distribution amount calculated under your specific contract, currently in force;

o contracts settled using an annuity payout plan*, unless an Annuity Payout Plan E is later surrendered;


o   amounts we refund to you during the free look period*;

o   death benefits*;

o surrenders you make under your contract's "Waiver of Surrender Charges for Nursing Home Confinement" provision*. To the extent permitted by state law, this provision applies when you are under age 76 on the date that we issue the contract. Under this provision, we will waive surrender charges that we normally assess upon full or partial surrender. You must provide proof satisfactory to us that, as of the date you request the surrender, you or your spouse are confined to a nursing home or hospital and have been for the prior 60 days and the confinement began after the contract date. (See your contract for additional conditions and restrictions on this waiver.); and


o surrenders you make under your contract's "Waiver of Surrender Charges for Terminal Illness Disability Diagnosis" provision.* To the extent permitted by state law, this provision applies when you are under age 76 on the date we issue the contract. Under this provision, we will waive surrender charges that we normally assess for surrenders you make if you are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of a licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed. (See your contract for additional conditions and restrictions on this waiver.)


* However, we will reverse certain purchase payment credits. (See "Valuing Your Investment -- Purchase payment credits.")

OTHER INFORMATION ON CHARGES: AEFC makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. AEFC will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate certain charges such as the contract administrative and surrender charges. However, we expect this to occur infrequently.

PREMIUM TAXES

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was sold. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you surrender your contract.

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNT

We value the amounts you allocate to the fixed account directly in dollars. The fixed account value equals:

o the sum of your purchase payments and transfer amounts allocated to the fixed account;

o   plus any purchase payment credits allocated to the fixed account;

o   plus interest credited;

o minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out;

o   minus any prorated portion of the contract administrative charge;

o   minus any prorated portion of the ROPP rider fee (if selected);

o   minus any prorated portion of the MAV rider fee (if selected);

o   minus any prorated portion of the 5-Year MAV rider fee (if selected);


o   minus any prorated portion of the EEB rider fee (if selected); and

o   minus any prorated portion of the EEP rider fee (if selected).


--------------------------------------------------------------------------------
50     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS /
       RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

SPECIAL DCA ACCOUNT

We value the amounts you allocate to the special DCA account directly in dollars. The special DCA account value equals:

o   the sum of your purchase payments allocated to the special DCA account;

o   plus interest credited;

o minus the sum of amounts surrendered (including any applicable surrender charges);

o   minus amounts transferred out; and

o minus any remaining portion of fees where the values of the fixed account and the subaccounts are insufficient to cover those fees.

SUBACCOUNTS


We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits to a subaccount, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, a surrender charge or fee for any optional riders with annual charges (if applicable).


The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o   dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

o   additional purchase payments you allocate to the subaccounts;

o   any purchase payment credits allocated to the subaccounts;

o   transfers into or out of the subaccounts;

o   partial surrenders;

o   surrender charges;


and a deduction of:


o   a prorated portion of the contract administrative charge;

o   a prorated portion of the ROPP rider fee (if selected);

o   a prorated portion of the MAV rider fee (if selected);

o   a prorated portion of the 5-Year MAV rider fee (if selected);


o   a prorated portion of the EEB rider fee (if selected); and/or

o   a prorated portion of the EEP rider fee (if selected).

Accumulation unit values will fluctuate due to:


o   changes in funds' net asset value;

o   dividends distributed to the subaccounts;

o   capital gains or losses of funds;

o   fund operating expenses; and/or

o   mortality and expense risk fees.

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51     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS /
       RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

PURCHASE PAYMENT CREDITS

FOR RAVA ADVANTAGE PLUS: we add a credit to your contract in the amount of:

o   1% of each purchase payment received:

    -- if you elect the ten-year surrender charge schedule for your contract* and the initial purchase payment is under $100,000; or

    -- if you elect the seven-year surrender charge schedule for your contract and your initial purchase payment to the contract is at least $100,000 but less than $1,000,000.

o 2% of each purchase payment received if you elect the ten-year surrender charge schedule for your contract* and your initial purchase payment to the contract is at least $100,000 but less than $1,000,000.

FOR RAVA ADVANTAGE PLUS - BAND 3: we add a credit to your contract in the amount of:

o   2% of each purchase payment received:

    -- if you elect the seven-year surrender charge schedule for your contract.

o   3% of each purchase payment received

    -- if you elect the ten-year surrender charge schedule for your contract*.

Surrender charges under RAVA Advantage Plus and RAVA Advantage Plus - Band 3 may be higher and longer than those for contracts that do not have purchase payment credits. The amount of the credits may be more than offset by the additional charges associated with them. Because of higher charges, there could be circumstances where you may be worse off purchasing one of these contracts with the credits than purchasing other contracts. All things being equal (such as fund performance and availability), this may occur if you select the ten-year surrender charge and you make a full withdrawal in years five through ten. We pay for the credits under RAVA Advantage Plus and RAVA Advantage Plus - Band 3 primarily through revenue from a higher and longer surrender charge schedule and through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts.

FOR RAVA SELECT PLUS: we add a credit to your contract in the amount of 1% of each purchase payment received in the first contract year if your initial purchase payment to the contract is at least $250,000 but less than $1,000,000.

FOR RAVA SELECT PLUS - BAND 3: we add a credit to your contract in the amount of 2% of each purchase payment received in the first contract year.

Expenses under RAVA Select Plus and RAVA Select Plus - Band 3 may be higher than those for contracts that do not have purchase payment credits. The amount of the credits may be more than offset by the additional charges associated with them. Because of higher charges, you may be worse off purchasing one of these contracts with the credits than purchasing other contracts. We pay for the credits under RAVA Select Plus and RAVA Select Plus - Band 3 primarily through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts.

We fund all credits from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.

We will reverse credits from the contract value for any purchase payment that is not honored. The amount returned to you under the free look provision also will not include any credits applied to your contract. (See "The Contract in Brief - Free look period.")


We will assess a charge, similar to a surrender charge, equal to the amount of the purchase payment credits to the extent a death benefit, surrender payment, or settlement under an annuity payout plan includes purchase payment credits applied within twelve months preceding: (1) the date of death that results in a lump sum death benefit under this contract; (2) a request for surrender charge waiver due to Nursing Home Confinement or Terminal Illness Disability Diagnosis; or (3) settlement of the contract under an annuity payout plan.* The amount we pay to you under these circumstances will always equal or exceed your surrender value.


We reserve the right to increase the amount of the credit for certain groups of contract owners. The increase will not be greater than 8% of total net purchase payments. We would pay for increases in credit amounts primarily through reduced expenses expected from such groups.


* The ten-year surrender charge under RAVA Advantage Plus and RAVA Advantage Plus - Band 3 is not available in Oregon. Contracts purchased in Oregon are only eligible for a 1% purchase payment credit if the initial purchase payment is at least $100,000. For contracts purchased in Oregon, we will assess a charge, similar to a surrender charge, equal to the amount of the purchase payment credits to the extent a death benefit, surrender payment, or settlement under an annuity payout plan includes purchase payment credits applied within twelve months preceding the date of death that results in a lump sum death benefit under this contract only.


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52     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS /
       RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING


Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). Automated transfers from the fixed account to the subaccounts under automated dollar-cost averaging may not exceed an amount that, if continued, would deplete the fixed account within 12 months. For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. You may not set-up an automated transfer to the fixed account or the Special DCA account. There is no charge for dollar-cost averaging.


This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS
                                                                                                    NUMBER
                                                            AMOUNT           ACCUMULATION          OF UNITS
                                            MONTH          INVESTED           UNIT VALUE           PURCHASED
By investing an equal number
of dollars each month ...                   Jan              $100                 $20                 5.00

                                            Feb               100                  18                 5.56

you automatically buy                       Mar               100                  17                 5.88
more units when the
per unit market price is low ...   ---->    Apr               100                  15                 6.67

                                            May               100                  16                 6.25

                                            Jun               100                  18                 5.56

                                            Jul               100                  17                 5.88

and fewer units                             Aug               100                  19                 5.26
when the per unit
market price is high.              ---->    Sept              100                  21                 4.76

                                            Oct               100                  20                 5.00


You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.


Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

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53     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS /
       RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

SPECIAL DOLLAR-COST AVERAGING (SPECIAL DCA) PROGRAM

If your purchase payment is at least $10,000, you can choose to participate in the Special DCA program (if available). There is no charge for the Special DCA program. Under the Special DCA program, you can allocate a new purchase payment and any applicable purchase payment credit to a six-month Special DCA account according to the following rules:

o You may only allocate a new purchase payment of at least $10,000 to a Special DCA account.

o   You cannot transfer existing contract values into a Special DCA account.

o Each Special DCA arrangement consists of 6 monthly transfers that begin 7 days after we receive your purchase payment.

o We make monthly transfers of your Special DCA account value into the subaccounts you select.

o You may not use the fixed account or the Special DCA account as a destination for the Special DCA monthly transfer.

o We will change the interest rate on each Special DCA account from time to time at our discretion based on factors that include the competition and the interest rate we are crediting to the fixed account at the time of the change.

o We credit each Special DCA account with the current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the length of the Special DCA arrangement on the balance remaining in your Special DCA account. Therefore, the net effective interest rate you receive is less than the stated annual rate.

o We do not credit this interest after we transfer the value out of the Special DCA account into the accounts you selected.

o Once you establish a Special DCA account, you cannot allocate additional purchase payments to it. However, you may establish another new Special DCA account and allocate new purchase payments to it.

o Funding from multiple sources are treated as individual purchase payments and a new Special DCA account is opened for each payment (if the Special DCA accounts are available the date we receive payment).

o You may terminate your participation in the Special DCA program at any time. If you do, we will transfer the remaining balance from your Special DCA account to the fixed account. Interest will be credited according to the rates in effect on the fixed account and not the rate that was in effect on the Special DCA account.

o We can modify the terms or discontinue the Special DCA program at any time. Any modifications will not affect any purchase payments that are already in a Special DCA account. For more information on the Special DCA program, contact your sales representative.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features, contact your sales representative.

ASSET REBALANCING

You can ask to have the variable subaccount portion of your contract value allocated according to the percentages (in whole percentage amounts ) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semi-annually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the fixed account or the Special DCA account. There is no charge for asset rebalancing. The contract value must be at least $2,000.


You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.

TRANSFERRING BETWEEN ACCOUNTS

You may transfer contract value from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. If we receive your transfer request at our home office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request. If we receive your transfer request at our home office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.


We may suspend or modify transfer privileges at any time.

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54     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS /
       RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

WE SEEK TO PREVENT MARKET TIMING. DO NOT INVEST IN THE CONTRACT IF YOU ARE A MARKET TIMER. MARKET TIMING IS A PRACTICE OF TRANSFERRING ASSETS AMONG SUBACCOUNTS IN AN EFFORT TO TAKE ADVANTAGE OF SHORT-TERM MARKET MOVEMENTS OR PRICE FLUCTUATIONS. MARKET TIMING CAN IMPACT THE PERFORMANCE OF THE FUNDS AND HARM CONTRACT OWNERS.

Because we try to distinguish market timing from transfers we believe are not harmful to the funds or contract owners, such as periodic asset rebalancing or dollar cost averaging, there is no set number of transfers you can make without being identified as a market timer. Accounts under common control, including multiple contracts you may own, may be counted together for these purposes.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

o   requiring transfer requests to be submitted only by first-class U.S. mail;

o not accepting hand-delivered transfer requests or requests made by overnight mail;

o   not accepting telephone or electronic transfer requests;

o   requiring a minimum time period between each transfer;

o   not accepting transfer requests of an agent acting under power of attorney;

o   limiting the dollar amount that you may transfer at any one time; or

o   suspending the transfer privilege.

Subject to applicable state law and the terms of each contract, we intend to apply the policy described above to all contract owners. We will notify you in writing of our decision to impose any modification, restriction or suspension of your transfers.

In addition, each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing. You should read the prospectuses for the funds for more details.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because the variable account may invest in the funds on an omnibus basis, the funds may not be able to detect and deter market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to restrict may impact the performance of the funds and harm contract owners.

For information on transfers after annuity payouts begin, see "Transfer policies" below.


TRANSFER POLICIES


o Before annuity payouts begin, you may transfer contract values between the subaccounts. You may also transfer contract values from the subaccounts to the fixed account. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next contract anniversary. We reserve the right to limit transfers to the fixed account if the interest rate we are then currently crediting to the fixed account is equal to the minimum interest rate stated in the contract.

o You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Currently, transfers out of the fixed account are limited to the greater of: a) 30% of the fixed account value at the beginning of the contract year, or b) the amount transferred out of the fixed account in the previous contract year, excluding any automated transfer amounts. If an automated dollar-cost averaging arrangement is established at contract issue, the 30% limitation does not apply to transfers made from the fixed account to the subaccounts for the duration of this initial arrangement.


o If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.

o If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.

o We will not accept requests for transfers from the fixed account at any other time.


o   You may not make a transfer to the Special DCA account.


o Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

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55     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS /
       RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

HOW TO REQUEST A TRANSFER OR SURRENDER

1 BY LETTER


Send your name, contract number, Social Security Number or Taxpayer Identification Number (TIN)* and signed request for a transfer or surrender to:

IDS LIFE INSURANCE COMPANY
70100 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474


MINIMUM AMOUNT
Transfers or surrenders:   $250 or entire account balance

MAXIMUM AMOUNT
Transfers or surrenders:   Contract value or entire account balance

* Failure to provide TINmay result in mandatory tax withholding on the taxable portion of the distribution.

2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS


Your sales representative can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.


You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.


o Automated transfers to the fixed account or the Special DCA account are not allowed.

o Automated transfers from the fixed account to the subaccounts under an automated dollar-cost averaging arrangement may not exceed an amount that, if continued, would deplete the fixed account within 12 months.


o Automated surrenders may be restricted by applicable law under some contracts.

o You may not make additional purchase payments if automated partial surrenders are in effect.

o Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

o The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

o If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

MINIMUM AMOUNT
Transfers or surrenders:   $50

MAXIMUM AMOUNT
Transfers or surrenders:   None (except for automated transfers from the fixed
                           account)


3 BY PHONE


Call between 7 a.m. and 10 p.m. Central time:
(800) 862-7919

TTY service for the hearing impaired:
(800) 285-8846

MINIMUM AMOUNT
Transfers or surrenders:   $250 or entire account balance

MAXIMUM AMOUNT
Transfers:                 Contract value or entire account balance
Surrenders:                $100,000


We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.


Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

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56     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS /
       RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

SURRENDERS

You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. If we receive your surrender request at our home office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our home office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay contract administrative charges, surrender charges, or any applicable optional rider charges (see "Charges") and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").


SURRENDER POLICIES

If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account, in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. We will not withdraw money from any Special DCA account you may have. The minimum contract value after partial surrender is $600.

RECEIVING PAYMENT

1 BY REGULAR OR EXPRESS MAIL

o   payable to you;

o   mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

2 BY WIRE

o   request that payment be wired to your bank;

o   bank account must be in the same ownership as your contract; and

o   pre-authorization required.

NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

  -- the surrender amount includes a purchase payment check that has not cleared;

  --  the NYSE is closed, except for normal holiday and weekend closings;

  --  trading on the NYSE is restricted, according to SEC rules;

  -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

  -- the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL SURRENDER PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

o Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

    --  you are at least age 59 1/2;

    --  you are disabled as defined in the Code;

    --  you severed employment with the employer who purchased the contract; or

    --  the distribution is because of your death.

o If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

o Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

o The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

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57     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS /
       RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

o The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

o If the contract has a loan provision, the right to receive a loan is described in detail in your contract.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the MAV, 5-Year MAV, EEB or EEP. If you change ownership of your contract, we will terminate the EEP. This includes both the EEP Part I benefits and the EEP Part II benefits. (See the description of these terms in "Optional Benefits".) In addition, the terms of the EEB, MAV and the 5-Year MAV will change due to a change of ownership. If the new owner is older than age 75, the EEB will terminate. Otherwise, the EEB will effectively "start over." We will treat the EEB as if it is issued on the day the change of ownership is made, using the attained age of the new owner as the "issue age" to determine the benefit levels. The account value on the date of the ownership change will be treated as a "purchase payment" in determining future values of "earnings at death" under the EEB. If the new owner is older than age 75, the MAV and 5-Year MAV will terminate. If the MAV or the 5-Year MAV on the date of ownership change is greater than the account value on the date of the ownership change, we will set the MAV or the 5-Year MAV equal to the account value. Otherwise, the MAV or the 5-Year MAV value will not change due to a change in ownership. Please see the descriptions of these riders in "Optional Benefits."

The rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force) for any rider that continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in similar capacity, ownership of the contract may be transferred to the annuitant.

BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT

We will pay the death benefit to your beneficiary upon your death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner. If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If you are age 75 or younger on the date we issue the contract, the beneficiary receives the greater of:

o contract value, less any purchase payment credits subject to reversal less pro rata portion of rider fees; or

o   purchase payments minus adjusted partial surrenders.

If you are age 76 or older on the date we issue the contract, the beneficiary receives the contract value, less any purchase payment credits subject to reversal, less pro rata portion of rider fees.

ADJUSTED PARTIAL SURRENDERS

                                     PS X DB
                                     -------
                                       CV

    PS = the partial surrender including any applicable surrender charge.

    DB = the death benefit on the date of (but prior to) the partial surrender.

    CV = the contract value on the date of (but prior to) the partial surrender.

--------------------------------------------------------------------------------
58     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS /
       RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE OF STANDARD DEATH BENEFIT CALCULATION WHEN YOU ARE AGE 75 OR YOUNGER ON THE CONTRACT EFFECTIVE DATE:

o   You purchase the contract with a payment of $20,000 on Jan. 1, 2003.

o On March 1, 2004 the contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

         We calculate the death benefit on March 1, 2004 as follows:

         The total purchase payments minus adjustments for partial surrenders:

         Total purchase payments                                    $20,000

         minus adjusted partial surrenders, calculated as:

         $1,500 x $20,000
         ---------------- =                                         - 1,667
              $18,000                                               -------

         for a death benefit of:                                    $18,333

IF YOU DIE BEFORE YOUR SETTLEMENT DATE


When paying the beneficiary, we will process the death claim on the valuation date that our death claim requirements are fulfilled. We will determine the contract's value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.


NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the settlement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. If your spouse elects to keep the contract as owner, the following describes the standard death benefit:

o If you are age 75 or younger on the date we issue the contract, the beneficiary of your spouse's contract receives the greater of:


    o contract value, less any purchase payment credits subject to reversal less a pro rata portion of rider fees; or


    o   purchase payments minus adjusted partial surrenders.

If you are age 76 or older on the date we issue the contract, the beneficiary of your spouse's contract receives the contract value, less any purchase payment credits subject to reversal, less a pro rata portion of rider fees.

If your beneficiary is not your spouse, we will pay the beneficiary in a lump sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

o the beneficiary asks us in writing within 60 days after we receive proof of death; and

o payouts begin no later than one year after your death, or other date as permitted by the Code; and

o the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES

o SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects to treat the contract as his/her own, the following describes the standard death benefit:

o If you are age 75 or younger on the date we issue the contract, the beneficiary of your spouse's contract receives the greater of:


    o contract value, less any purchase payment credits subject to reversal less a pro rata portion of rider fees; or


    o   purchase payments minus adjusted partial surrenders.


If you are age 76 or older on the date we issue the contract, the beneficiary of your spouse's contract receives the contract value, less any purchase payment credits subject to reversal, less a pro rata portion of rider fees.


If your spouse elects a payout plan, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

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


o NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your death occurs after attaining age 70 1/2, we will pay the beneficiary in a lump sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:


    o the beneficiary asks us in writing within 60 days after we receive proof of death; and

    o   payouts begin no later than one year following the year of your death;
        and

    o the payout period does not extend beyond the beneficiary's life or life expectancy.


o ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

DEATH BENEFIT PAYMENT IN A LUMP SUM: We may pay all or part of the death benefit to your beneficiary in a lump sum under either a nonqualified or qualified annuity. With certain exceptions, we may deposit this lump sum death benefit payment into a Membership Banking Interest-Checking account on your beneficiary's behalf, unless your beneficiary elects otherwise. This checking account is issued by our affiliate, American Express Bank, FSB and is FDIC insured up to $100,000. Your beneficiary will receive a checkbook to provide access to the death benefit payment.

OPTIONAL DEATH BENEFITS


RETURN OF PURCHASE PAYMENTS DEATH BENEFIT (ROPP)

The ROPP is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of:


o contract value, less any purchase payment credits subject to reversal less a pro rata portion of rider fees; or


o   purchase payments minus adjusted partial surrenders.

ADJUSTED PARTIAL SURRENDERS FOR THE ROPP DEATH BENEFIT

                                     PS X DB
                                     -------
                                       CV

    PS = the partial surrender including any applicable surrender charge.

    DB = the death benefit on the date of (but prior to) the partial surrender.

    CV = the contract value on the date of (but prior to) the partial surrender.

If this ROPP rider is available in your state and you are age 76 or older at contract issue, you may choose to add the ROPP to your contract. Generally, you must elect the ROPP at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the ROPP may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the ROPP for new contracts.

When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.

TERMINATING THE ROPP

o You may terminate the ROPP rider within 30 days of the first contract anniversary after the rider effective date.

o You may terminate the ROPP rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

o The ROPP rider will terminate when you make a full surrender from the contract or when annuity payouts begin.


If you terminate the ROPP, the standard death benefit applies.

For an example, see Appendix B.

IF YOUR SPOUSE IS THE SOLE BENEFICIARY, he or she may choose to continue the ROPP. In that case, the ROPP rider charges described in "Charges - ROPPRider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the ROPP rider. Your spouse also has the option of discontinuing the ROPP rider within 30 days of the date he or she elects to continue the contract.


NOTE: For special tax considerations associated with the ROPP, see "Taxes."

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

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV)

The MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The MAV does not provide any additional benefit before the first contract anniversary after the rider effective date. The MAV may be of less value if you are older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum anniversary value at age 81, the MAV rider fee continues to apply until the rider terminates. In addition, the MAV does not provide any additional benefit with respect to fixed account or Special DCA account values during the time you have amounts allocated to these accounts. Be sure to discuss with your sales representative whether or not the MAV is appropriate for your situation.

If this MAV rider is available in your state and you are age 75 or younger at contract issue, you may choose to add the MAV to your contract. Generally, you must elect the MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the MAV may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the MAV for new contracts.

On the first contract anniversary after the rider effective date we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every contract anniversary after that, through age 80, we compare the previous anniversary's maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value to the higher of these values. We stop resetting the maximum anniversary value after you reach age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the maximum anniversary value.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:


o contract value, less any purchase payment credits subject to reversal less a pro rata portion of rider fees; or


o   purchase payments minus adjusted partial surrenders; or

o the maximum anniversary value as calculated on the most recent contract anniversary plus subsequent purchase payments made to the contract minus adjustments for partial surrenders since that contract anniversary.


TERMINATING THE MAV


o You may terminate the MAV rider within 30 days of the first contract anniversary after the rider effective date.

o You may terminate the MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

o The MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

o The MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.


If you terminate the MAV, the standard death benefit applies.

For an example, see Appendix B.

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, your spouse may choose to continue the contract as the contract owner. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. If your spouse has reached age 76 at the time he or she elects to continue the contract, the MAV rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she may choose to continue the MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.


MAXIMUM FIVE YEAR ANNIVERSARY VALUE DEATH BENEFIT (5-YEAR MAV)

The 5-Year MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The 5-Year MAV does not provide any additional benefit before the fifth contract anniversary after the rider effective date. The 5-Year MAV may be of less value if you are older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum five year anniversary value at age 81, the 5-Year MAV rider fee continues to apply until the rider terminates. In addition, the 5-Year MAV does not provide any additional benefit with respect to fixed account or Special DCA account values during the time you have amounts allocated to these accounts. Be sure to discuss with your sales representative whether or not the 5-Year MAV is appropriate for your situation.

If this 5-Year MAV rider is available in your state and you are age 75 or younger at contract issue, you may choose to add the 5-Year MAV to your contract. Generally, you must elect the 5-Year MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the 5-Year MAV may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the 5-Year MAV for new contracts.

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


On the fifth contract anniversary after the rider effective date we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every fifth contract anniversary after that, through age 80, we compare the previous 5-year anniversary's maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value to the higher of these values. We stop resetting the maximum anniversary value after you reach age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the maximum anniversary value.


If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:


o contract value, less any purchase payment credits subject to reversal less a pro rata portion of rider fees; or


o   purchase payments minus adjusted partial surrenders; or


o the maximum anniversary value as calculated on the most recent fifth contract anniversary plus subsequent purchase payments made to the contract minus adjustments for partial surrenders since that contract anniversary.

TERMINATING THE 5-YEAR MAV


o You may terminate the 5-Year MAV rider within 30 days of the first contract anniversary after the rider effective date.

o You may terminate the 5-Year MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

o The 5-Year MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

o The 5-Year MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.


If you terminate the 5-Year MAV, the standard death benefit applies.

For an example, see Appendix B.

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, your spouse may choose to continue the contract as the contract owner. The contract value will be equal to the death benefit that would otherwise have been paid under the 5-Year MAV. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. If your spouse has reached age 76 at the time he or she elects to continue the contract, the 5-Year MAV rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she may choose to continue the 5-Year MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the 5-Year MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the 5-Year MAV rider, the contract value will be increased to the 5-Year MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

ENHANCED EARNINGS DEATH BENEFIT (EEB)


The EEB is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The EEB provides for reduced benefits if you are age 70 or older at the rider effective date and it does not provide any additional benefit before the first contract anniversary. The EEB also may result in reduced benefits if you take required minimum distributions from your qualified annuity or any partial surrenders during the life of your contract, both of which may reduce contract earnings. This is because the benefit paid by the EEB is determined by the amount of earnings at death. Be sure to discuss with your sales representative and your tax advisor whether or not the EEB is appropriate for your situation.


If this EEB rider is available in your state and you are age 75 or younger at the rider effective date, you may choose to add the EEB to your contract. Generally, you must elect the EEB at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the EEB may be after we issue the contract according to terms determined by us and at our sole discretion. You may not select this rider if you select the EEP. We reserve the right to discontinue offering the EEB for new contracts.


The EEB provides that if you die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

o the standard death benefit amount (see "Benefits in Case of Death - Standard Benefit"), the MAV death benefit amount, if applicable, or the 5-Year MAV death benefit amount, if applicable,

PLUS

o 40% of your earnings at death if you were under age 70 on the rider effective date; or

o 15% of your earnings at death if you were age 70 or older on the rider effective date.

Additional death benefits payable under the EEB are not included in the adjusted partial surrender calculation.

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

EARNINGS AT DEATH FOR THE EEB AND EEP: If the rider effective date for the EEB or EEP is the contract issue date, earnings at death is an amount equal to:


    o the standard death benefit amount, the MAV death benefit amount, or the 5-year MAV death benefit amount if applicable (the "death benefit amount")


    o   MINUS purchase payments not previously surrendered.

The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously surrendered that are one or more years old.

If the rider effective date for the EEB is AFTER the contract issue date, earnings at death is an amount equal to the death benefit amount

    o   MINUS the greater of:

    o the contract value as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that contract value since that rider effective date; or

    o an amount equal to the death benefit amount as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that death benefit amount since that rider effective date

    o PLUS any purchase payments made on or after the EEB rider effective date not previously surrendered.

The earnings at death may not be less than zero and may not be more than 250% multiplied by:

    o   the greater of:

    o the contract value as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that contract value since that rider effective date; or

    o an amount equal to the death benefit amount as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that death benefit amount since that rider effective date

    o PLUS any purchase payments made on or after the EEB rider effective date not previously surrendered that are one or more years old.

TERMINATING THE EEB

o You may terminate the EEB rider within 30 days of the first contract anniversary after the rider effective date.

o You may terminate the EEB rider within 30 days of any contract anniversary beginning with the seventh contract anniversary after the rider effective date.

o The EEB rider will terminate when you make a full surrender from the contract or when annuity payouts begin.


o The EEB rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

For an example, see Appendix B.

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, and your spouse chooses to continue the contract as the contract owner, we will pay an amount into the contract so that the contract value equals the total death benefit payable under the EEB. If the spouse is age 76 or older at the time he or she elects to continue the contract, then the EEB rider will terminate. If your spouse is less than age 76 at the time he or she elects to continue the contract, he or she may choose to continue the EEB. In this case, the following conditions will apply:


o the EEB rider will continue, but we will treat the new contract value on the date the ownership of the contract changes to your spouse (after the additional amount is paid into the contract) as if it is a purchase payment in calculating future values of "earnings at death."

o the percentages of "earnings at death" payable will be based on your spouse's age at the time he or she elects to continue the contract.


o the EEB rider charges described in "Charges - EEB Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the EEB rider.


NOTE: For special tax considerations associated with the EEB, see "Taxes."

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


ENHANCED EARNINGS PLUS DEATH BENEFIT (EEP)


The EEP is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The EEP provides for reduced benefits if you are age 70 or older at the rider effective date. It does not provide any additional benefit before the first contract anniversary and it does not provide any benefit beyond what is offered under the EEB during the second contract year. The EEP also may result in reduced benefits if you take required minimum distributions from your qualified annuity or any partial surrenders during the life of your contract, both of which may reduce contract earnings. This is because part of the benefit paid by the EEP is determined by the amount of earnings at death. Be sure to discuss with your sales representative and your tax advisor whether or not the EEP is appropriate for your situation.

If this EEP rider is available in your state and you are age 75 or younger at contract issue, you may choose to add the EEP to your contract. You must elect the EEP at the time you purchase your contract and your rider effective date will be the contract issue date. THIS RIDER IS ONLY AVAILABLE UNDER ANNUITIES PURCHASED THROUGH AN EXCHANGE. You may not select this rider if you select the EEB. We reserve the right to discontinue offering the EEP for new contracts.


The EEP provides that if you die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:


o EEP Part I benefits, which equal the benefits payable under the EEB described above;

PLUS

o EEP Part II benefits, which equal a percentage of exchange purchase payments identified at issue not previously surrendered as follows:

                                 PERCENTAGE IF YOU ARE                           PERCENTAGE IF YOU ARE
CONTRACT YEAR          UNDER AGE 70 ON THE RIDER EFFECTIVE DATE         70 OR OLDER ON THE RIDER EFFECTIVE DATE
One and Two                               0%                                                0%
Three and Four                           10%                                             3.75%
Five or more                             20%                                              7.5%

Additional death benefits payable under the EEP are not included in the adjusted partial surrender calculation.

If after 6 months, no exchange purchase payments have been received, we will contact you and you will have an additional 30 days to follow-up on exchange purchase payments identified at issue but not received by us. If after these 30 days we have not received any exchange purchase payments, we will convert the EEP rider into an EEB.

Another way to describe the benefits payable under the EEP rider is as follows:

o the standard death benefit amount (see "Benefits in Case of Death - Standard Death Benefit"), the MAV death benefit amount, or 5-Year MAV death benefit amount, if applicable,

PLUS

                  IF YOU ARE UNDER AGE 70                           IF YOU ARE AGE 70
CONTRACT YEAR     ON THE RIDER EFFECTIVE DATE, ADD...               OR OLDER ON THE RIDER EFFECTIVE DATE, ADD...
     1            Zero                                              Zero
     2            40% x earnings at death (see above)               15% x earnings at death
 3 & 4            40% x (earnings at death + 25% of                 15% x (earnings at death + 25%
                  exchange purchase payment*)                       of exchange purchase payment*)
    5+            40% x (earnings at death + 50% of                 15% x (earnings at death + 50%
                  exchange purchase payment*)                       of exchange purchase payment*)

* Exchange purchase payments are purchase payments exchanged from another contract that are identified at issue and not previously surrendered.

The company is not responsible for identifying exchange purchase payments if we did not receive proper notification from the company from which the purchase payments are exchanged.

TERMINATING THE EEP

o You may terminate the EEP rider within 30 days of the first contract anniversary after the rider effective date.

o You may terminate the EEP rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

o The EEP rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

o   The EEP rider will terminate in the case of an ownership change.


o The EEP rider will terminate in the case of the spousal continuation if the new owner is age 76 or older.

For an example, see Appendix B.


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


IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, and your spouse chooses to continue the contract as the contract owner, we will pay an amount into the contract so that the contract value equals the total death benefit payable under the EEP. If your spouse has reached age 76 at the time he or she elects to continue the contract, the EEP rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she cannot continue the EEP. However, he or she may choose to convert the EEP rider into an EEB. In this case, the following conditions will apply:


o the EEB rider will treat the new contract value on the date the ownership of the contract changes to your spouse (after the additional amount is paid into the contract) as if it is a purchase payment in calculating future values of "earnings at death."

o the percentages of "earnings at death" payable will be based on your spouse's age at the time he or she elects to continue the contract.


o the EEB rider charges described in "Charges -- EEB Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the EEB rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the EEP rider.


If your spouse chooses not to convert the EEP rider into an EEB, the standard death benefit amount (or the MAV or 5-Year MAV death benefit amount, if applicable,) will apply.

NOTE: For special tax considerations associated with the EEP, see "Taxes."

THE ANNUITY PAYOUT PERIOD


As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below except under Plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your settlement date (less any applicable premium tax). During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.


AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

o   the annuity payout plan you select;

o   your age and, in most cases, sex;

o   the annuity table in the contract; and

o   the amounts you allocated to the accounts at settlement.


In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. Fixed payouts remain the same from month to month.


For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES

The annuity tables in your contract show the amount of the monthly payout for each $1,000 of contract value according to your age and, when applicable, your sex. (Where required by law, we will use a unisex table of settlement rates.)

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.


Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using the 5% assumed interest rate results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.


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65     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS /
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

ANNUITY PAYOUT PLANS


You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan*:

o PLAN A: LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

o PLAN B: LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

o PLAN C: LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

o PLAN D: JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving owner. Payouts end with the death of the second annuitant.

o PLAN E: PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that the annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 5.17% and 6.67%, depending on the applicable assumed investment rate. (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a surrender. (See "Taxes.")

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the settlement date set forth in your contract. You have the responsibility for electing a payout plan that complies with your contract and with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing required minimum distributions if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

o in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

o in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and a designated beneficiary; or

o over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

* For contracts purchased in Oregon, you cannot apply your contract values to an annuity payout plan during your first contract year.


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


IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the settlement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.


IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES


Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records.


NONQUALIFIED ANNUITIES

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

ANNUITY PAYOUTS: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. Under Annuity Payout Plan A: Life annuity - no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year of the annuitant. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "Annuity Payout Plans.") All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

SURRENDERS: If you surrender part or all of your nonqualified contract before your annuity payouts begin, your surrender payment will be taxed to the extent that the value of your contract immediately before the surrender exceeds your investment. You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.


WITHHOLDING: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or TIN, you can elect not to have any withholding occur. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or TIN, you can elect not to have this withholding occur.

The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding.

DEATH BENEFITS TO BENEFICIARIES: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments. Payments made upon the death of the annuitant may be subject to a 10% IRS penalty.


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

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.

PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

o   because of your death;

o   because you become disabled (as defined in the Code);

o if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

o   if it is allocable to an investment before Aug. 14, 1982.

TRANSFER OF OWNERSHIP: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be treated as a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses. Please consult your tax advisor for further details.


COLLATERAL ASSIGNMENT: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal and you may have to pay a 10% IRS penalty.


QUALIFIED ANNUITIES


Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund a 401(k) plan, your rights to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

ANNUITY PAYOUTS: Under a qualified annuity except a Roth IRA, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

SURRENDERS: Under a qualified annuity except a Roth IRA, the entire surrender will generally be includable as ordinary income and is subject to tax unless:
(1) the contract is an IRA to which you made non-deductible contributions; or
(2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

SURRENDERS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

Withholding: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA, or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding will not be imposed if:

o instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

o the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

o   the payout is a minimum distribution required under the Code;

o   the payout is made on account of an eligible hardship; or

o   the payout is a corrective distribution.

Payments made to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.


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PENALTIES: If you receive amounts from your qualified annuity before reaching age 59 1/2, you may have to pay a 10% penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

o   because of your death,

o   because you become disabled (as defined in the Code);

o if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

o If the distribution is made followig severence from employment after you attain age 55 (TSAs and annuities funding 401(a) and 401(k) plans only); or

o   to pay certain medical or education expenses (IRAs only).

DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.


PURCHASE PAYMENT CREDITS: These are considered earnings and are taxed accordingly when surrendered or paid out.


SPECIAL CONSIDERATIONS IF YOU SELECT ONE OF THE DEATH BENEFIT RIDERS (ROPP, MAV, 5-YEAR MAV, EEB OR EEP): As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% IRS tax penalty for surrenders before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.

COLLATERAL ASSIGNMENT: You may not collaterally assign or pledge a qualified annuity.


IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.


IDS LIFE'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.


TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

o   the reserve held in each subaccount for your contract; divided by

o   the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

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SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

o   laws or regulations change;

o   the existing funds become unavailable; or

o   in our judgment, the funds no longer are suitable for the subaccounts.


If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.


We may also:

o   add new subaccounts;

o   combine any two or more subaccounts;

o   make additional subaccounts investing in additional funds;

o   transfer assets to and from the subaccounts or the variable account; and


o   eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the AXP(R) Variable Portfolio - Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.


ABOUT THE SERVICE PROVIDERS

ISSUER AND PRINCIPAL UNDERWRITER

IDS Life issues and is the principal underwriter for the contracts. IDS Life is a stock life insurance company organized in 1957 under the laws of the State of Minnesota and is located at 70100 AXP Financial Center, Minneapolis, MN 55474. IDS Life conducts a conventional life insurance business.


IDS Life is a wholly-owned subsidiary of AEFC, which itself is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City. The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates, and a broad range of financial management services.

We are the sole distributor of the contract. We pay time-of-sale commissions of up to 7.75% of purchase payments on the contract as well as service/trail commissions of up to 1.25% based on annual total contract value for as long as the contract remains in effect. These commissions compensate our sales representative and field leadership for selling and servicing the contract and help pay for other distribution expenses. These commissions do not change depending on which subaccounts you choose to allocate your purchase payments. Ask your sales representative for further information about what he or she may receive in connection with your purchase of the contract.

From time to time and in accordance with applicable laws and regulations, sales representatives and field leaders are eligible for various benefits. These include cash benefits, such as bonuses and sales incentives, and non-cash benefits, such as conferences, seminars and trips (including travel, lodging and meals), entertainment, merchandise and other similar items. Sales of contracts may help sales representatives and/or their field leaders qualify for such benefits.

We intend to recoup a portion of the commissions and other distribution expenses we pay through certain fees and charges described in this prospectus including, for example, the mortality and expense risk charge and surrender charges. We also receive some of the 12b-1 distribution fees that you may pay in connection with certain funds to help us pay commissions and other distribution expenses.


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

LEGAL PROCEEDINGS


The SEC, the National Association of Securities Dealers, Inc. and several state attorneys general have brought proceedings challenging several mutual fund and variable account financial practices, including suitability generally, late trading, market timing, disclosure of revenue sharing arrangements and inappropriate sales. We have received requests for information and have been contacted by regulatory authorities concerning our practices and are cooperating fully with these inquiries.

In November 2002, we were named in a purported class action entitled JOHN HARITOS, ET AL. V. AMERICAN EXPRESS FINANCIAL ADVISORS, INC. ET AL., No. 02 2255, United States District Court, District of Arizona. The complaint originally named IDS Life as a defendant, but we were dismissed when plaintiffs chose to file an Amended Complaint not naming IDS Life. This action alleges that defendants violated the Investment Advisers Act of 1940, 15 U.S.C., in the sale of financial plans and various products including those of IDS Life Insurance Company. The complaint seeks certification of a nationwide class, restitution, injunctive relief, and punitive damages. Defendants have moved to dismiss the action and that motion is pending.

We and our subsidiaries are involved in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of our respective business activities. We believe we have meritorious defenses to each of these actions and intend to defend them vigorously. We believe that we are not a party to, nor are any of our properties the subject of, any pending legal or arbitration proceedings that would have a material adverse effect on our consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.


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

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Calculating Annuity Payouts                               p. 3

Rating Agencies                                           p. 4

Principal Underwriter                                     p. 4

Independent Auditors                                      p. 4


Financial Statements


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


APPENDICES

THE PURPOSE OF THESE APPENDICES IS TO ILLUSTRATE THE OPERATION OF VARIOUS CONTRACT FEATURES AND RIDERS. IN ORDER TO DEMONSTRATE THESE CONTRACT FEATURES AND RIDERS, AN EXAMPLE MAY SHOW HYPOTHETICAL CONTRACT VALUES. THESE CONTRACT VALUES DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. ACTUAL CONTRACT VALUES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING BUT NOT LIMITED TO THE INVESTMENT EXPERIENCE OF THE SUBACCOUNTS AND THE FEES AND CHARGES THAT APPLY TO YOUR CONTRACT.


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APPENDIX A: EXAMPLE -- SURRENDER CHARGES

FULL SURRENDER CHARGE CALCULATION -- TEN-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a full surrender on a RAVA Advantage Plus contract with a ten-year surrender charge schedule with the following history:

o   we receive a single $100,000 purchase payment on Jan. 1, 2004; and

o you surrender the contract for its total value on July 1, 2007. The surrender charge percentage in the fourth year after a purchase payment is 7.0%; and

o   you have made no surrenders prior to July 1, 2007.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER
WHERE THERE IS A LOSS:

                                                                              CONTRACT      CONTRACT
                                                                              WITH GAIN     WITH LOSS

                              Contract Value at time of full surrender:      $120,000.00    $80,000.00

                                   Contract Value on prior anniversary:       115,000.00     85,000.00

STEP 1. We determine the Free Amount (FA) available in the contract as the greatest of the earnings or 10% of the prior anniversary value:

                                              Earnings in the contract:        20,000.00          0.00

                         10% of the prior anniversary's contract value:        11,500.00      8,500.00
                                                                               ---------      --------

                                                           Free Amount:        20,000.00      8,500.00

STEP 2. We determine the FA that is from Purchase Payments:

                                                           Free Amount:        20,000.00      8,500.00

                                              Earnings in the contract:        20,000.00          0.00

                        Purchase Payments being Surrendered Free (PPF):             0.00      8,500.00

STEP 3. We calculate the Premium Ratio (PR):

                              PR = [WD-FA] / [CV-FA]

                                                                   WD =       120,000.00     80,000.00    = the amount of
                                                                                                            the surrender

                                                                   FA =        20,000.00      8,500.00    = the free amount, step1

                                                                   CV =       120,000.00     80,000.00    = the contract value at
                                                                                                            the time of the
                                                                                                            surrender

                                                                   PR =             100%          100%    = the premium ratio

STEP 4. We calculate Chargeable Purchase Payments  being Surrendered (CPP):

                              CPP = PR x (PP-PPF)

                                                                   PR =             100%          100%    = premium ratio, step 3

                                                                   PP =       100,000.00    100,000.00    = purchase payments not
                                                                                                            previously surrendered

                                                                  PPF =             0.00      8,500.00    = purchase payments being
                                                                                                            surrendered free, step 2

                                                                  CPP =       100,000.00     91,500.00

STEP 5. We calculate the Surrender Charges:

                                          Chargeable Purchase Payments:       100,000.00     91,500.00

                                           Surrender Charge Percentage:               7%            7%

                                                      Surrender Charge:         7,000.00      6,405.00

STEP 6. We calculate the Net Surrender Value:                                 120,000.00     80,000.00

                                            Contract Value Surrendered:        (7,000.00)    (6,405.00)

                        Contract Charge (assessed upon full surrender):           (30.00)       (30.00)

                                           Net Full Surrender Proceeds:       112,970.00     73,565.00


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


PARTIAL SURRENDER CHARGE CALCULATION - TEN-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a partial surrender on a RAVA Advantage Plus contract with a ten-year surrender charge schedule with the following history:

o   we receive a single $100,000 purchase payment on Jan. 1, 2004; and

o you request a partial surrender of $50,000 on July 1, 2007. The surrender charge percentage is 7.0%; and

o   you have made no surrenders prior to July 1, 2007.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER
WHERE THERE IS A LOSS:

                                                                              CONTRACT      CONTRACT
                                                                              WITH GAIN     WITH LOSS

                           Contract Value at time of partial surrender:      $120,000.00    $80,000.00

                                   Contract Value on prior anniversary:       115,000.00     85,000.00

STEP 1. We determine the Free Amount (FA) available in the contract as the greatest of the earnings or 10% of the prior anniversary value:

                                              Earnings in the contract:        20,000.00          0.00

                         10% of the prior anniversary's contract value:        11,500.00      8,500.00
                                                                               ---------      --------

                                                           Free Amount:        20,000.00      8,500.00

STEP 2. We determine the Amount Free that is from Purchase Payments:

                                                           Free Amount:        20,000.00      8,500.00

                                              Earnings in the contract:        20,000.00          0.00

                        Purchase Payments being Surrendered Free (PPF):             0.00      8,500.00

STEP 3. We calculate the Premium Ratio (PR):

                              PR = [WD-FA] / [CV-FA]

                                                                   WD =        50,000.00     50,000.00    = the amount of
                                                                                                            the surrender

                                                                   FA =        20,000.00      8,500.00    = the free amount, step 1

                                                                   CV =       120,000.00     80,000.00    = the contract value at
                                                                                                            the time of surrender

                                                                   PR =              30%           58%    = the premium ratio

STEP 4. We calculate the Chargeable Purchase Payments  being Surrendered (CPP):

                              CPP = PR x (PP - PPF)

                                                                   PR =              30%           58%    = premium ratio, step 3

                                                                   PP =       100,000.00    100,000.00    = purchase payments not
                                                                                                            previously surrendered

                                                                  PPF =             0.00      8,500.00    = purchase payments being
                                                                                                            surrendered free, step 2

                                                                  CPP =        30,000.00     53,108.39    = chargeable purchase
                                                                                                            payments being
                                                                                                            surrendered

STEP 5. We calculate the Surrender Charges:

                                          Chargeable Purchase Payments:        30,000.00  53,108.39.00

                                           Surrender Charge Percentage:               7%            7%

                                                      Surrender Charge:            2,100         3,718

STEP 6. We calculate the Net Surrender Value:

                                            Contract Value Surrendered:        50,000.00     50,000.00

                                                      Surrender Charge:        (2,100.00)    (3,717.00)

                                           Net Full Surrender Proceeds:        47,900.00     46,282.41


--------------------------------------------------------------------------------
75     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS /
       RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

FULL SURRENDER CHARGE CALCULATION -- THREE-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a full surrender on a RAVA Select Plus contract with a three-year surrender charge schedule with the following history:

o   we receive a single $100,000 purchase payment on Jan. 1, 2004; and

o you surrender the contract for its total value on July 1, 2005. The surrender charge percentage in the year after a purchase payment is 7.0%; and

o   you have made no surrenders prior to July 1, 2005.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER
WHERE THERE IS A LOSS:

                                                                              CONTRACT      CONTRACT
                                                                              WITH GAIN     WITH LOSS

                              Contract Value at time of full surrender:      $120,000.00    $80,000.00

                                   Contract Value on prior anniversary:       115,000.00     85,000.00

STEP 1. We determine the Free Amount (FA) available in the contract as the greatest of the earnings or 10% of the prior anniversary value:

                                              Earnings in the Contract:        20,000.00          0.00

                         10% of the prior anniversary's contract value:        11,500.00      8,500.00
                                                                               ---------      --------

                                                           Free Amount:        20,000.00      8,500.00

STEP 2. We determine the FA that is from Purchase Payments:

                                                           Free Amount:        20,000.00      8,500.00

                                              Earnings in the contract:        20,000.00          0.00

                        Purchase Payments being Surrendered Free (PPF):             0.00      8,500.00

STEP 3. We calculate the Premium Ratio (PR):

                              PR = [WD-FA] / [CV-FA]

                                                                   WD =       120,000.00     80,000.00    = the amount of
                                                                                                            the surrender

                                                                   FA =        20,000.00      8,500.00    = the free amount, step1

                                                                   CV =       120,000.00     80,000.00    = the contract value at
                                                                                                            the time of the
                                                                                                            surrender

                                                                   PR =             100%          100%

STEP 4. We calculate Chargeable Purchase Payments  being Surrendered (CPP):

                              CPP = PR x (PP-PPF)

                                                                   PR =             100%          100%    = premium ratio, step 3

                                                                   PP =       100,000.00    100,000.00    = purchase payments not
                                                                                                            previously surrendered

                                                                  PPF =             0.00      8,500.00    = purchase payments being
                                                                                                            surrendered free, step 2

                                                                  CPP =       100,000.00     91,500.00

STEP 5. We calculate the Surrender Charges:

                                          Chargeable Purchase Payments:       100,000.00     91,500.00

                                           Surrender Charge Percentage:               7%            7%

                                                      Surrender Charge:         7,000.00      6,405.00

STEP 6. We calculate the Net Surrender Value:                                 120,000.00     80,000.00

                                            Contract Value Surrendered:        (7,000.00)    (6,405.00)

                        Contract Charge (assessed upon full surrender):           (30.00)       (30.00)

                                           Net Full Surrender Proceeds:       112,970.00     73,565.00


--------------------------------------------------------------------------------
76     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS /
       RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

PARTIAL SURRENDER CHARGE CALCULATION -- THREE-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a partial surrender on a RAVA Select Plus contract with a three-year surrender charge schedule with the following history:

o   we receive a single $100,000 purchase payment on Jan. 1, 2004; and

o you request a partial surrender of $50,000 on July 1, 2005. The surrender charge percentage is 7.0%; and

o   you have made no surrenders prior to July 1, 2005.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER
WHERE THERE IS A LOSS:

                                                                              CONTRACT      CONTRACT
                                                                              WITH GAIN     WITH LOSS

                           Contract Value at time of partial surrender:      $120,000.00    $80,000.00

                                   Contract Value on prior anniversary:       115,000.00     85,000.00

STEP 1. We determine the Free Amount (FA) available in the contract as the greatest of the earnings or 10% of the prior anniversary value:

                                              Earnings in the contract:        20,000.00          0.00

                         10% of the prior anniversary's contract value:        11,500.00      8,500.00
                                                                               ---------      --------

                                                           Free Amount:        20,000.00      8,500.00

STEP 2. We determine the Amount Free that is from Purchase Payments:

                                                           Free Amount:        20,000.00      8,500.00

                                              Earnings in the contract:        20,000.00          0.00

                        Purchase Payments being Surrendered Free (PPF):             0.00      8,500.00

STEP 3. We calculate the Premium Ratio (PR):

                              PR = [WD-FA] / [CV-FA]

                                                                   WD =        50,000.00     50,000.00    = the amount of
                                                                                                            the surrender

                                                                   FA =        20,000.00      8,500.00    = the free amount, step 1

                                                                   CV =       120,000.00     80,000.00    = the contract value at
                                                                                                            the time of surrender

                                                                   PR =              30%           58%    = the premium ratio

STEP 4. We calculate the Chargeable Purchase Payments  being Surrendered (CPP):

                              CPP = PR x (PP - PPF)

                                                                   PR =              30%           58%    = premium ratio, step 3

                                                                   PP =       100,000.00    100,000.00    = purchase payments not
                                                                                                            previously surrendered

                                                                  PPF =             0.00      8,500.00    = purchase payments being
                                                                                                            surrendered free, step 2

                                                                  CPP =        30,000.00     53,108.39    = chargeable purchase
                                                                                                            payments being
                                                                                                            surrendered

STEP 5. We calculate the Surrender Charges:

                                          Chargeable Purchase Payments:        30,000.00  53,108.39.00

                                           Surrender Charge Percentage:               7%            7%

                                                      Surrender Charge:            2,100         3,718

STEP 6. We calculate the Net Surrender Value:

                                            Contract Value Surrendered:        50,000.00     50,000.00

                                                      Surrender Charge:        (2,100.00)    (3,717.00)

                                           Net Full Surrender Proceeds:        47,900.00     46,282.41


--------------------------------------------------------------------------------
77     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS /
       RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

APPENDIX B: EXAMPLE -- OPTIONAL DEATH BENEFITS

EXAMPLE -- ROPP DEATH BENEFIT

o You purchase the contract (with the ROPP rider) with a payment of $20,000 on Jan. 1, 2003.

o On March 1, 2004 the contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

         We calculate the death benefit on March 1, 2004 as follows:

         The total purchase payments minus adjustments for partial surrenders:

         Total purchase payments                                        $20,000

         minus adjusted partial surrenders, calculated as:

         $1,500 x $20,000
         ---------------- =                                             - 1,667
              $18,000                                                   --------

         for a death benefit of:                                        $18,333

EXAMPLE -- MAV DEATH BENEFIT

o You purchase the contract (with the MAV rider) with a payment of $20,000 on Jan. 1, 2003.

o On Jan. 1, 2004 (the first contract anniversary) the contract value grows to $24,000.

o On March 1, 2004 the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

         We calculate the death benefit on March 1, 2004 as follows:

         The maximum anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:

         Greatest of your contract anniversary contract values:         $24,000

         plus purchase payments made since that anniversary:                + 0

         minus adjusted partial surrenders, calculated as:

         $1,500 x $24,000
         ---------------- =                                             - 1,636
              $22,000                                                   --------

         for a death benefit of:                                        $22,364

EXAMPLE -- 5-YEAR MAV DEATH BENEFIT

o You purchase the contract (with the 5-Year MAV rider) with a payment of $20,000 on Jan. 1, 2003.

o On Jan. 1, 2008 (the fifth contract anniversary) the contract value grows to $30,000.

o On March 1, 2008 the contract value falls to $25,000, at which point you take a $1,500 partial surrender, leaving a contract value of $23,500.

         We calculate the death benefit on March 1, 2008 as follows:

         The maximum 5-year anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:

         Greatest of your 5-year contract anniversary contract values:  $30,000

         plus purchase payments made since that anniversary:                + 0

         minus adjusted partial surrenders, calculated as:

         $1,500 x $30,000
         ---------------- =                                             - 1,800
              $25,000                                                   --------

         for a death benefit of:                                        $28,200


--------------------------------------------------------------------------------
78     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS /
       RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE -- EEB DEATH BENEFIT

o You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and you are under age 70. You select the seven-year surrender charge schedule, the MAV and the EEB.

o On July 1, 2003 the contract value grows to $105,000. The death benefit on July 1, 2003 equals the standard death benefit, which is the contract value less purchase payment credits reversed, or $104,000. You have not reached the first contract anniversary so the EEB does not provide any additional benefit at this time.

o On Jan. 1, 2004 the contract value grows to $110,000. The death benefit on Jan. 1, 2004 equals:

    MAV death benefit amount (contract value):                         $110,000

    plus the EEB which equals 40% of earnings

      at death (MAV death benefit amount minus payments not

      previously surrendered):

      0.40 x ($110,000 - $100,000) =                                     +4,000
                                                                        --------
    Total death benefit of:                                            $114,000

o On Jan. 1, 2005 the contract value falls to $105,000. The death benefit on Jan. 1, 2005 equals:

    MAV death benefit amount (maximum anniversary value):              $110,000

    plus the EEB (40% of earnings at death):

      0.40 x ($110,000 - $100,000) =                                     +4,000
                                                                        --------
    Total death benefit of:                                            $114,000

o On Feb. 1, 2005 the contract value remains at $105, 000 and you request a partial surrender, including the applicable 7% surrender charge, of $50,000. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the surrender is subject to a 7% surrender charge because your purchase payment is two years old, so we will surrender $39,500 ($36,735 + $2,765 in surrender charges) from your contract value. Altogether, we will surrender $50,000 and pay you $47,235. We calculate purchase payments not previously surrendered as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit on Feb. 1, 2005 equals:

    MAV death benefit amount (maximum anniversary value adjusted for partial surrenders):

                 ($50,000 x $110,000)
      $110,000 - ------------------- =                                  $57,619
                      $105,000

    plus the EEB (40% of earnings at death):

      0.40 x ($57,619 - $55,000) =                                       +1,048
                                                                        --------
    Total death benefit of:                                             $58,667

o On Jan. 1, 2006 the contract value falls by $40,000. The death benefit on Jan. 1, 2006 equals the death benefit on Feb. 1, 2005. The reduction in contract value has no effect.

o On Jan. 1, 2012 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. The death benefit on Jan. 1, 2012 equals:

    MAV death benefit amount (contract value):                         $200,000

    plus the EEB (40% of earnings at death)

      0.40 x 2.50 x ($55,000) =                                         +55,000
                                                                        --------
    Total death benefit of:                                            $255,000

o On July 1, 2012 you make an additional purchase payment of $50,000 and your contract value grows to $250,500. The new purchase payment is less than one year old and so it has no effect on the EEB. The death benefit on July 1, 2012 equals:

    MAV death benefit amount (contract value less purchase
     payment credits reversed)                                         $250,000

    plus the EEB (40% of earnings at death)

      0.40 x 2.50 x ($55,000) =                                         +55,000
                                                                        --------
   Total death benefit of:                                             $305,000


--------------------------------------------------------------------------------
79     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS /
       RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

o On July 1, 2013 the contract value remains $250,500 and the "new" purchase payment is one year old. The value of the EEB changes. The death benefit on July 1, 2013 equals:

    MAV death benefit amount (contract value):                         $250,500

      plus the EEB which equals 40% of earnings

      at death (the standard death benefit amount minus payments not previously surrendered):

      0.40 x ($250,500 - $105,000) =                                    +58,200
                                                                        --------
   Total death benefit of:                                             $308,700

EXAMPLE -- EEP DEATH BENEFIT

o You purchase the contract with an exchange purchase payment of $100,000 on Jan. 1, 2003 and you are under age 70. You select the seven-year surrender charge schedule, the MAV and the EEP.

o On July 1, 2003 the contract value grows to $105,000. The death benefit on July 1, 2003 equals the standard death benefit amount, which is the contract value less purchase payment credits reversed, or $104,000. You have not reached the first contract anniversary so neither the EEP Part I nor Part II provides any additional benefit at this time.

o On Jan. 1, 2004 the contract value grows to $110,000. You have not reached the second contract anniversary so the EEP Part II does not provide any additional benefit at this time. The death benefit on Jan. 1, 2004 equals:

    MAV death benefit amount (contract value):                         $110,000

    plus the EEP Part I which equals 40% of earnings

      at death (the MAV death benefit amount minus purchase payments not previously surrendered):

      0.40 x ($110,000 - $100,000) =                                     +4,000
                                                                        --------
    Total death benefit of:                                            $114,000

o On Jan. 1, 2005 the contract value falls to $105,000. The death benefit on Jan. 1, 2005 equals:

    MAV death benefit amount (maximum anniversary value):              $110,000

    plus the EEP Part I (40% of earnings at death):

      0.40 x ($110,000 - $100,000) =                                     +4,000

    plus the EEP Part II which in the third contract year

      equals 10% of exchange purchase payments identified at

      issue and not previously surrendered:

      0.10 x $100,000 =                                                 +10,000
                                                                        --------
    Total death benefit of:                                            $124,000

o On Feb. 1, 2005 the contract value remains at $105,000 and you request a partial surrender, including the applicable 7% surrender charge, of $50,000. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the surrender is subject to a 7% surrender charge because your purchase payment is two years old, so we will surrender $39,500 ($36,735 + $2,765 in surrender charges) from your contract value. Altogether, we will surrender $50,000 and pay you $47,235. We calculate purchase payments not previously surrendered as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit on Feb. 1, 2005 equals:

    MAV death benefit amount (maximum anniversary value adjusted for partial surrenders):

                 ($50,000 x $110,000)
      $110,000 - -------------------- =                                 $57,619
                      $105,000

    plus the EEP Part I (40% of earnings at death):

      0.40 x ($57,619 - $55,000) =                                       +1,048

    plus the EEP Part II which in the third contract year

      equals 10% of exchange purchase payments identified at

      issue and not previously surrendered:

      0.10 x $55,000 =                                                   +5,500
                                                                        --------
    Total death benefit of:                                             $64,167


--------------------------------------------------------------------------------
80     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS /
       RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

o On Jan. 1, 2006 the contract value falls by $40,000. The death benefit on Jan. 1, 2006 equals the death benefit on Feb. 1, 2005. The reduction in contract value has no effect.

o On Jan. 1, 2012 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. Because we are beyond the fourth contract anniversary the EEP also reaches its maximum of 20%. The death benefit on Jan. 1, 2012 equals:

    MAV death benefit amount (contract value):                         $200,000

    plus the EEP Part I (40% of earnings at death)

      .40 x (2.50 x $55,000) =                                          +55,000

    plus the EEP Part II which after the fourth contract

      year equals 20% of exchange purchase payments identified at issue

      and not previously surrendered: 0.20 x $55,000 =                  +11,000
                                                                        --------
    Total death benefit of:                                            $266,000

o On July 1, 2012 you make an additional purchase payment of $50,000 and your contract value grows to $250,500. The new purchase payment is less than one year old and so it has no effect on either the EEP Part I or EEP Part II. The death benefit on July 1, 2012 equals:

    MAV death benefit amount (contract value less purchase

      payment credits reversed):                                       $250,000

    plus the EEP Part I (40% of earnings at death)

      .40 x (2.50 x $55,000)=                                           +55,000

    plus the EEP Part II, which after the fourth contract year equals 20%

      of exchange purchase payments identified at issue and

      not previously surrendered: 0.20 x $55,000 =                      +11,000
                                                                        --------
    Total death benefit of:                                            $316,000

o On July 1, 2013 the contract value remains $250,500 and the "new" purchase payment is one year old. The value of the EEP Part I changes but the value of the EEP Part II remains constant. The death benefit on July 1, 2013 equals:

    MAV death benefit amount (contract value):                         $250,500

    plus the EEP Part I which equals 40% of earnings

      at death (the MAV death benefit minus payments not

      previously surrendered):

      0.40 x ($250,500 - $105,000) =                                    +58,200

    plus the EEP Part II, which after the fourth contract

      year equals 20% of exchange purchase payments identified at issue

      and not previously surrendered: 0.20 x $55,000 =                  +11,000
                                                                        --------
    Total death benefit of:                                            $319,700


--------------------------------------------------------------------------------
81     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS /
       RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

--------------------------------------------------------------------------------
(logo)
AMERICAN
 EXPRESS
(R)
--------------------------------------------------------------------------------

IDS LIFE INSURANCE COMPANY
70100 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474
(800) 862-7919

S-6273 C (4/04)

Part B

The combined Statement of Additional Information containing information for American Express Retirement Advisor Variable Annuity(R), American Express Retirement Advisor Variable Annuity(R) - Band 3, American Express Retirement Advisor Advantage(R) Variable Annuity, American Express Retirement Advisor Select Variable Annuity(R), American Express Retirement Advisor Advantage(R) Variable Annuity - Band 3, American Express Retirement Advisor Advantage Plus(SM) Variable Annuity, American Express Retirement Advisor Select Plus(SM) Variable Annuity, and IDS Life Flexible Portfolio Annuity filed in Post-Effective Amendment No. 23 to Registration Statement No. 333-79311 is incorporated by reference.

PART C.

Item 24. Financial Statements and Exhibits

(a)   Financial statements included in Part B of this Registration Statement:

      The audited financial statements of the IDS Life Variable Account 10

      Retirement Advisor Advantage Plus(SM) Variable Annuity
      Retirement Advisor Select Plus(SM) Variable Annuity including:

      Report of Independent Auditors dated March 19, 2004.
      Statements of Assets and Liabilities for the year ended Dec. 31, 2003. Statements of Operations for the year ended Dec. 31, 2003.
      Statements of Changes in Net Assets for the years ended Dec. 31, 2003 and 2002.
      Notes to Financial Statements.

      The audited financial statements of the IDS Life Insurance Company Retirement Advisor Advantage Plus(SM) Variable Annuity
      Retirement Advisor Select Plus(SM) Variable Annuity including:

      Report of Independent Auditors dated Jan. 26, 2004.
      Consolidated Balance Sheets as of Dec. 31, 2003 and 2002.
      Consolidated Statements of Operations for the years ended Dec. 31, 2003, 2002 and 2001.
      Consolidated Statements of Cash Flows for the years ended Dec. 31, 2003, 2002 and 2001.
      Consolidated Statements of Stockholder's Equity for the three years ended Dec. 31, 2003, 2002 and 2001.
      Notes to Consolidated Financial Statements.

(b)      Exhibits:

1.1 Resolution of the Board of Directors of IDS Life Insurance Company establishing the IDS Life Variable Account 10 dated August 23, 1995, filed electronically as Exhibit 1 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

1.2 Resolution of the Board of Directors of IDS Life Insurance Company establishing 105 additional subaccounts within the separate account, filed electronically as Exhibit 1.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999, is incorporated herein by reference.

1.3 Resolution of the Board of Directors of IDS life Insurance Company establishing 25 additional subaccounts within the separate account, filed electronically as Exhibit 1.3 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.4 Resolution of the Board of Directors of IDS Life Insurance Company establishing 12 additional subaccounts within the separate account, filed electronically as Exhibit 1.3 to Registrant's Post-Effective Amendment No. 3 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.5 Resolution of the Board of Directors of IDS Life Insurance Company establishing 69 additional subaccounts within the separate account, filed electronically as Exhibit 1.5 to Registrant's Post-Effective
         Amendment  No.  6  to  Registration   Statement  No.   333-79311,   is
         incorporated herein by reference.

1.6 Resolution of the Board of Directors of IDS Life Insurance Company establishing 112 additional subaccounts within the separate account, dated Feb. 11, 2002, filed electronically as Exhibit 1.6 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.7 Resolution of the Board of Directors of IDS Life Insurance Company establishing 3 additional subaccounts within the separate account, dated Feb. 28, 2002, filed electronically as Exhibit 1.7 to Registrant's Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.8 Resolution of the Board of Directors of IDS Life Insurance Company establishing 8 additional subaccounts within the separate account, dated January 6, 2004, filed electronically as Exhibit 1.8 to Registrant's Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

2.       Not applicable.

3.       Not applicable.

4.1 Form of Deferred Annuity Contract for non-qualified contracts (form 31043) filed electronically as Exhibit 4.1 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.2 Form of Deferred Annuity Contract for tax qualified contracts (form 31044) filed electronically as Exhibit 4.2 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.3 Form of Deferred Annuity Contract for IRA contracts (form 31045-IRA) filed electronically as Exhibit 4.3 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.4 Form of Deferred Annuity Contract for non-qualified contracts (form 31046) filed electronically as Exhibit 4.4 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.5 Form of Deferred Annuity Contract for tax qualified contracts (form 31047) filed electronically as Exhibit 4.5 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.6 Form of Deferred Annuity Contract for IRA contracts (form 31048-IRA) filed electronically as Exhibit 4.6 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.7      Form of TSA Endorsement (form 31049),  filed electronically as Exhibit
         4.7 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

4.8 Form of Maximum Anniversary Value Death Benefit Rider, filed electronically as Exhibit 4.8 to Post-Effective Amendment No. 4 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.9 Form of Enhanced Earnings Death Benefit Rider, filed electronically as Exhibit 4.9 to Post-Effective Amendment No. 4 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.10 Form of Enhanced Earnings Plus Death Benefit Rider, filed electronically as Exhibit 4.10 to Post-Effective Amendment No. 4 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.11 Form of Traditional IRA or SEP-IRA Annuity Endorsement (form 131061) filed electronically as Exhibit 4.11 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.12 Form of Roth IRA Annuity Endorsement (form 131062) filed electronically as Exhibit 4.12 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.13 Form of SIMPLE IRA Annuity Endorsement (form 131063) filed electronically as Exhibit 4.13 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.14     Form of Deferred Annuity Contract for non-qualified contracts
         (form 131041) filed electronically as Exhibit 4.14 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.15 Form of Deferred Annuity Contract for Retirement Advisor Advantage Plus (form 1043 A) filed electronically as Exhibit 4.15 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.16 Form of Deferred Annuity Contract for Retirement Advisor Select Plus (form 131041 A) filed electronically as Exhibit 4.16 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.17     Form of TSA Endorsement (form 131068), filed electronically as Exhibit
         4.17 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.18 Form of Return of Purchase Payments Rider (form 131072), filed electronically as Exhibit 4.18 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.19 Form of Maximum Anniversary Value Death Benefit Rider (form 131031), filed electronically as Exhibit 4.19 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.20     Form of 5-Year Maximum Anniversary Value Death Benefit Rider
         (form 131071), filed electronically as Exhibit 4.20 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.21 Form of Enhanced Earnings Death Benefit Rider (form 131032 A), filed electronically as Exhibit 4.21 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.22 Form of Enhanced Earnings Plus Death Benefit Rider (form 131033 A), filed electronically as Exhibit 4.22 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.23 Form of 401 (a) Annuity Endorsement (form 131069), filed electronically as Exhibit 4.23 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

5. Form of Variable Annuity Application (form 31063), filed electronically as Exhibit 5 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

6.1 Certificate of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

6.2      Amended  By-Laws of IDS Life filed  electronically  as Exhibit  6.2 to
         Registrant's   Initial   Registration   Statement   No.   33-62407  is
         incorporated herein by reference.

6.3 Copy of Amended and Restated By-Laws of IDS Life Insurance Company, filed electronically as Exhibit 6.2 to Post-Effective Amendment No. 13 to Registration Statement No. 33-47302, is incorporated herein by reference.

7.       Not applicable.

8.1(a) Copy of Participation Agreement between IDS Life Insurance Company and AIM Variable Insurance Funds, Inc. and AIM Distributors, Inc., dated March 4,1996, filed electronically as Exhibit 8.4 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

8.1(b) Copy of Participation Agreement By and Among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., and IDS Life Insurance Company, on Behalf of Itself and Its Separate Accounts, dated Oct. 7, 1996, filed electronically as Exhibit 8.1(b) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.2 Copy of Participation Agreement by and among IDS Life Insurance Company, American Express Financial Advisors Inc., Alliance Capital Management L.P. and Alliance Fund Distributors dated March 1, 2000 filed electronically as Exhibit 8.2 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.3 Copy of Participation Agreement By and Among Calvert Variable Series, Inc. and Calvert Asset Management Co. and Calvert Distributors Inc. and IDS Life Insurance Company, dated April 14, 2000, filed as Exhibit
         8.7 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.4 Copy of Participation Agreement between IDS Life Insurance Company and Warburg Pincus Trust and Warburg Pincus Counselors, Inc. and Counselors Securities Inc., dated March 1, 1996, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 2 to Registration statement No. 33-62407 is incorporated herein by reference.

8.5 Copy of Participation Agreement by and between Evergreen Variable Annuity Trust and IDS Life Insurance Company, dated August 13, 2001 filed electronically as Exhibit 8.5(a) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.6 Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and IDS Life Insurance Company, dated Sept. 1, 1999, filed electronically as Exhibit 8.8(a) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.7 Copy of Participation Agreement between IDS Life Insurance Company and Templeton Variable Products Series Fund and Franklin Templeton Distributors, Inc. dated March 1, 1996, filed electronically as
         Exhibit 8.2 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

8.8 Copy of Participation Agreement By and Between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and IDS Life Insurance Company, dated September 1, 1999, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.9 Copy of Participation Agreement between IDS Life Insurance Company and INVESCO Variable Investment Funds, Inc, and INVESCO Distributors, Inc., dated August 13, 2001 filed electronically as Exhibit 8.9 to Post-Effective Amendment No. 10 to Registration Statement
         No. 333-79311, is incorporated herein by reference.

8.10 Copy of Participation Agreement Between Janus Aspen Series and IDS Life Insurance Company, dated April 21, 2000, filed electronically as
         Exhibit 8.10 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.11 Copy of Participation Agreement by and among IDS Life Insurance Company, Lazard Asset Management and Lazard Retirement Series, Inc., dated September 1, 1999, filed as Exhibit 8.11 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.12 Copy of Participation Agreement Among MFS Variable Insurance Trust, IDS Life Insurance Company and Massachusetts Financial Services Company, dated March 1, 2000, filed as Exhibit 8.12 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.13 Copy of Participation Agreement among Pioneer Variable Contracts Trust, IDS Life Insurance Company, Pioneer Investment Management, Inc. and
         Pioneer  Funds   Distributor,   Inc.   dated  August  13,  2001  filed
         electronically as Exhibit 8.13(a) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.14 Copy of Participation Agreement by and among IDS Life Insurance Company and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated March 1, 1996, filed electronically as Exhibit 8.1 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

8.15 Copy of Participation Agreement by and among Royce Capital Fund and Royce & Associates, Inc. and IDS Life Insurance Company, dated September 1, 1999, filed as Exhibit 8.5 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.16     Copy of  Participation  Agreement  by and  among  IDS  Life  Insurance
         Company and Strong Opportunity Fund II, Inc. and Strong Investor Services, Inc. and Strong Investments, Inc. dated August 13, 2001 filed electronically as Exhibit 8.16 to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.17 Copy of Participation Agreement between IDS Life Insurance Company and TCI Portfolios, Inc., dated April 24, 1996, filed electronically as
         Exhibit 8.5 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

8.18 Copy of Participation Agreement by and among Wanger Advisors Trust and Liberty Wanger Asset Management, L.P. and IDS Life Insurance Company dated August 30, 1999 filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.19 Copy of Participation Agreement by and among Wells Fargo Variable Trust and IDS Life Insurance Company and Stephens Inc. dated May 1, 2000 filed electronically as Exhibit 8.18(a) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.20 Copy of Participation Agreement by and among Liberty Variable Investment Trust, Columbia Funds Distributor, Inc. and IDS Life Insurance Company, dated Feb. 2, 2004 is filed electronically herewith.

8.21 Copy of Participation Agreement by and among Oppenheimer Variable Account Funds, Oppenheimer Funds, Inc. and IDS Life Insurance Company, dated Jan. 12, 2004 is filed electronically herewith.

9. Opinion of counsel and consent to its use as the legality of the securities being registered is filed electronically herewith.

10. Consent of Independent Auditors for Retirement Advisor Advantage Plus(SM) Variable Annuity/Retirement Advisor Select Plus(SM) Variable Annuity is filed electronically herewith.

11.      None.

12.      Not applicable.

13. Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21 is incorporated by reference to Exhibit 13 of Registrant's Post-Effective Amendment No. 2, filed on or about May 1, 2000.

14.      Not applicable.

15. Power of Attorney to sign Amendment to this Registration Statement, dated April 15, 2004 is filed electronically herewith.

Item 25.



Item 25. Directors and Officers of the Depositor (IDS Life Insurance Company)
         --------------------------------------------------------------------

Name                    Principal Business Address*    Position and Offices with Depositor
------------------------------------------------------ ----------------------------------------

Gumer C. Alvero                                        Director and Executive Vice President
                                                       - Annuities

Timothy V. Bechtold                                    Director and President

Arthur H. Berman                                       Director and Executive Vice
                                                       President - Finance

Walter S. Berman                                       Vice President and Treasurer

Mark E. Schwarzmann                                    Director, Chairman of the Board
                                                       and Chief Executive Officer

Lorraine R. Hart                                       Vice President - Investments

Michelle M. Keeley                                     Vice President - Investments

Christopher J. Kopka                                   Money Laundering Prevention Officer

Eric L. Marhoun                                        Vice President, Assistant General
                                                       Counsel and Secretary

Jeryl A. Millner                                       Vice President and Controller

Thomas W. Murphy                                       Vice President - Investments

Roger Natarajan                                        Director

Teresa J. Rasmussen                                    Vice President, General Counsel
                                                       and Assistant Secretary


Bridget Sperl                                          Executive Vice President - Client
                                                       Service

Beth E. Weimer                                         Chief Compliance Officer

* Unless otherwise noted, the business address is 70100 AXP Financial Center, Minneapolis, MN 55474.


Item 26.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)


The following list includes the names of major subsidiaries of American Express Company.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services
     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Partners LLC                                                      Delaware
     Advisory Capital Strategies Group Inc.                                             Minnesota
     Advisory Convertible Arbitage, LLC                                                 Delaware
     Advisory Quantitive Equity (General Partner) LLC                                   Delaware
     Advisory Select LLC                                                                Delaware
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Enterprise REO 1, LLC                                                     Minnesota
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Bank, FSB                                                         Federal
     American Express Certificate Company                                               Delaware
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Company                                                           New York
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Alabama Inc.                                  Alabama
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Maryland Inc.                                 Maryland
     American Express Insurance Agency of Massachusetts Inc.                            Massachusetts
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of New Mexico Inc.                               New Mexico
     American Express Insurance Agency of Oklahoma Inc.                                 Oklahoma
     American Express Insurance Agency of Texas Inc.                                    Texas
     American Express Insurance Agency of Wyoming Inc.                                  Wyoming
     American Express International Deposit Corporation                                 Cayman Island
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Property Casualty Insurance Agency                                Wisconsin
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     AMEX Assurance Company                                                             Illinois
     Boston Equity General Partner LLC                                                  Delaware
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Utah, Inc.                                                 Utah
     IDS Life Insurance Company                                                         Minnesota
     IDS REO1, LLC                                                                      Minnesota
     IDS REO2, LLC                                                                      Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Realty Corporation                                                             Minnesota
     Investors Syndicate Development Corporation - NV                                   Nevada
     Kenwood Capital Management LLC                                                     Delaware
     Northwinds Marketing Group, LLC                                                    Delaware
     Realty Assets, Inc.                                                                Nebraska
     Securities America Financial Corporation                                           Nebraska
     Securities America Inc.                                                            Delaware
     Securities America Advisors, Inc.                                                  Nebraska

Item 27. Number of Contract owners

          As of March 31, 2004, there were 168,818 non-qualified contract owners and 233,306 qualified contract owners in the IDS Life Variable
          Account 10.

Item 28. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

Item 29  Principal Underwriter (IDS Life Insurance Company)

(a) IDS Life is the principal underwriter, depositor, sponsor or investment adviser for IDS Life Variable Annuity Fund A, IDS Life Variable Annuity Fund B, IDS Life Series Fund, Inc., AXP Variable Portfolio - Income Series, Inc., AXP Variable Portfolio - Investment Series, Inc., AXP Variable Portfolio - Managed Series, Inc., AXP Variable Portfolio - Money Market Series, Inc., AXP Variable Portfolio - Partners Series, Inc., IDS Life Account MGA, IDS Life Account SBS, IDS Life Accounts F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ and TZ, IDS Life Variable Account 10, IDS Life Variable Life Separate Account and IDS Life Variable Account for Smith Barney.

(b)  As to each director, officer, or partner of the principal underwriter:

     Name and Principal Business Address*  Position and Offices with Underwriter
     ------------------------------------  -------------------------------------
     Gumer C. Alvero                       Director and Executive
                                           Vice President - Annuities

     Timothy V. Bechtold                   Director and President

     Arthur H. Berman                      Director and Executive Vice
                                           President - Finance

     Walter S. Berman                      Vice President and Treasurer

     Lorraine R. Hart                      Vice President - Investments

     Michelle M. Keeley                    Vice President - Investments

     Christopher J. Kopka                  Money Laundering Prevention Officer

     Eric L. Marhoun                       Vice President, Assistant General
                                           Counsel and Secretary

     Jeryl A. Millner                      Vice President and Controller

     Thomas W. Murphy                      Vice President - Investments

     Roger Natarajan                       Director

     Teresa J. Rasmussen                   Vice President, General Counsel
                                           and Assistant Secretary

     Mark E. Schwarzmann                   Director, Chairman of the Board and
                                           Chief Executive Officer

     Bridget Sperl                         Executive Vice President - Client
                                           Service

     Beth E. Weimer                        Chief Compliance Officer

* Unless otherwise noted, the business address is 70100 AXP Financial Center, Minneapolis, MN 55474.


(c)

         Name of                     Net Underwriting
         Principal                    Discounts and     Compensation on       Brokerage
         Underwriter                   Commissions         Redemption        Commissions      Compensation
         -----------                   -----------         ----------        -----------      ------------
         IDS Life Insurance            $39,181,124            None               None              None
         Company

Item 30. Location of Accounts and Records

         IDS Life Insurance Company
         70100 AXP Financial Center
         Minneapolis, MN 55474

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

(a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)      Registrant   undertakes   to  deliver  any   Statement  of   Additional
         Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28,
         1988). Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

(e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company, on behalf of the Registrant, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 28th day of April, 2004.


                                    IDS LIFE VARIABLE ANNUITY ACCOUNT 10
                                    ------------------------------------
                                                          (Registrant)

                                    By IDS Life Insurance Company
                                    ------------------------------------
                                                          (Sponsor)

                                    By /s/  Timothy V. Bechtold*
                                      ----------------------------------
                                            Timothy V. Bechtold
                                            President

As required by the Securities Act of 1933, Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 28th day of April, 2004.


/s/  Gumer C. Alvero*                         Director and Executive Vice
------------------------------------          President - Annuities
     Gumer C. Alvero

/s/  Timothy V. Bechtold*                     Director and President
------------------------------------
     Timothy V. Bechtold

/s/  Arthur H. Berman*                        Director and Vice President -
------------------------------------          Finance
     Arthur H. Berman                         (Principal Financial Officer)

/s/  Jeryl A. Millner*                        Vice President and Controller
------------------------------------          (Principal Accounting Officer)
     Jeryl A. Millner

/s/  Roger Natarajan*                         Director
------------------------------------
     Roger Natarajan

/s/  Mark E. Schwarzmann*                     Chairman of the Board of Directors
------------------------------------          and Chief Executive Officer
     Mark E. Schwarzmann                      (Chief Executive Officer)


* Signed pursuant to Power of Attorney dated April 15, 2004 filed electronically herewith as Exhibit 15 to Registrant's Post-Effective Amendment No. 24, by:



/s/ Mary Ellyn Minenko
----------------------
    Mary Ellyn Minenko

      CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 24 TO REGISTRATION STATEMENT

This Post-Effective Amendment is comprised of the following papers and documents:

The Cover Page.

Part A.

     The Prospectus

Part B. (incorporated by reference)

     Statements of Additional Information

     Financial Statements

Part C.

     Other Information.

     The signatures.